GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 97.0%
Brazil – 3 .1%
413,785 Ambev SA (Consumer Staples) $ 910,101
196,900 Atacadao SA (Consumer
Staples) 371,633
394,982 B3 SA – Brasil Bolsa Balcao
(Financials) 804,115
305,093 Banco Bradesco SA (Financials) 664,653
66,700 Banco BTG Pactual SA
(Financials) 400,897
179,512 Banco do Brasil SA (Financials) 926,276
456,238 BB Seguridade Participacoes
SA (Financials) 2,803,826
130,300 Caixa Seguridade Participacoes
SA (Financials) 368,648
185,307 CCR SA (Industrials) 424,498
87,371 Centrais Eletricas Brasileiras
SA (Utilities) 578,334
152,200 Cia Siderurgica Nacional SA
(Materials) 378,773
144,500 Cosan SA (Energy)* 374,457
62,405 CPFL Energia SA (Utilities) 404,884
75,028 Engie Brasil Energia SA
(Utilities) 618,685
214,789 Equatorial Energia SA
(Utilities) 1,194,532
476,200 Hapvida Participacoes e
Investimentos SA (Health
Care)*
(a)
361,509
46,944 Hypera SA (Health Care) 242,497
90,923 Klabin SA (Materials) 351,524
328,674 Lojas Renner SA (Consumer
Discretionary) 820,458
1 Magazine Luiza SA (Consumer
Discretionary)* 2
150,260 Natura & Co. Holding SA
(Consumer Staples) 424,548
445,533 Petroleo Brasileiro SA (Energy) 3,450,097
74,284 PRIO SA (Energy) 588,098
359,878 Raia Drogasil SA (Consumer
Staples) 1,716,590
100,100 Rumo SA (Industrials) 375,386
156,900 Sendas Distribuidora SA
(Consumer Staples)* 363,603
48,005 Suzano SA (Materials) 444,808
139,227 Telefonica Brasil SA
(Communication Services) 1,147,013
196,898 TIM SA (Communication
Services) 594,157
70,600 TOTVS SA (Information
Technology) 385,786
431,530 Vale SA (Materials) 5,189,017
85,471 Vibra Energia SA (Consumer
Discretionary) 350,285
147,860 WEG SA (Industrials) 1,056,374
29,086,064
Chile – 0 .5%
4,067,294 Banco de Chile (Financials) 482,547
13,188 Banco de Credito e Inversiones
SA (Financials) 373,933
Shares Description Value
a
Common Stocks – (continued)
Chile – (continued)
8,549,923 Banco Santander Chile
(Financials) $ 404,352
711,129 Cencosud SA (Consumer
Staples) 1,334,344
135,597 Empresas CMPC SA
(Materials) 283,536
57,268 Empresas Copec SA (Energy) 474,948
2,908,201 Enel Americas SA (Utilities) 287,420
6,429,162 Enel Chile SA (Utilities) 368,154
378,367 Falabella SA (Consumer
Discretionary)* 1,145,306
5,154,540
China – 28 .7%
252,945 37 Interactive Entertainment
Network Technology Group Co.
Ltd., Class A (Communication
Services) 505,337
160,000 AAC Technologies Holdings,
Inc. (Information Technology) 491,861
82,300 Accelink Technologies Co.
Ltd., Class A (Information
Technology) 373,682
1,626,025 Agricultural Bank of China
Ltd., Class A (Financials) 982,154
3,777,809 Agricultural Bank of China
Ltd., Class H (Financials) 1,579,047
237,835 Aier Eye Hospital Group Co.
Ltd., Class A (Health Care) 396,613
13,309 Airtac International Group
(Industrials) 419,065
223,354 Akeso, Inc. (Health Care)*
(a)
1,256,185
1,713,419 Alibaba Group Holding Ltd.
(Consumer Discretionary) 16,404,109
438,132 Aluminum Corp. of China Ltd.,
Class A (Materials) 493,716
1,479,629 Aluminum Corp. of China Ltd.,
Class H (Materials) 1,104,518
61,601 Anhui Conch Cement Co. Ltd.,
Class A (Materials) 203,502
66,600 Anhui Kouzi Distillery Co. Ltd.,
Class A (Consumer Staples) 384,868
76,463 Anker Innovations Technology
Co. Ltd., Class A (Information
Technology) 737,808
183,614 ANTA Sports Products Ltd.
(Consumer Discretionary) 1,953,877
26,092 Autohome, Inc. ADR
(Communication Services) 741,013
1,012,000 AviChina Industry &
Technology Co. Ltd., Class H
(Industrials) 457,921
158,377 Baidu, Inc., Class A
(Communication Services)* 1,892,827
1,169,810 Bank of Beijing Co. Ltd., Class
A (Financials) 936,756
198,488 Bank of Changsha Co. Ltd.,
Class A (Financials) 234,593
1,627,126 Bank of China Ltd., Class A
(Financials) 994,013

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
9,242,038 Bank of China Ltd., Class H
(Financials) $ 4,370,959
1,201,286 Bank of Communications Co.
Ltd., Class A (Financials) 1,165,262
2,325,322 Bank of Communications Co.
Ltd., Class H (Financials) 1,750,675
877,149 Bank of Jiangsu Co. Ltd., Class
A (Financials) 998,084
361,770 Bank of Nanjing Co. Ltd., Class
A (Financials) 516,178
677,886 Bank of Shanghai Co. Ltd.,
Class A (Financials) 728,443
203,918 Baoshan Iron & Steel Co. Ltd.,
Class A (Materials) 193,594
76,474 BeiGene Ltd. (Health Care)* 865,585
185,479 Beijing Enterprises Holdings
Ltd. (Utilities) 651,981
1,180,000 Beijing Enterprises Water
Group Ltd. (Utilities) 375,568
6,131 Beijing Kingsoft Office
Software, Inc., Class A
(Information Technology) 218,315
26,429 Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A (Health Care) 247,710
182,475 Beijing Yanjing Brewery Co.
Ltd., Class A (Consumer
Staples) 235,000
75,023 Bloomage Biotechnology Corp.
Ltd., Class A (Health Care) 605,308
75,100 BOC Aviation Ltd.
(Industrials)
(a)
556,769
1,016,506 BOE Technology Group Co.
Ltd., Class A (Information
Technology) 570,635
2,845,309 Bosideng International Holdings
Ltd. (Consumer Discretionary) 1,643,899
458,000 Brilliance China Automotive
Holdings Ltd. (Consumer
Discretionary) 360,038
12,121 BYD Co. Ltd., Class A
(Consumer Discretionary) 381,944
55,067 BYD Co. Ltd., Class H
(Consumer Discretionary) 1,545,721
156,941 BYD Electronic International
Co. Ltd. (Information
Technology) 678,048
251,676 C&D International Investment
Group Ltd. (Real Estate)
(b)
506,997
354,141 Caitong Securities Co. Ltd.,
Class A (Financials) 351,805
347,861 CGN Power Co. Ltd., Class A
(Utilities) 200,543
2,592,228 CGN Power Co. Ltd., Class H
(Utilities)*
(a)
990,722
27,618 Changchun High-Tech Industry
Group Co. Ltd., Class A (Health
Care) 398,275
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
283,400 China Baoan Group Co. Ltd.,
Class A (Industrials) $ 386,032
2,632,206 China CITIC Bank Corp. Ltd.,
Class H (Financials) 1,604,891
2,110,552 China Communications
Services Corp. Ltd., Class H
(Industrials) 1,017,055
566,772 China Construction Bank Corp.,
Class A (Financials) 548,996
10,819,623 China Construction Bank Corp.,
Class H (Financials) 7,661,770
714,500 China Eastern Airlines Corp.
Ltd., Class A (Industrials)* 388,318
1,170,636 China Energy Engineering
Corp. Ltd., Class A (Industrials) 352,739
509,430 China Everbright Bank Co. Ltd.,
Class A (Financials) 227,100
2,414,330 China Everbright Bank Co. Ltd.,
Class H (Financials) 774,600
1,126,055 China Feihe Ltd. (Consumer
Staples)
(a)
557,029
162,736 China Galaxy Securities Co.
Ltd., Class A (Financials) 257,719
691,001 China Galaxy Securities Co.
Ltd., Class H (Financials) 371,850
545,265 China Great Wall Securities Co.
Ltd., Class A (Financials) 543,918
417,500 China Hongqiao Group Ltd.
(Materials) 688,420
308,000 China Life Insurance Co. Ltd.,
Class H (Financials) 436,212
522,181 China Mengniu Dairy Co. Ltd.
(Consumer Staples)* 958,479
154,340 China Merchants Bank Co. Ltd.,
Class A (Financials) 727,960
378,222 China Merchants Bank Co. Ltd.,
Class H (Financials) 1,682,416
541,871 China Merchants Port Holdings
Co. Ltd. (Industrials) 770,208
169,134 China Merchants Securities Co.
Ltd., Class A (Financials) 330,218
907,694 China Minsheng Banking Corp.
Ltd., Class A (Financials) 488,320
2,844,259 China Minsheng Banking Corp.
Ltd., Class H (Financials) 1,076,138
1,044,000 China National Building
Material Co. Ltd., Class H
(Materials) 417,688
149,256 China National Nuclear Power
Co. Ltd., Class A (Utilities) 196,737
267,000 China Overseas Land &
Investment Ltd. (Real Estate) 503,056
52,242 China Pacific Insurance Group
Co. Ltd., Class A (Financials) 206,871
166,292 China Pacific Insurance Group
Co. Ltd., Class H (Financials)* 433,619
261,663 China Petroleum & Chemical
Corp., Class A (Energy) 232,215

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,847,949 China Petroleum & Chemical
Corp., Class H (Energy) $ 1,805,598
519,545 China Railway Group Ltd.,
Class H (Industrials) 278,920
194,910 China Resources Land Ltd.
(Real Estate) 707,554
990,470 China Resources
Pharmaceutical Group Ltd.
(Health Care)
(a)
733,039
23,410 China Resources Sanjiu
Medical & Pharmaceutical Co.
Ltd., Class A (Health Care) 195,965
76,169 China Shenhua Energy Co. Ltd.,
Class A (Energy) 443,624
419,875 China Shenhua Energy Co. Ltd.,
Class H (Energy) 2,036,756
350,000 China State Construction
International Holdings Ltd.
(Industrials) 463,484
504,437 China Taiping Insurance
Holdings Co. Ltd. (Financials) 544,842
554,055 China Three Gorges Renewables
Group Co. Ltd., Class A
(Utilities) 356,006
9,337,953 China Tower Corp. Ltd., Class
H (Communication Services)
(a)
1,098,112
970,341 China United Network
Communications Ltd., Class A
(Communication Services) 610,139
133,887 China Yangtze Power Co. Ltd.,
Class A (Utilities) 490,198
1,638,945 China Zheshang Bank Co. Ltd.,
Class A (Financials)* 671,999
59,923 Chongqing Brewery Co. Ltd.,
Class A (Consumer Staples) 568,398
201,200 Chongqing Changan
Automobile Co. Ltd., Class A
(Consumer Discretionary) 381,751
641,159 Chongqing Rural Commercial
Bank Co. Ltd., Class A
(Financials) 455,201
368,292 Chow Tai Fook Jewellery Group
Ltd. (Consumer Discretionary) 472,643
466,263 CITIC Ltd. (Industrials) 470,831
337,200 CMOC Group Ltd., Class A
(Materials) 386,938
558,000 CMOC Group Ltd., Class H
(Materials) 514,253
542,286 COSCO SHIPPING
Development Co. Ltd., Class A
(Industrials) 198,471
280,000 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H (Energy) 394,409
223,120 COSCO SHIPPING Holdings
Co. Ltd., Class A (Industrials) 461,715
466,120 COSCO SHIPPING Holdings
Co. Ltd., Class H (Industrials) 778,123
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
260,376 CRRC Corp. Ltd., Class A
(Industrials) $ 249,702
728,723 CRRC Corp. Ltd., Class H
(Industrials) 435,929
138,935 CSPC Innovation
Pharmaceutical Co. Ltd., Class
A (Health Care) 598,717
2,122,068 CSPC Pharmaceutical Group
Ltd. (Health Care) 1,798,374
20,231 Dong-E-E-Jiao Co. Ltd., Class
A (Health Care) 188,477
312,210 Dongxing Securities Co. Ltd.,
Class A (Financials) 359,551
77,166 Ecovacs Robotics Co.
Ltd., Class A (Consumer
Discretionary) 529,697
905,940 Far East Horizon Ltd.
(Financials) 727,221
654,553 First Capital Securities Co. Ltd.,
Class A (Financials) 486,325
737,000 Fosun International Ltd.
(Industrials) 412,619
187,607 Foxconn Industrial Internet
Co. Ltd., Class A (Information
Technology) 591,374
30,037 Fuyao Glass Industry Group
Co. Ltd., Class A (Consumer
Discretionary) 191,101
66,800 Fuyao Glass Industry Group
Co. Ltd., Class H (Consumer
Discretionary)
(a)
376,977
802,490 Geely Automobile Holdings
Ltd. (Consumer Discretionary) 971,397
324,059 GF Securities Co. Ltd., Class A
(Financials) 573,840
95,600 Giant Biogene Holding Co. Ltd.
(Consumer Staples)*
(a)
604,271
537,568 Goldwind Science &
Technology Co. Ltd., Class A
(Industrials) 576,921
269,500 Great Wall Motor Co.
Ltd., Class H (Consumer
Discretionary) 464,361
38,958 Gree Electric Appliances, Inc.
of Zhuhai, Class A (Consumer
Discretionary) 218,162
650,000 Guangdong Investment Ltd.
(Utilities) 367,234
582,196 Guangzhou Automobile Group
Co. Ltd., Class A (Consumer
Discretionary) 674,480
1,104,000 Guangzhou Automobile Group
Co. Ltd., Class H (Consumer
Discretionary) 458,627
300,000 Guangzhou Baiyun
International Airport Co. Ltd.,
Class A (Industrials)* 418,550

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
110,227 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A (Health Care) $ 476,218
105,800 Guangzhou Shiyuan Electronic
Technology Co. Ltd., Class A
(Information Technology) 477,763
510,900 Guangzhou Yuexiu Capital
Holdings Group Co. Ltd., Class
A (Financials) 389,434
243,563 Guosen Securities Co. Ltd.,
Class A (Financials) 299,597
175,584 Guotai Junan Securities Co.
Ltd., Class A (Financials) 336,772
625,766 Guoyuan Securities Co. Ltd.,
Class A (Financials) 552,758
745,978 Haidilao International Holding
Ltd. (Consumer Discretionary)
(a)
1,655,324
164,423 Haier Smart Home Co.
Ltd., Class A (Consumer
Discretionary) 668,284
419,526 Haier Smart Home Co.
Ltd., Class H (Consumer
Discretionary) 1,517,583
910,500 Hainan Airport Infrastructure
Co. Ltd., Class A (Real Estate)* 428,444
121,000 Haitian International Holdings
Ltd. (Industrials) 368,877
265,302 Haitong Securities Co. Ltd.,
Class A (Financials) 302,610
938,680 Haitong Securities Co. Ltd.,
Class H (Financials) 460,740
109,600 Hang Zhou Great Star Industrial
Co. Ltd., Class A (Consumer
Discretionary) 383,180
147,777 Hangzhou Robam Appliances
Co. Ltd., Class A (Consumer
Discretionary) 489,611
155,100 Hangzhou Silan
Microelectronics Co. Ltd., Class
A (Information Technology)* 400,984
182,000 Hansoh Pharmaceutical Group
Co. Ltd. (Health Care)
(a)
373,615
118,800 Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A (Materials) 378,077
237,494 Hengan International Group Co.
Ltd. (Consumer Staples) 825,712
184,500 Hengtong Optic-electric Co.
Ltd., Class A (Information
Technology) 379,766
218,984 Hengyi Petrochemical Co. Ltd.,
Class A (Materials)* 216,033
1,188,870 Hesteel Co. Ltd., Class A
(Materials) 351,691
81,000 Hisense Home Appliances
Group Co. Ltd., Class H
(Consumer Discretionary) 367,554
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
62,961 Hithink RoyalFlush Information
Network Co. Ltd., Class A
(Financials) $ 1,010,519
110,057 Huadong Medicine Co. Ltd.,
Class A (Health Care) 478,966
367,373 Huafon Chemical Co. Ltd.,
Class A (Materials) 381,630
134,193 Huaibei Mining Holdings Co.
Ltd., Class A (Materials) 364,103
322,182 Huatai Securities Co. Ltd.,
Class H (Financials)
(a)
366,521
835,619 Huaxia Bank Co. Ltd., Class A
(Financials) 792,165
285,634 Huayu Automotive Systems
Co. Ltd., Class A (Consumer
Discretionary) 631,559
72,526 Hubei Jumpcan Pharmaceutical
Co. Ltd., Class A (Health Care) 380,096
212,100 Hundsun Technologies,
Inc., Class A (Information
Technology) 585,701
15,580 Imeik Technology Development
Co. Ltd., Class A (Health Care) 431,154
1,004,468 Industrial & Commercial
Bank of China Ltd., Class A
(Financials) 750,454
6,013,323 Industrial & Commercial
Bank of China Ltd., Class H
(Financials) 3,397,379
211,764 Industrial Bank Co. Ltd., Class
A (Financials) 521,255
573,900 Industrial Securities Co. Ltd.,
Class A (Financials) 423,242
96,880 Inner Mongolia Dian Tou
Energy Corp. Ltd., Class A
(Energy) 303,252
49,144 Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
(Consumer Staples) 191,425
124,487 iQIYI, Inc. ADR
(Communication Services)* 576,375
71,500 Isoftstone Information
Technology Group Co.
Ltd., Class A (Information
Technology)* 391,344
77,000 Jason Furniture Hangzhou
Co. Ltd., Class A (Consumer
Discretionary) 379,705
186,782 JCET Group Co. Ltd., Class A
(Information Technology) 667,414
108,253 JD Health International, Inc.
(Consumer Staples)*
(a)
361,842
395,900 JD Logistics, Inc.
(Industrials)*
(a)
431,154
218,677 JD.com, Inc., Class A
(Consumer Discretionary) 3,183,714
311,900 Jiangsu Eastern Shenghong Co.
Ltd., Class A (Materials)* 383,655

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
218,405 Jiangsu Expressway Co. Ltd.,
Class H (Industrials) $ 226,966
185,468 Jiangsu Hengrui
Pharmaceuticals Co. Ltd., Class
A (Health Care) 1,080,968
121,400 Jiangsu Nhwa Pharmaceutical
Co. Ltd., Class A (Health Care) 398,211
49,600 Jiangsu Pacific Quartz Co.
Ltd., Class A (Information
Technology) 265,199
179,515 Jiangxi Copper Co. Ltd., Class
A (Materials) 629,591
412,989 Jiangxi Copper Co. Ltd., Class
H (Materials) 891,083
560,545 Jinko Solar Co. Ltd., Class A
(Information Technology) 628,574
212,087 Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
(Health Care) 363,889
271,877 Jointown Pharmaceutical Group
Co. Ltd., Class A (Health Care) 276,817
20,652 Kanzhun Ltd. ADR
(Communication Services) 438,855
23,572 KE Holdings, Inc. ADR (Real
Estate) 400,017
326,620 Kingnet Network Co. Ltd.,
Class A (Communication
Services) 488,945
94,771 Kingsoft Corp. Ltd.
(Communication Services) 302,847
319,855 Kuaishou Technology
(Communication Services)*
(a)
2,267,054
462,000 Kunlun Energy Co. Ltd.
(Utilities) 479,518
7,566 Kweichow Moutai Co. Ltd.,
Class A (Consumer Staples) 1,716,051
130,800 LB Group Co. Ltd., Class A
(Materials) 376,673
1,795,864 Lenovo Group Ltd. (Information
Technology) 2,575,571
70,211 Li Auto, Inc., Class A
(Consumer Discretionary)* 701,361
388,786 Li Ning Co. Ltd. (Consumer
Discretionary) 1,011,305
1,464,805 Liaoning Port Co. Ltd., Class A
(Industrials) 280,145
362,903 Longfor Group Holdings Ltd.
(Real Estate)
(a)
570,562
76,946 LONGi Green Energy
Technology Co. Ltd., Class A
(Information Technology) 196,813
463,040 Meituan, Class B (Consumer
Discretionary)*
(a)
6,220,545
635,244 Metallurgical Corp. of China
Ltd., Class A (Industrials) 284,935
137,600 MINISO Group Holding Ltd.
(Consumer Discretionary) 787,959
844,000 MMG Ltd. (Materials)* 412,110
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
356,400 Nanjing Securities Co. Ltd.,
Class A (Financials) $ 391,317
212,437 NetEase, Inc. (Communication
Services) 3,736,421
159,200 New China Life Insurance Co.
Ltd., Class H (Financials) 325,182
445,121 New Hope Liuhe Co. Ltd.,
Class A (Consumer Staples)* 613,669
271,481 New Oriental Education
& Technology Group, Inc.
(Consumer Discretionary)* 2,198,332
307,186 Nongfu Spring Co. Ltd., Class
H (Consumer Staples)
(a)
1,633,435
294,536 Offshore Oil Engineering Co.
Ltd., Class A (Energy) 248,825
467,370 OFILM Group Co. Ltd., Class A
(Information Technology)* 520,232
523,547 Oriental Pearl Group Co. Ltd.,
Class A (Communication
Services) 471,109
60,376 PDD Holdings, Inc. ADR
(Consumer Discretionary)* 9,043,117
2,230,821 People's Insurance Co. Group
of China Ltd. (The), Class H
(Financials) 775,605
1,487,909 PetroChina Co. Ltd., Class A
(Energy) 2,075,881
4,060,014 PetroChina Co. Ltd., Class H
(Energy) 4,136,120
1,251,178 PICC Property & Casualty Co.
Ltd., Class H (Financials) 1,624,875
193,090 Ping An Bank Co. Ltd., Class A
(Financials) 295,163
82,659 Ping An Insurance Group Co. of
China Ltd., Class A (Financials) 489,839
388,102 Ping An Insurance Group Co. of
China Ltd., Class H (Financials) 1,962,003
178,200 Pop Mart International Group
Ltd. (Consumer Discretionary)
(a)
845,063
669,713 Postal Savings Bank of China
Co. Ltd., Class A (Financials) 463,495
922,157 Postal Savings Bank of China
Co. Ltd., Class H (Financials)
(a)
519,817
70,473 Qifu Technology, Inc. ADR
(Financials) 1,361,538
171,050 Qinghai Salt Lake Industry Co.
Ltd., Class A (Materials)* 406,917
276,700 Rongsheng Petrochemical Co.
Ltd., Class A (Materials)* 381,474
189,709 SAIC Motor Corp. Ltd., Class A
(Consumer Discretionary) 367,257
31,192 Sangfor Technologies,
Inc., Class A (Information
Technology)* 234,972
153,400 Satellite Chemical Co. Ltd.,
Class A (Materials) 384,980
436,410 SDIC Capital Co. Ltd., Class A
(Financials) 369,282

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
40,100 Seres Group Co. Ltd., Class A
(Consumer Discretionary)* $ 490,660
26,436 SG Micro Corp., Class A
(Information Technology) 282,148
60,493 Shaanxi Coal Industry Co. Ltd.,
Class A (Energy) 216,654
864,800 Shandong Nanshan Aluminum
Co. Ltd., Class A (Materials) 458,104
1,384,048 Shanghai Construction Group
Co. Ltd., Class A (Industrials) 443,706
584,831 Shanghai Electric Group Co.
Ltd., Class A (Industrials)* 338,767
168,200 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A (Health
Care) 536,216
325,513 Shanghai International Port
Group Co. Ltd., Class A
(Industrials) 254,841
102,400 Shanghai Jinjiang International
Hotels Co. Ltd., Class A
(Consumer Discretionary) 395,485
77,100 Shanghai M&G Stationery, Inc.,
Class A (Industrials) 377,440
777,469 Shanghai Pudong Development
Bank Co. Ltd., Class A
(Financials) 892,149
274,560 Shanghai Rural Commercial
Bank Co. Ltd., Class A
(Financials) 298,437
588,472 Shanghai Yuyuan Tourist
Mart Group Co. Ltd., Class A
(Consumer Discretionary) 467,996
762,300 Shanxi Taigang Stainless Steel
Co. Ltd., Class A (Materials) 396,466
25,971 Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
(Consumer Staples) 862,395
334,291 Shenwan Hongyuan Group Co.
Ltd., Class A (Financials) 209,278
18,940 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care) 756,094
109,417 Shenzhen YUTO Packaging
Technology Co. Ltd., Class A
(Materials) 375,465
196,278 Shijiazhuang Yiling
Pharmaceutical Co. Ltd., Class
A (Health Care) 490,428
430,504 Sichuan Changhong Electric
Co. Ltd., Class A (Consumer
Discretionary) 291,427
104,874 Sichuan Kelun Pharmaceutical
Co. Ltd., Class A (Health Care) 461,893
71,769 Sichuan Swellfun Co. Ltd.,
Class A (Consumer Staples) 446,634
344,700 Sinolink Securities Co. Ltd.,
Class A (Financials) 388,905
231,709 Sinopharm Group Co. Ltd.,
Class H (Health Care) 627,894
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
217,000 Sinotruk Hong Kong Ltd.
(Industrials) $ 503,158
282,000 Songcheng Performance
Development Co. Ltd., Class A
(Consumer Discretionary) 396,153
30,500 Suzhou TFC Optical
Communication Co. Ltd., Class
A (Information Technology) 371,643
84,954 TAL Education Group ADR
(Consumer Discretionary)* 965,077
191,200 TBEA Co. Ltd., Class A
(Industrials) 392,505
744,799 Tencent Holdings Ltd.
(Communication Services) 34,253,700
109,266 Tencent Music Entertainment
Group ADR (Communication
Services) 1,578,894
219,195 Tianqi Lithium Corp., Class A
(Materials) 1,088,141
1,027,605 Tingyi Cayman Islands Holding
Corp. (Consumer Staples) 1,254,402
176,800 Tongcheng Travel Holdings Ltd.
(Consumer Discretionary)* 403,618
709,200 Tongling Nonferrous Metals
Group Co. Ltd., Class A
(Materials) 386,413
80,812 Tongwei Co. Ltd., Class A
(Information Technology)* 255,847
2,344,818 Topsports International
Holdings Ltd. (Consumer
Discretionary)
(a)
1,528,574
136,532 Trina Solar Co. Ltd., Class A
(Information Technology) 414,596
30,426 Trip.com Group Ltd. (Consumer
Discretionary)* 1,522,982
156,639 Vipshop Holdings Ltd. ADR
(Consumer Discretionary) 2,517,189
210,200 Walvax Biotechnology Co. Ltd.,
Class A (Health Care) 386,391
1,332,772 Want Want China Holdings Ltd.
(Consumer Staples) 802,387
271,000 Weichai Power Co. Ltd., Class
H (Industrials) 484,266
149,600 Western Mining Co. Ltd., Class
A (Materials) 382,648
2,853,999 Wintime Energy Group Co.
Ltd., Class A (Utilities)* 498,707
531,255 Wuchan Zhongda Group Co.
Ltd., Class A (Consumer
Discretionary) 350,859
88,700 WUS Printed Circuit Kunshan
Co. Ltd., Class A (Information
Technology) 381,383
214,941 Xiamen C & D, Inc., Class A
(Industrials) 284,500
1,198,834 Xiaomi Corp., Class B
(Information Technology)*
(a)
2,678,599
141,922 Yadea Group Holdings Ltd.
(Consumer Discretionary)
(a)
226,397

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
245,817 Yankuang Energy Group Co.
Ltd., Class H (Energy) $ 613,337
235,296 Youngor Fashion Co. Ltd., Class
A (Real Estate) 257,377
56,614 Yum China Holdings, Inc.
(Consumer Discretionary) 2,024,517
57,334 Yunnan Botanee Bio-
Technology Group Co. Ltd.,
Class A (Consumer Staples)* 421,252
85,483 Yunnan Yuntianhua Co. Ltd.,
Class A (Materials) 243,819
119,587 Yutong Bus Co. Ltd., Class A
(Industrials) 400,655
78,885 Zangge Mining Co. Ltd., Class
A (Materials) 283,176
165,000 Zhejiang Chint Electrics Co.
Ltd., Class A (Industrials) 485,151
778,441 Zhejiang Expressway Co. Ltd.,
Class H (Industrials) 508,457
267,807 Zhejiang Longsheng Group Co.
Ltd., Class A (Materials) 325,733
149,786 Zhejiang NHU Co. Ltd., Class
A (Health Care) 390,955
36,837 Zhejiang Supor Co. Ltd., Class
A (Consumer Discretionary) 268,981
217,100 Zhejiang Wanfeng Auto Wheel
Co. Ltd., Class A (Consumer
Discretionary) 447,764
167,383 Zhejiang Weixing New Building
Materials Co. Ltd., Class A
(Industrials) 391,976
25,427 Zhongji Innolight Co.
Ltd., Class A (Information
Technology) 550,211
171,977 Zhongjin Gold Corp. Ltd., Class
A (Materials) 341,212
253,797 Zhongsheng Group Holdings
Ltd. (Consumer Discretionary) 458,715
333,467 Zhongtai Securities Co. Ltd.,
Class A (Financials) 287,220
162,100 Zijin Mining Group Co. Ltd.,
Class A (Materials) 388,302
377,342 Zijin Mining Group Co. Ltd.,
Class H (Materials) 797,770
250,760 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A (Industrials) 277,052
214,234 ZTE Corp., Class H
(Information Technology)* 439,786
270,590,637
Colombia – 0 .0%
42,492 Bancolombia SA (Financials) 394,045
Czech Republic – 0 .1%
4,774 CEZ AS (Utilities) 198,966
18,306 Komercni Banka AS
(Financials) 625,795
Shares Description Value
a
Common Stocks – (continued)
Czech Republic – (continued)
102,292 Moneta Money Bank AS
(Financials)
(a)
$ 447,673
1,272,434
Egypt – 0 .2%
1,119,164 Commercial International Bank
- Egypt (CIB) (Financials) 1,851,462
426,843 Eastern Co. SAE (Consumer
Staples) 249,225
2,100,687
Greece – 0 .8%
210,511 Alpha Services and Holdings
SA (Financials)* 354,451
446,898 Eurobank Ergasias Services and
Holdings SA (Financials)* 976,127
148,274 Hellenic Telecommunications
Organization SA
(Communication Services) 2,163,388
18,243 JUMBO SA (Consumer
Discretionary) 522,842
24,875 Motor Oil Hellas Corinth
Refineries SA (Energy) 703,733
18,781 Mytilineos SA (Industrials) 746,633
73,798 National Bank of Greece SA
(Financials)* 639,319
72,231 OPAP SA (Consumer
Discretionary) 1,148,765
96,628 Piraeus Financial Holdings SA
(Financials)* 378,477
31,177 Public Power Corp. SA
(Utilities)* 379,750
8,013,485
Hong Kong – 0 .2%
35,585 Orient Overseas International
Ltd. (Industrials) 604,049
3,143,780 Sino Biopharmaceutical Ltd.
(Health Care) 1,141,242
1,745,291
Hungary – 0 .3%
100,394 MOL Hungarian Oil & Gas
PLC (Energy) 779,582
25,320 OTP Bank Nyrt (Financials) 1,219,861
22,925 Richter Gedeon Nyrt (Health
Care) 580,631
2,580,074
India – 18 .4%
5,516 ABB India Ltd. (Industrials) 549,672
182,130 Adani Power Ltd. (Utilities)* 1,649,117
51,618 Ambuja Cements Ltd.
(Materials) 392,092
6,260 Apollo Hospitals Enterprise
Ltd. (Health Care) 437,916
144,015 Ashok Leyland Ltd.
(Industrials) 386,473
50,211 Asian Paints Ltd. (Materials) 1,733,147
20,665 Astral Ltd. (Industrials) 519,118

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
87,017 Aurobindo Pharma Ltd. (Health
Care) $ 1,236,067
15,438 Avenue Supermarts Ltd.
(Consumer Staples)*
(a)
795,682
180,849 Axis Bank Ltd. (Financials) 2,517,917
4,950 Bajaj Auto Ltd. (Consumer
Discretionary) 538,743
11,863 Bajaj Finance Ltd. (Financials) 951,882
19,085 Bajaj Finserv Ltd. (Financials) 349,502
4,087 Bajaj Holdings & Investment
Ltd. (Financials) 389,422
172,695 Bandhan Bank Ltd.
(Financials)
(a)
389,577
365,819 Bank of Baroda (Financials) 1,160,944
287,389 Bharat Electronics Ltd.
(Industrials) 1,018,947
20,932 Bharat Forge Ltd. (Consumer
Discretionary) 389,833
115,777 Bharat Heavy Electricals Ltd.
(Industrials) 414,583
156,706 Bharat Petroleum Corp. Ltd.
(Energy) 1,178,610
155,318 Bharti Airtel Ltd.
(Communication Services) 2,554,326
1,034 Bosch Ltd. (Consumer
Discretionary) 376,503
36,093 Britannia Industries Ltd.
(Consumer Staples)* 2,239,747
412,126 Canara Bank (Financials) 582,606
100,685 CG Power & Industrial
Solutions Ltd. (Industrials) 776,145
36,141 Cholamandalam Investment and
Finance Co. Ltd. (Financials) 537,366
135,124 Cipla Ltd. (Health Care) 2,342,740
153,369 Coal India Ltd. (Energy) 902,525
75,116 Colgate-Palmolive India Ltd.
(Consumer Staples) 2,391,356
29,598 Container Corp. Of India Ltd.
(Industrials) 381,130
8,580 Cummins India Ltd.
(Industrials) 365,038
133,483 Dabur India Ltd. (Consumer
Staples) 871,696
11,735 Divi's Laboratories Ltd. (Health
Care) 605,538
66,338 DLF Ltd. (Real Estate) 648,230
29,774 Dr. Reddy's Laboratories Ltd.
(Health Care) 2,065,939
11,320 Eicher Motors Ltd. (Consumer
Discretionary) 641,929
353,490 GAIL India Ltd. (Utilities) 865,184
370,159 GMR Airports Infrastructure
Ltd. (Industrials)* 375,164
24,670 Godrej Consumer Products Ltd.
(Consumer Staples) 375,453
14,088 Godrej Properties Ltd. (Real
Estate)* 468,980
41,560 Grasim Industries Ltd.
(Materials) 1,153,252
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
69,584 Havells India Ltd. (Industrials) $ 1,589,979
243,261 HCL Technologies Ltd.
(Information Technology) 3,858,836
19,311 HDFC Asset Management Co.
Ltd. (Financials)
(a)
898,629
170,653 HDFC Bank Ltd. (Financials) 3,131,181
54,533 HDFC Life Insurance Co. Ltd.
(Financials)
(a)
359,225
7,817 Hero MotoCorp Ltd. (Consumer
Discretionary) 479,445
334,393 Hindalco Industries Ltd.
(Materials) 2,761,595
20,140 Hindustan Aeronautics Ltd.
(Industrials) 1,200,094
184,765 Hindustan Petroleum Corp. Ltd.
(Energy) 1,189,433
63,558 Hindustan Unilever Ltd.
(Consumer Staples) 1,773,422
496,647 ICICI Bank Ltd. (Financials) 6,670,154
32,165 ICICI Lombard General
Insurance Co. Ltd. (Financials)
(a)
609,130
415,110 IDFC First Bank Ltd.
(Financials)* 379,944
138,398 Indian Hotels Co. Ltd.
(Consumer Discretionary) 924,187
939,505 Indian Oil Corp. Ltd. (Energy) 1,827,882
103,404 Indus Towers Ltd.
(Communication Services)* 431,287
22,284 IndusInd Bank Ltd. (Financials) 390,264
7,738 Info Edge India Ltd.
(Communication Services) 528,136
400,563 Infosys Ltd. (Information
Technology) 6,751,451
10,649 InterGlobe Aviation Ltd.
(Industrials)*
(a)
534,426
326,316 ITC Ltd. (Consumer Staples) 1,667,130
45,194 Jindal Stainless Ltd. (Materials) 429,626
140,958 Jindal Steel & Power Ltd.
(Materials) 1,736,238
201,151 Jio Financial Services Ltd.
(Financials)* 829,823
114,364 JSW Steel Ltd. (Materials) 1,206,442
154,466 Jubilant Foodworks Ltd.
(Consumer Discretionary) 914,161
31,698 Kotak Mahindra Bank Ltd.
(Financials) 638,128
62,182 Larsen & Toubro Ltd.
(Industrials) 2,733,449
40,025 LTIMindtree Ltd. (Information
Technology)
(a)
2,254,591
49,958 Lupin Ltd. (Health Care) 947,165
25,494 Macrotech Developers Ltd.
(Real Estate)
(a)
420,857
85,329 Mahindra & Mahindra Ltd.
(Consumer Discretionary) 2,562,030
16,657 Mankind Pharma Ltd. (Health
Care)* 426,995
221,136 Marico Ltd. (Consumer Staples) 1,577,759

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
9,359 Maruti Suzuki India Ltd.
(Consumer Discretionary) $ 1,390,240
61,089 Mphasis Ltd. (Information
Technology) 1,671,634
372 MRF Ltd. (Consumer
Discretionary) 559,001
64,329 Muthoot Finance Ltd.
(Financials) 1,297,389
72,468 Nestle India Ltd. (Consumer
Staples) 2,044,475
504,294 NMDC Ltd. (Materials) 1,571,704
539,555 NTPC Ltd. (Utilities) 2,320,562
600,327 Oil & Natural Gas Corp. Ltd.
(Energy) 1,901,211
3,720 Page Industries Ltd. (Consumer
Discretionary) 1,602,366
26,073 PB Fintech Ltd. (Financials)* 404,318
26,602 Persistent Systems Ltd.
(Information Technology) 1,086,915
125,472 Petronet LNG Ltd. (Energy) 446,969
10,226 Phoenix Mills Ltd. (The) (Real
Estate) 379,736
41,059 Pidilite Industries Ltd.
(Materials) 1,460,679
9,993 Polycab India Ltd. (Industrials) 807,096
373,096 Power Finance Corp. Ltd.
(Financials) 2,201,131
640,108 Power Grid Corp. of India Ltd.
(Utilities) 2,377,267
364,667 Punjab National Bank
(Financials) 565,538
281,728 REC Ltd. (Financials) 1,814,987
266,387 Reliance Industries Ltd.
(Energy) 9,129,849
68,190 SBI Cards & Payment Services
Ltd. (Financials) 565,396
32,658 SBI Life Insurance Co. Ltd.
(Financials)
(a)
542,427
2,087 Shree Cement Ltd. (Materials) 617,080
36,149 Shriram Finance Ltd.
(Financials) 1,019,471
21,684 Siemens Ltd. (Industrials) 1,810,121
3,370 Solar Industries India Ltd.
(Materials) 378,317
51,310 Sona Blw Precision Forgings
Ltd. (Consumer Discretionary)
(a)
400,233
20,852 SRF Ltd. (Materials) 552,419
199,596 State Bank of India (Financials) 1,985,528
74,759 Sun Pharmaceutical Industries
Ltd. (Health Care) 1,307,434
7,189 Supreme Industries Ltd.
(Materials) 454,536
749,034 Suzlon Energy Ltd.
(Industrials)* 427,590
51,473 Tata Communications Ltd.
(Communication Services) 1,096,598
135,255 Tata Consultancy Services Ltd.
(Information Technology) 5,948,328
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
72,514 Tata Consumer Products Ltd.
(Consumer Staples) $ 921,071
16,102 Tata Elxsi Ltd. (Information
Technology) 1,339,598
327,633 Tata Motors Ltd. (Consumer
Discretionary) 3,622,867
225,290 Tata Motors Ltd., Class A
(Consumer Discretionary) 1,669,205
147,348 Tata Power Co. Ltd. (The)
(Utilities) 770,975
1,430,742 Tata Steel Ltd. (Materials) 2,865,898
196,593 Tech Mahindra Ltd.
(Information Technology) 2,893,268
22,507 Titan Co. Ltd. (Consumer
Discretionary) 874,139
58,216 Torrent Pharmaceuticals Ltd.
(Health Care) 1,880,327
18,838 Trent Ltd. (Consumer
Discretionary) 1,028,920
13,564 Tube Investments of India Ltd.
(Consumer Discretionary) 581,235
26,307 TVS Motor Co. Ltd. (Consumer
Discretionary) 686,818
18,146 UltraTech Cement Ltd.
(Materials) 2,155,553
265,107 Union Bank of India Ltd.
(Financials) 508,641
26,525 United Spirits Ltd. (Consumer
Staples) 368,427
87,780 UPL Ltd. (Materials) 535,064
79,225 Varun Beverages Ltd.
(Consumer Staples) 1,354,218
346,722 Vedanta Ltd. (Materials) 1,869,205
313,449 Wipro Ltd. (Information
Technology) 1,645,517
583,973 Zomato Ltd. (Consumer
Discretionary)* 1,253,351
174,116,027
Indonesia – 1 .2%
1,739,701 Adaro Energy Indonesia Tbk PT
(Energy) 296,552
2,393,832 Aneka Tambang Tbk (Materials) 215,813
3,031,498 Astra International Tbk PT
(Industrials) 800,315
4,067,952 Bank Central Asia Tbk PT
(Financials) 2,315,603
3,687,136 Bank Mandiri Persero Tbk PT
(Financials) 1,338,714
1,330,461 Bank Negara Indonesia Persero
Tbk PT (Financials) 360,248
3,946,226 Bank Rakyat Indonesia Persero
Tbk PT (Financials) 1,053,946
883,937 Indah Kiat Pulp & Paper Tbk
PT (Materials)* 495,005
895,437 Indofood CBP Sukses Makmur
Tbk PT (Consumer Staples) 537,262
2,584,220 Indofood Sukses Makmur Tbk
PT (Consumer Staples) 934,295

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Indonesia – (continued)
6,507,624 Kalbe Farma Tbk PT (Health
Care) $ 596,699
3,371,596 Sumber Alfaria Trijaya Tbk PT
(Consumer Staples) 549,830
8,368,160 Telkom Indonesia Persero Tbk
PT (Communication Services) 1,493,395
3,504,343 Unilever Indonesia Tbk PT
(Consumer Staples) 672,834
11,660,511
Kazakhstan – – %
70,023 Polymetal International PLC
(Materials)*
(c)
—
Kuwait – 0 .4%
104,861 Boubyan Bank KSCP
(Financials) 197,799
627,891 Kuwait Finance House KSCP
(Financials) 1,493,274
774,653 National Bank of Kuwait SAKP
(Financials) 2,162,820
3,853,893
Luxembourg – 0 .1%
26,041 Reinet Investments SCA
(Financials) 654,791
Mexico – 2 .4%
787,160 Alfa SAB de CV, Class A
(Industrials) 544,668
2,350,485 America Movil SAB de CV,
Series B (Communication
Services) 2,166,689
187,825 Banco del Bajio SA
(Financials)
(a)
645,743
2,212,663 Cemex SAB de CV, Series CPO
(Materials)* 1,656,886
59,351 Coca-Cola Femsa SAB de CV
(Consumer Staples) 550,963
261,218 Fomento Economico Mexicano
SAB de CV (Consumer Staples) 2,979,878
108,069 Gruma SAB de CV, Class B
(Consumer Staples) 2,086,793
11,515 Grupo Aeroportuario del
Sureste SAB de CV, Class B
(Industrials) 385,258
255,861 Grupo Bimbo SAB de CV,
Series A (Consumer Staples) 958,569
73,361 Grupo Carso SAB de CV, Series
A1 (Industrials) 563,796
335,924 Grupo Financiero Banorte SAB
de CV, Class O (Financials) 3,178,706
143,200 Grupo Financiero Inbursa SAB
de CV, Class O (Financials)* 382,824
239,991 Grupo Mexico SAB de CV,
Series B (Materials) 1,475,958
143,874 Kimberly-Clark de Mexico
SAB de CV, Class A (Consumer
Staples) 300,259
Shares Description Value
a
Common Stocks – (continued)
Mexico – (continued)
339,600 Operadora De Sites Mexicanos
SAB de CV (Communication
Services) $ 351,877
100,300 Prologis Property Mexico SA de
CV REIT (Real Estate) 406,117
57,353 Promotora y Operadora de
Infraestructura SAB de CV
(Industrials) 626,449
8,726 Southern Copper Corp.
(Materials) 1,035,165
544,296 Wal-Mart de Mexico SAB de
CV (Consumer Staples) 2,035,983
22,332,581
Peru – 0 .1%
21,976 Cia de Minas Buenaventura
SAA ADR (Materials) 393,371
2,378 Credicorp Ltd. (Financials) 393,131
786,502
Philippines – 0 .2%
313,034 Bank of the Philippine Islands
(Financials) 642,971
65,210 International Container
Terminal Services, Inc.
(Industrials) 380,652
99,320 Jollibee Foods Corp. (Consumer
Discretionary) 367,274
37,220 Manila Electric Co. (Utilities) 233,547
16,210 PLDT, Inc. (Communication
Services) 409,959
2,034,403
Poland – 1 .2%
39,217 Bank Pekao SA (Financials) 1,593,782
21,897 CD Projekt SA (Communication
Services)
(b)
724,709
16,047 Dino Polska SA (Consumer
Staples)*
(a)
1,598,178
11,600 KGHM Polska Miedz SA
(Materials) 446,970
529 LPP SA (Consumer
Discretionary) 2,329,911
2,425 mBank SA (Financials)* 385,585
25,147 ORLEN SA (Energy) 406,044
99,432 Powszechna Kasa Oszczednosci
Bank Polski SA (Financials) 1,499,183
179,622 Powszechny Zaklad
Ubezpieczen SA (Financials) 2,281,204
3,076 Santander Bank Polska SA
(Financials) 394,091
11,659,657
Qatar – 0 .9%
487,625 Barwa Real Estate Co. (Real
Estate) 377,672
802,062 Commercial Bank PSQC (The)
(Financials) 854,710
163,656 Industries Qatar QSC
(Industrials) 519,150

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Qatar – (continued)
599,045 Masraf Al Rayan QSC
(Financials) $ 378,907
443,987 Ooredoo QPSC
(Communication Services) 1,149,293
97,592 Qatar Fuel QSC (Energy) 360,509
286,606 Qatar International Islamic
Bank QSC (Financials) 789,524
317,533 Qatar Islamic Bank (Financials) 1,500,019
670,992 Qatar National Bank QPSC
(Financials) 2,487,886
8,417,670
Romania – 0 .1%
81,555 NEPI Rockcastle NV (Real
Estate)* 562,341
Russia – 0 .0%
1,256,908 Gazprom PJSC (Energy)*
(c)
—
1,190,600 GMK Norilskiy Nickel PAO
(Materials)*
(c)
—
35,708,229 Inter RAO UES PJSC
(Utilities)*
(c)
—
62,206 LUKOIL PJSC (Energy)*
(c)
—
824,628 Moscow Exchange MICEX-
RTS PJSC (Financials)*
(c)
—
839,494 Novolipetsk Steel PJSC
(Materials)*
(c)
—
820 PhosAgro PJSC (Materials)*
(c)
—
127,440 PhosAgro PJSC, GDR
(Materials)*
(c)
—
11,287 Polyus PJSC (Materials)*
(c)
—
90,086 Rosneft Oil Co. PJSC
(Energy)*
(c)
—
1,661,273 Sberbank of Russia PJSC
(Financials)*
(c)
—
152,107 Severstal PAO (Materials)*
(c)
—
3,362,523 Surgutneftegas PJSC
(Energy)*
(c)
—
277,377 Tatneft PJSC (Energy)*
(c)
—
1,366 TKS Holding MKPAO JSC
(Financials)*
(c)
—
799,132,583 VTB Bank PJSC (Financials)*
(c)
—
40,500 Yandex NV, Class A
(Communication Services)*
(c)
—
—
Saudi Arabia – 2 .8%
9,236 ACWA Power Co. (Utilities) 990,899
30,240 Advanced Petrochemical Co.
(Materials)* 323,306
193,467 Al Rajhi Bank (Financials) 3,925,358
87,976 Alinma Bank (Financials) 717,750
69,896 Arab National Bank (Financials) 367,119
3,947 Arabian Internet &
Co.mmunications Services Co.
(Information Technology) 277,817
49,254 Bank AlBilad (Financials) 426,132
117,634 Bank Al-Jazira (Financials)* 470,448
43,003 Banque Saudi Fransi
(Financials) 384,089
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
23,953 Bupa Arabia for Cooperative
Insurance Co. (Financials) $ 1,475,229
3,731 Elm Co. (Information
Technology) 792,615
121,310 Etihad Etisalat Co.
(Communication Services) 1,512,049
85,984 Jarir Marketing Co. (Consumer
Discretionary) 291,603
167,589 Mobile Telecommunications Co
Saudi Arabia (Communication
Services) 504,907
21,213 Nahdi Medical Co. (Consumer
Staples) 740,903
74,820 Riyad Bank (Financials) 486,738
28,411 SABIC Agri-Nutrients Co.
(Materials) 802,934
74,917 Sahara International
Petrochemical Co. (Materials) 596,228
44,068 Saudi Arabian Mining Co.
(Materials)* 542,816
447,137 Saudi Arabian Oil Co.
(Energy)
(a)
3,457,214
82,612 Saudi Awwal Bank (Financials) 843,586
65,006 Saudi Basic Industries Corp.
(Materials) 1,317,209
43,235 Saudi Electricity Co. (Utilities) 192,735
103,431 Saudi Investment Bank (The)
(Financials) 344,706
385,337 Saudi Kayan Petrochemical Co.
(Materials)* 818,817
221,363 Saudi National Bank (The)
(Financials) 1,997,797
134,669 Saudi Telecom Co.
(Communication Services) 1,292,581
41,865 Savola Group (The) (Consumer
Staples)* 481,637
26,375,222
South Africa – 3 .0%
146,622 Absa Group Ltd. (Financials) 1,161,684
92,914 Aspen Pharmacare Holdings
Ltd. (Health Care) 1,146,700
62,617 Bid Corp. Ltd. (Consumer
Staples) 1,383,012
41,883 Bidvest Group Ltd. (The)
(Industrials) 546,398
11,691 Capitec Bank Holdings Ltd.
(Financials)
(b)
1,322,569
73,892 Clicks Group Ltd. (Consumer
Staples) 1,160,765
67,452 Discovery Ltd. (Financials) 392,979
38,798 Exxaro Resources Ltd. (Energy) 373,874
601,201 FirstRand Ltd. (Financials) 2,075,584
97,471 Gold Fields Ltd. (Materials) 1,515,220
46,810 Harmony Gold Mining Co. Ltd.
(Materials) 424,926
89,724 Impala Platinum Holdings Ltd.
(Materials) 458,497
62,517 Kumba Iron Ore Ltd.
(Materials)
(b)
1,627,916

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Africa – (continued)
300,510 MTN Group Ltd.
(Communication Services) $ 1,309,778
9,956 Naspers Ltd., Class N
(Consumer Discretionary) 1,971,544
108,240 Nedbank Group Ltd.
(Financials) 1,313,540
1,603,355 Old Mutual Ltd. (Financials) 905,254
273,681 OUTsurance Group Ltd.
(Financials) 582,176
624,152 Pepkor Holdings Ltd.
(Consumer Discretionary)
(a)
562,905
61,040 Remgro Ltd. (Financials) 391,317
334,375 Sanlam Ltd. (Financials) 1,258,113
195,111 Shoprite Holdings Ltd.
(Consumer Staples) 2,587,559
216,905 Standard Bank Group Ltd.
(Financials) 2,064,270
147,155 Vodacom Group Ltd.
(Communication Services) 722,586
458,112 Woolworths Holdings Ltd.
(Consumer Discretionary) 1,324,881
28,584,047
South Korea – 11 .2%
2,822 Alteogen, Inc. (Health Care)* 378,903
11,391 Amorepacific Corp. (Consumer
Staples) 1,597,726
2,627 Celltrion, Inc. (Health Care) 334,316
3,695 CJ CheilJedang Corp.
(Consumer Staples) 932,724
39,762 Coway Co. Ltd. (Consumer
Discretionary) 1,619,715
8,708 DB Insurance Co. Ltd.
(Financials) 650,954
18,960 Doosan Bobcat, Inc.
(Industrials) 790,143
44,196 Doosan Enerbility Co. Ltd.
(Industrials)* 663,953
1,527 Ecopro BM Co. Ltd.
(Industrials)* 210,982
1,725 Enchem Co. Ltd. (Materials)* 365,669
31,837 GS Holdings Corp. (Industrials) 1,002,559
43,008 Hana Financial Group, Inc.
(Financials) 1,916,575
35,714 Hankook Tire & Technology Co.
Ltd. (Consumer Discretionary) 1,131,096
5,993 Hanmi Pharm Co. Ltd. (Health
Care) 1,227,125
5,237 Hanmi Semiconductor Co. Ltd.
(Information Technology) 611,623
4,448 Hanwha Aerospace Co. Ltd.
(Industrials) 658,582
17,389 Hanwha Ocean Co. Ltd.
(Industrials)* 373,012
10,804 HD Hyundai Co. Ltd. (Energy) 536,084
2,733 HD Hyundai Electric Co. Ltd.
(Industrials) 594,152
11,440 HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
(Industrials)* 1,077,445
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
11,836 HLB, Inc. (Health Care)* $ 523,176
17,441 HMM Co. Ltd. (Industrials) 226,744
18,794 Hyundai Engineering &
Construction Co. Ltd.
(Industrials) 450,660
5,322 Hyundai Glovis Co. Ltd.
(Industrials) 689,971
6,372 Hyundai Mobis Co. Ltd.
(Consumer Discretionary) 987,176
9,704 Hyundai Motor Co. (Consumer
Discretionary) 1,773,220
40,837 Hyundai Steel Co. (Materials) 874,520
133,376 Industrial Bank of Korea
(Financials) 1,325,524
20,011 Kakao Corp. (Communication
Services) 625,818
42,426 KB Financial Group, Inc.
(Financials) 2,433,010
33,382 Kia Corp. (Consumer
Discretionary) 2,837,789
7,660 Korea Aerospace Industries Ltd.
(Industrials) 286,583
15,173 Korea Investment Holdings Co.
Ltd. (Financials) 714,513
637 Korea Zinc Co. Ltd. (Materials) 242,461
63,597 Korean Air Lines Co. Ltd.
(Industrials) 957,710
2,245 Krafton, Inc. (Communication
Services)* 405,366
23,683 KT Corp. (Communication
Services) 626,050
15,757 KT&G Corp. (Consumer
Staples) 950,279
6,749 Kum Yang Co. Ltd. (Materials)* 406,046
3,466 Kumho Petrochemical Co. Ltd.
(Materials) 368,992
1,040 LG Chem Ltd. (Materials) 264,028
10,542 LG Corp. (Industrials) 619,020
75,919 LG Display Co. Ltd.
(Information Technology)* 544,491
33,203 LG Electronics, Inc. (Consumer
Discretionary) 2,513,217
5,567 LG H&H Co. Ltd. (Consumer
Staples) 1,678,684
4,108 LG Innotek Co. Ltd.
(Information Technology) 735,823
261,236 LG Uplus Corp.
(Communication Services) 1,820,756
21,457 Meritz Financial Group, Inc.
(Financials) 1,191,754
120,724 Mirae Asset Securities Co. Ltd.
(Financials) 628,666
9,359 NAVER Corp. (Communication
Services) 1,150,483
8,904 NCSoft Corp. (Communication
Services) 1,223,814
7,900 Netmarble Corp.
(Communication Services)*
(a)
343,491

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
114,531 NH Investment & Securities Co.
Ltd. (Financials) $ 1,015,811
13,181 Orion Corp. (Consumer Staples) 872,990
26,799 Posco DX Co. Ltd. (Information
Technology) 684,226
6,359 POSCO Holdings, Inc.
(Materials) 1,694,754
14,258 Posco International Corp.
(Industrials) 443,326
13,281 Samsung C&T Corp.
(Industrials) 1,295,918
23,489 Samsung E&A Co. Ltd.
(Industrials)* 396,983
6,859 Samsung Electro-Mechanics
Co. Ltd. (Information
Technology) 767,863
572,336 Samsung Electronics Co. Ltd.
(Information Technology) 30,382,937
8,123 Samsung Fire & Marine
Insurance Co. Ltd. (Financials) 2,044,610
116,914 Samsung Heavy Industries Co.
Ltd. (Industrials)* 773,488
6,539 Samsung Life Insurance Co.
Ltd. (Financials) 398,135
1,581 Samsung SDI Co. Ltd.
(Information Technology) 427,637
8,108 Samsung SDS Co. Ltd.
(Information Technology) 897,148
52,278 Shinhan Financial Group Co.
Ltd. (Financials) 1,780,295
20,826 SK Biopharmaceuticals Co. Ltd.
(Health Care)* 1,284,562
11,382 SK Bioscience Co. Ltd. (Health
Care)* 425,011
56,549 SK Hynix, Inc. (Information
Technology) 7,727,472
16,624 SK Square Co. Ltd.
(Industrials)* 931,727
54,052 SK Telecom Co. Ltd.
(Communication Services) 1,991,009
3,948 SK, Inc. (Industrials) 502,429
7,900 S-Oil Corp. (Energy) 389,137
125,933 Woori Financial Group, Inc.
(Financials) 1,288,845
13,872 Yuhan Corp. (Health Care) 689,317
106,198,803
Taiwan – 17 .5%
127,304 Accton Technology Corp.
(Information Technology) 1,980,651
433,925 Acer, Inc. (Information
Technology) 708,607
157,335 Advantech Co. Ltd.
(Information Technology) 1,714,492
4,000 Alchip Technologies Ltd.
(Information Technology) 354,387
581,679 ASE Technology Holding Co.
Ltd. (Information Technology) 2,819,152
423,320 Asia Cement Corp. (Materials) 542,969
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
23,000 Asia Vital Components Co. Ltd.
(Information Technology) $ 545,996
80,848 Asustek Computer, Inc.
(Information Technology) 1,280,330
133,800 Catcher Technology Co. Ltd.
(Information Technology) 927,274
889,647 Cathay Financial Holding Co.
Ltd. (Financials)* 1,543,439
226,135 Chailease Holding Co. Ltd.
(Financials) 1,061,077
410,154 Chang Hwa Commercial Bank
Ltd. (Financials) 230,438
334,452 Cheng Shin Rubber Industry
Co. Ltd. (Consumer
Discretionary) 627,730
570,000 China Airlines Ltd. (Industrials) 394,147
2,832,807 China Development Financial
Holding Corp. (Financials)* 1,233,024
684,142 China Steel Corp. (Materials) 501,586
220,176 Chunghwa Telecom Co. Ltd.
(Communication Services) 869,992
1,183,387 Compal Electronics, Inc.
(Information Technology) 1,353,476
1,850,187 CTBC Financial Holding Co.
Ltd. (Financials) 2,021,875
222,450 Delta Electronics, Inc.
(Information Technology) 2,231,779
893,860 E.Sun Financial Holding Co.
Ltd. (Financials) 789,171
25,063 eMemory Technology, Inc.
(Information Technology) 1,702,124
358,000 Eva Airways Corp. (Industrials) 395,641
98,955 Evergreen Marine Corp. Taiwan
Ltd. (Industrials) 643,021
974,713 Far Eastern New Century Corp.
(Industrials) 1,017,018
307,035 Feng TAY Enterprise Co. Ltd.
(Consumer Discretionary) 1,464,373
988,727 First Financial Holding Co. Ltd.
(Financials) 839,353
286,000 Formosa Chemicals & Fibre
Corp. (Materials) 467,043
186,000 Formosa Petrochemical Corp.
(Energy) 386,998
326,683 Formosa Plastics Corp.
(Materials) 658,529
17,000 Fortune Electric Co. Ltd.
(Industrials) 374,699
1,003,872 Fubon Financial Holding Co.
Ltd. (Financials) 2,274,625
60,496 Gigabyte Technology Co. Ltd.
(Information Technology) 593,867
20,608 Global Unichip Corp.
(Information Technology) 925,623
29,258 Globalwafers Co. Ltd.
(Information Technology) 475,982
1,117,964 Hon Hai Precision Industry Co.
Ltd. (Information Technology) 5,935,970

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
28,000 Hotai Motor Co. Ltd.
(Consumer Discretionary) $ 530,715
830,390 Hua Nan Financial Holdings
Co. Ltd. (Financials) 640,852
616,879 Inventec Corp. (Information
Technology) 1,018,801
5,937 Largan Precision Co. Ltd.
(Information Technology) 416,950
348,477 Lite-On Technology Corp.
(Information Technology) 1,156,426
189,177 MediaTek, Inc. (Information
Technology) 7,212,249
941,430 Mega Financial Holding Co.
Ltd. (Financials) 1,134,866
255,085 Micro-Star International Co.
Ltd. (Information Technology) 1,507,958
525,830 Nan Ya Plastics Corp.
(Materials) 863,560
188,493 Nanya Technology Corp.
(Information Technology) 375,310
119,028 Nien Made Enterprise Co. Ltd.
(Consumer Discretionary) 1,289,709
182,174 Novatek Microelectronics Corp.
(Information Technology) 3,334,852
437,641 Pegatron Corp. (Information
Technology) 1,432,054
749,819 Pou Chen Corp. (Consumer
Discretionary) 866,849
242,331 President Chain Store Corp.
(Consumer Staples) 2,019,799
269,544 Quanta Computer, Inc.
(Information Technology) 2,279,899
143,103 Realtek Semiconductor Corp.
(Information Technology) 2,398,744
288,000 Ruentex Development Co. Ltd.
(Real Estate)* 396,518
450,852 Shanghai Commercial &
Savings Bank Ltd. (The)
(Financials) 640,913
1,437,000 Shin Kong Financial Holding
Co. Ltd. (Financials)* 419,203
1,558,153 SinoPac Financial Holdings Co.
Ltd. (Financials) 1,108,706
304,272 Synnex Technology
International Corp. (Information
Technology) 792,757
1,668,343 Taishin Financial Holding Co.
Ltd. (Financials) 947,629
960,395 Taiwan Business Bank
(Financials) 501,039
562,371 Taiwan Cement Corp.
(Materials) 572,891
887,443 Taiwan Cooperative Financial
Holding Co. Ltd. (Financials) 699,950
102,255 Taiwan Mobile Co. Ltd.
(Communication Services) 333,022
2,941,069 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Information Technology) 74,539,040
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
43,161 Unimicron Technology Corp.
(Information Technology) $ 243,159
1,162,203 Uni-President Enterprises Corp.
(Consumer Staples) 2,870,168
1,453,841 United Microelectronics Corp.
(Information Technology) 2,468,397
108,287 Vanguard International
Semiconductor Corp.
(Information Technology) 359,352
22,823 Voltronic Power Technology
Corp. (Industrials) 1,194,202
333,000 Walsin Lihwa Corp.
(Industrials) 379,834
595,960 Winbond Electronics Corp.
(Information Technology) 459,931
447,526 Wistron Corp. (Information
Technology) 1,547,290
7,000 Wiwynn Corp. (Information
Technology) 533,741
197,076 WPG Holdings Ltd.
(Information Technology) 524,417
19,000 Yageo Corp. (Information
Technology) 388,282
2,186,917 Yuanta Financial Holding Co.
Ltd. (Financials) 2,136,690
153,356 Zhen Ding Technology Holding
Ltd. (Information Technology) 577,558
165,000,740
Thailand – 1 .4%
159,616 Advanced Info Service PCL,
NVDR (Communication
Services) 880,730
185,600 Airports of Thailand PCL,
NVDR (Industrials) 327,915
884,800 Bangkok Dusit Medical
Services PCL, NVDR (Health
Care) 649,350
1,764,800 Bangkok Expressway & Metro
PCL, NVDR (Industrials) 376,561
125,100 Bumrungrad Hospital PCL,
NVDR (Health Care) 822,892
313,400 Central Pattana PCL, NVDR
(Real Estate) 487,691
681,800 Charoen Pokphand Foods PCL,
NVDR (Consumer Staples)* 422,534
685,677 CP ALL PCL, NVDR
(Consumer Staples) 1,071,662
491,700 CP Axtra PCL, NVDR
(Consumer Staples) 384,245
497,700 Delta Electronics Thailand
PCL, NVDR (Information
Technology) 997,700
296,600 Global Power Synergy PCL,
NVDR (Utilities) 378,913
1,460,200 Home Product Center
PCL, NVDR (Consumer
Discretionary) 369,118
1,054,900 Indorama Ventures PCL, NVDR
(Materials) 662,359

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
106,100 Intouch Holdings PCL, NVDR
(Communication Services) $ 193,945
500,500 Krung Thai Bank PCL, NVDR
(Financials) 233,993
555,400 Krungthai Card PCL, NVDR
(Financials) 690,665
502,400 Minor International
PCL, NVDR (Consumer
Discretionary) 419,918
112,100 PTT Exploration & Production
PCL, NVDR (Energy) 469,242
560,700 PTT Global Chemical PCL,
NVDR (Materials) 529,609
799,000 PTT Oil & Retail Business
PCL, NVDR (Consumer
Discretionary) 393,093
687,700 PTT PCL, NVDR (Energy) 612,182
429,300 SCG Packaging PCL, NVDR
(Materials) 387,992
105,700 Siam Cement PCL (The),
NVDR (Materials) 678,043
400,200 Thai Oil PCL, NVDR (Energy) 562,934
1,692,100 True Corp. PCL, NVDR
(Communication Services)* 395,544
13,398,830
Turkey – 1 .0%
642,670 Akbank TAS (Financials) 1,324,877
158,490 BIM Birlesik Magazalar AS
(Consumer Staples) 2,361,905
126,744 Haci Omer Sabanci Holding AS
(Financials) 384,451
208,033 KOC Holding AS (Industrials) 1,538,485
60,028 Pegasus Hava Tasimaciligi AS
(Industrials)* 376,092
85,950 Turk Hava Yollari AO
(Industrials)* 807,885
1,907,053 Turkiye Is Bankasi AS, Class C
(Financials) 953,845
134,274 Turkiye Petrol Rafinerileri AS
(Energy) 736,628
1,230,682 Yapi ve Kredi Bankasi AS
(Financials) 1,234,914
9,719,082
United Arab Emirates – 1 .1%
408,087 Abu Dhabi Commercial Bank
PJSC (Financials) 866,604
354,990 Abu Dhabi Islamic Bank PJSC
(Financials) 1,084,381
642,888 Abu Dhabi National Oil Co. for
Distribution PJSC (Consumer
Discretionary) 567,092
329,091 Aldar Properties PJSC (Real
Estate) 492,779
776,662 Americana Restaurants
International PLC (Consumer
Discretionary) 685,094
902,497 Dubai Islamic Bank PJSC
(Financials) 1,356,307
Shares Description Value
a
Common Stocks – (continued)
United Arab Emirates – (continued)
784,671 Emaar Properties PJSC (Real
Estate) $ 1,636,400
426,292 Emirates NBD Bank PJSC
(Financials) 1,804,724
118,744 Emirates Telecommunications
Group Co. PJSC
(Communication Services) 520,488
336,243 First Abu Dhabi Bank PJSC
(Financials) 1,061,902
10,075,771
United States – 0 .1%
82,998 JBS SA (Consumer Staples) 455,428
TOTAL COMMON STOCKS
(Cost $770,162,624)
916,823,556
Shares Description Rate Value
a
Preferred Stocks – 2.1%
Brazil – 1 .3%
446,908 Banco Bradesco
SA (Financials) 8 .64% 1,077,337
37,862 Centrais Eletricas
Brasileiras SA,
Class B (Utilities) 4 .66 281,884
208,060 Cia Energetica
de Minas Gerais
(Utilities) 10 .84 393,885
182,451 Cia Paranaense
de Energia
(Utilities) 4 .19 315,202
270,270 Gerdau SA
(Materials) 6 .15 931,265
609,822 Itau Unibanco
Holding SA
(Financials) 7 .55 3,600,327
874,696 Itausa SA
(Financials) 8 .60 1,619,299
2 Klabin SA
(Materials) 5 .22 2
574,576 Petroleo
Brasileiro SA
(Energy) 13 .69 4,240,571
12,459,772

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology
22 .0%
Financials
20 .3
Consumer Discretionary
12 .2
Communication Services
8 .1
Consumer Staples
6 .9
Materials
6 .9
Industrials
5 .9
Investment Company
5 .5
Energy
4 .7
Health Care
3 .7
Utilities
2 .0
Real Estate
1 .0
Exchange-Traded Fund
0 .6
Securities Lending Reinvestment Vehicle
0 .2
TOTAL INVESTMENTS
100 .0%
Shares Description Rate Value
a
Preferred Stocks – (continued)
Chile – 0 .1%
8,889 Sociedad
Quimica y
Minera de Chile
SA, Class B
(Industrials) 1 .83% $ 416,053
Colombia – 0 .1%
94,952 Bancolombia SA
(Financials) 10 .38 835,887
Russia – 0 .0%
3,212,489 Surgutneftegas
PJSC (Energy)
(c)
1 .17 —
South Korea – 0 .6%
7,126 Hyundai Motor
Co. (Consumer
Discretionary) 13 .14 790,548
6,834 Hyundai Motor
Co. (Consumer
Discretionary) 13 .19 757,167
98,187 Samsung
Electronics Co.
Ltd. (Information
Technology) 2 .34 4,276,246
5,823,961
TOTAL PREFERRED STOCKS
(Cost $15,385,343)
19,535,673
Shares Description Value
Exchange-Traded Fund – 0.6%
United States – 0 .6%
257,264 iShares MSCI Malaysia ETF
(Cost $7,732,869)
5,909,354
Shares Dividend Rate Value
aa a
Investment Company – 5.8%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
55,046,981 5.180% 55,046,981
(Cost $55,046,981)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $848,327,817)
997,315,564
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.3%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,484,277 5.227% $ 2,484,277
(Cost $2,484,277)
TOTAL INVESTMENTS – 105.8%
(Cost $850,812,094)
$ 999,799,841
LIABILITIES IN EXCESS OF OTHER ASSETS
– (5.8)%
(54,940,426)
NET ASSETS – 100.0%
$ 944,859,415
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At May 31, 2024 , the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI Emerging Markets Index 27 06/21/24 $ 1,426,275 $ 61,775

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 99.0%
Australia – 0 .7%
5,717 Glencore PLC (Materials) $ 34,993
680 Rio Tinto PLC (Materials) 47,410
82,403
Austria – 0 .8%
498 Erste Group Bank AG
(Financials) 24,382
227 Mondi PLC (Materials) 4,512
63 OMV AG (Energy) 3,162
2,010 voestalpine AG (Materials) 58,610
90,666
Belgium – 1 .4%
534 Ageas SA/NV (Financials) 26,493
550 Anheuser-Busch InBev SA/NV
(Consumer Staples) 34,404
29 D’ieteren Group (Consumer
Discretionary) 6,284
374 Groupe Bruxelles Lambert NV
(Financials) 28,502
76 KBC Group NV (Financials) 5,516
1 Lotus Bakeries NV (Consumer
Staples) 10,617
20 Sofina SA (Financials) 4,825
152 Syensqo SA (Materials) 15,085
175 UCB SA (Health Care) 24,441
214 Warehouses De Pauw CVA
REIT (Real Estate) 6,217
162,384
Brazil – 0 .0%
172 Yara International ASA
(Materials) 5,321
Chile – 0 .1%
286 Antofagasta PLC (Materials) 8,022
China – 0 .1%
323 Prosus NV (Consumer
Discretionary)* 11,705
Denmark – 5 .5%
2 AP Moller – Maersk A/S, Class
A (Industrials) 3,505
2 AP Moller – Maersk A/S, Class
B (Industrials) 3,628
135 Carlsberg AS, Class B
(Consumer Staples) 18,254
50 Coloplast A/S, Class B (Health
Care) 6,002
612 Danske Bank A/S (Financials) 18,768
399 Demant A/S (Health Care)* 19,106
34 DSV A/S (Industrials) 5,216
56 Genmab A/S (Health Care)* 15,788
3,142 Novo Nordisk A/S, Class B
(Health Care) 424,058
184 Novonesis (Novozymes) B,
Class B (Materials) 10,942
285 Pandora A/S (Consumer
Discretionary) 46,624
Shares Description Value
a
Common Stocks – (continued)
Denmark – (continued)
65 ROCKWOOL A/S, Class B
(Industrials) $ 27,246
775 Tryg A/S (Financials) 15,927
115 Vestas Wind Systems A/S
(Industrials)* 3,228
618,292
Finland – 1 .3%
235 Elisa OYJ (Communication
Services) 10,893
266 Kesko OYJ, Class B (Consumer
Staples) 4,828
77 Kone OYJ, Class B (Industrials) 3,911
179 Metso Corp. (Industrials) 2,174
6,093 Nokia OYJ (Information
Technology) 23,753
2,156 Nordea Bank Abp (Financials) 26,437
842 Orion OYJ, Class B (Health
Care) 34,260
349 Sampo OYJ, Class A
(Financials) 14,943
232 UPM-Kymmene OYJ
(Materials) 8,853
583 Wartsila OYJ Abp (Industrials) 12,155
142,207
France – 16 .1%
354 Accor SA (Consumer
Discretionary)* 15,330
257 Adevinta ASA (Communication
Services)* 2,790
32 Aeroports de Paris SA
(Industrials) 4,554
310 Air Liquide SA (Materials) 60,731
281 Airbus SE (Industrials) 47,558
64 Amundi SA (Financials)*
(a)(b)
4,909
112 Arkema SA (Materials) 11,399
1,860 AXA SA (Financials) 66,735
167 BioMerieux (Health Care) 17,613
792 BNP Paribas SA (Financials) 58,208
781 Bollore SE (Communication
Services) 5,231
940 Bouygues SA (Industrials) 36,737
478 Bureau Veritas SA (Industrials) 14,322
162 Capgemini SE (Information
Technology) 32,641
2,739 Carrefour SA (Consumer
Staples) 44,572
753 Cie de Saint-Gobain SA
(Industrials) 65,871
558 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 22,504
2,490 Credit Agricole SA (Financials) 40,345
633 Danone SA (Consumer Staples) 40,626
60 Dassault Aviation SA
(Industrials) 12,962
343 Dassault Systemes (Information
Technology) 13,804
614 Eiffage SA (Industrials) 67,556

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
1,952 Engie SA (Utilities) $ 32,920
216 EssilorLuxottica SA (Health
Care) 48,141
466 Eurazeo SE (Financials) 39,080
72 Gecina SA REIT (Real Estate) 7,738
797 Getlink SE (Industrials) 14,004
30 Hermes International SCA
(Consumer Discretionary) 70,868
419 Ipsen SA (Health Care) 54,857
12 Kering (Consumer
Discretionary) 4,132
434 Klepierre SA REIT (Real
Estate) 12,533
1,354 La Francaise des Jeux SAEM
(Consumer Discretionary)
(b)
48,448
225 Legrand SA (Industrials) 24,206
244 L'Oreal SA (Consumer Staples) 119,755
233 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 185,889
2,132 Orange SA (Communication
Services) 24,823
15 Pernod Ricard SA (Consumer
Staples) 2,230
213 Publicis Groupe SA
(Communication Services) 23,771
122 Renault SA (Consumer
Discretionary) 7,096
721 Rexel SA (Industrials) 21,767
208 Safran SA (Industrials) 48,345
386 SEB SA (Consumer
Discretionary)* 47,519
704 Societe Generale SA
(Financials) 20,933
119 Sodexo SA (Consumer
Discretionary) 11,071
58 Teleperformance SE
(Industrials) 6,574
71 Thales SA (Industrials) 12,845
2,019 TotalEnergies SE (Energy) 146,874
124 Unibail-Rodamco-Westfield
REIT (Real Estate) 10,858
360 Veolia Environnement SA
(Utilities) 11,998
449 Vinci SA (Industrials) 55,787
924 Vivendi SE (Communication
Services) 10,131
1,812,191
Germany – 13 .2%
245 adidas AG (Consumer
Discretionary) 61,573
289 Allianz SE (Financials) 84,176
396 BASF SE (Materials) 20,811
799 Bayer AG (Health Care) 24,495
255 Bayerische Motoren Werke AG
(Consumer Discretionary) 25,795
355 Bechtle AG (Information
Technology)* 17,204
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
192 Beiersdorf AG (Consumer
Staples) $ 30,088
284 Brenntag SE (Industrials) 20,342
51 Carl Zeiss Meditec AG (Health
Care) 4,687
1,693 Commerzbank AG (Financials) 28,561
218 Continental AG (Consumer
Discretionary) 14,730
72 Covestro AG (Materials)*
(b)
3,860
36 CTS Eventim AG & Co. KGaA
(Communication Services) 3,103
332 Daimler Truck Holding AG
(Industrials) 14,118
3,983 Deutsche Bank AG (Financials) 65,836
135 Deutsche Boerse AG
(Financials) 26,805
6,912 Deutsche Lufthansa AG
(Industrials) 48,189
1,466 Deutsche Post AG (Industrials) 61,527
2,053 Deutsche Telekom AG
(Communication Services) 49,679
3,030 E.ON SE (Utilities) 40,393
487 Evonik Industries AG
(Materials) 10,664
1,115 Fresenius Medical Care AG
(Health Care) 47,425
1,011 Fresenius SE & Co. KGaA
(Health Care)* 32,136
379 GEA Group AG (Industrials) 15,750
51 Hannover Rueck SE
(Financials) 12,634
374 Heidelberg Materials AG
(Materials) 38,864
169 Henkel AG & Co. KGaA
(Consumer Staples) 13,503
583 Infineon Technologies AG
(Information Technology) 23,307
275 Knorr-Bremse AG (Industrials) 21,077
67 LEG Immobilien SE (Real
Estate) 5,909
749 Mercedes-Benz Group AG
(Consumer Discretionary) 53,991
77 Merck KGaA (Health Care) 13,918
9 MTU Aero Engines AG
(Industrials) 2,233
101 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 50,207
500 Nemetschek SE (Information
Technology) 45,351
520 Puma SE (Consumer
Discretionary) 26,843
50 Rational AG (Industrials) 42,284
43 Rheinmetall AG (Industrials) 24,638
853 SAP SE (Information
Technology) 153,682
97 Scout24 SE (Communication
Services)
(b)
7,287

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
518 Siemens AG (Industrials) $ 99,118
1,007 Siemens Energy AG
(Industrials)* 27,133
161 Siemens Healthineers AG
(Health Care)
(b)
9,330
37 Symrise AG (Materials) 4,392
296 Talanx AG (Financials) 23,506
305 Vonovia SE (Real Estate) 9,536
864 Zalando SE (Consumer
Discretionary)*
(b)
22,745
1,483,435
Hong Kong – 0 .1%
809 Prudential PLC (Financials) 7,694
Ireland – 0 .5%
151 AerCap Holdings NV
(Industrials) 13,999
403 AIB Group PLC (Financials) 2,284
320 Bank of Ireland Group PLC
(Financials) 3,653
117 Kerry Group PLC, Class A
(Consumer Staples) 9,882
152 Kingspan Group PLC
(Industrials) 14,554
252 Smurfit Kappa Group PLC
(Materials) 12,228
56,600
Italy – 4 .8%
81 Amplifon SpA (Health Care) 2,977
2,064 Assicurazioni Generali SpA
(Financials)
(a)
52,880
1,982 Banco BPM SpA (Financials) 14,210
489 Coca-Cola HBC AG (Consumer
Staples)* 16,486
63 DiaSorin SpA (Health Care) 6,767
5,068 Enel SpA (Utilities) 36,620
3,062 Eni SpA (Energy) 48,186
113 Ferrari NV (Consumer
Discretionary) 46,297
959 FinecoBank Banca Fineco SpA
(Financials) 15,455
964 Infrastrutture Wireless
Italiane SpA (Communication
Services)
(b)
10,518
8,466 Intesa Sanpaolo SpA
(Financials) 33,142
1,563 Leonardo SpA (Industrials)* 39,993
1,146 Mediobanca Banca di Credito
Finanziario SpA (Financials) 18,064
424 Moncler SpA (Consumer
Discretionary) 28,188
2,429 Poste Italiane SpA (Financials)
(b)
33,225
467 Prysmian SpA (Industrials) 30,429
335 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) 17,602
2,695 Snam SpA (Utilities) 12,724
Shares Description Value
a
Common Stocks – (continued)
Italy – (continued)
1,363 Terna - Rete Elettrica Nazionale
(Utilities) $ 11,426
1,592 UniCredit SpA (Financials) 62,883
538,072
Jordan – 0 .1%
630 Hikma Pharmaceuticals PLC
(Health Care) 15,481
Luxembourg – 0 .6%
2,115 ArcelorMittal (Materials) 55,472
149 Eurofins Scientific SE (Health
Care) 8,955
64,427
Netherlands – 7 .4%
1,302 ABN AMRO Bank NV
(Financials)
(b)
22,121
7 Adyen NV (Financials)*
(b)
9,004
2,387 Aegon Ltd. (Financials) 15,403
239 Akzo Nobel NV (Materials) 16,642
38 ASM International NV
(Information Technology) 26,410
346 ASML Holding NV
(Information Technology) 327,088
129 ASR Nederland NV (Financials) 6,218
104 BE Semiconductor Industries
NV (Information Technology) 15,242
143 Euronext NV (Financials)
(b)
14,026
479 EXOR NV (Financials) 53,508
262 Heineken Holding NV
(Consumer Staples) 21,361
105 Heineken NV (Consumer
Staples)
(a)
10,473
52 IMCD NV (Industrials) 7,869
2,083 ING Groep NV (Financials) 37,004
440 JDE Peet’s NV (Consumer
Staples) 9,658
2,336 Koninklijke Ahold Delhaize NV
(Consumer Staples) 72,376
4,595 Koninklijke KPN NV
(Communication Services) 17,180
541 Koninklijke Philips NV (Health
Care)* 14,612
332 NN Group NV (Financials) 15,422
568 Randstad NV (Industrials) 29,845
633 Universal Music Group NV
(Communication Services) 19,640
419 Wolters Kluwer NV
(Industrials) 66,433
827,535
Norway – 1 .1%
269 Aker BP ASA (Energy) 6,888
706 DNB Bank ASA (Financials) 13,795
1,221 Equinor ASA (Energy) 35,212
787 Gjensidige Forsikring ASA
(Financials) 13,767
204 Kongsberg Gruppen ASA
(Industrials) 17,512
291 Mowi ASA (Consumer Staples) 5,204

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Norway – (continued)
1,808 Orkla ASA (Consumer Staples) $ 14,385
135 Salmar ASA (Consumer
Staples) 8,208
931 Telenor ASA (Communication
Services) 10,851
125,822
Poland – 0 .2%
1,231 InPost SA (Industrials)* 22,064
Portugal – 0 .4%
542 Galp Energia SGPS SA
(Energy) 11,365
1,437 Jeronimo Martins SGPS SA
(Consumer Staples) 32,105
43,470
Singapore – 0 .2%
635 STMicroelectronics NV
(Information Technology) 26,096
South Africa – 0 .0%
139 Anglo American PLC
(Materials) 4,448
Spain – 4 .0%
1,101 ACS Actividades de
Construccion y Servicios SA
(Industrials) 49,149
31 Aena SME SA (Industrials)
(b)
6,044
173 Amadeus IT Group SA
(Consumer Discretionary) 12,271
5,454 Banco Bilbao Vizcaya
Argentaria SA (Financials) 58,853
4,230 Banco de Sabadell SA
(Financials) 8,902
16,272 Banco Santander SA
(Financials) 85,401
3,123 CaixaBank SA (Financials) 17,867
113 Endesa SA (Utilities) 2,245
325 Grifols SA (Health Care)* 3,291
3,865 Iberdrola SA (Utilities) 50,770
1,505 Industria de Diseno Textil SA
(Consumer Discretionary) 71,170
899 Redeia Corp. SA (Utilities) 16,142
2,061 Repsol SA (Energy) 33,606
8,210 Telefonica SA (Communication
Services) 38,191
453,902
Sweden – 4 .5%
175 Alfa Laval AB (Industrials) 8,073
678 Assa Abloy AB, Class B
(Industrials) 19,804
1,827 Atlas Copco AB, Class A
(Industrials) 34,882
1,130 Atlas Copco AB, Class B
(Industrials) 18,615
204 Epiroc AB, Class A (Industrials) 4,242
94 EQT AB (Financials) 2,842
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
222 Essity AB, Class B (Consumer
Staples) $ 5,689
1,043 Fastighets AB Balder, Class B
(Real Estate)* 7,007
2,697 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary)
(a)
47,595
1,349 Hexagon AB, Class B
(Information Technology) 14,776
241 Holmen AB, Class B (Materials) 10,069
641 Husqvarna AB, Class B
(Industrials) 5,284
565 Industrivarden AB, Class A
(Financials) 20,038
578 Industrivarden AB, Class C
(Financials) 20,230
92 Indutrade AB (Industrials) 2,365
1,487 Investor AB, Class B
(Financials) 40,211
359 L E Lundbergforetagen AB,
Class B (Financials) 18,194
217 Lifco AB, Class B (Industrials) 5,732
460 Saab AB, Class B (Industrials) 11,083
322 Sandvik AB (Industrials) 7,057
580 Securitas AB, Class B
(Industrials) 5,945
1,487 Skandinaviska Enskilda Banken
AB, Class A (Financials) 21,088
387 Skanska AB, Class B
(Industrials) 6,817
464 SKF AB, Class B (Industrials) 10,116
153 Svenska Cellulosa AB SCA,
Class B (Materials) 2,340
1,283 Svenska Handelsbanken AB,
Class A (Financials) 12,033
848 Swedbank AB, Class A
(Financials) 17,585
490 Swedish Orphan Biovitrum AB
(Health Care)* 13,157
3,835 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 23,548
261 Trelleborg AB, Class B
(Industrials) 10,150
428 Volvo AB, Class A (Industrials) 11,590
1,044 Volvo AB, Class B (Industrials) 27,993
11,795 Volvo Car AB, Class B
(Consumer Discretionary)* 39,393
505,543
Switzerland – 8 .9%
1,011 ABB Ltd. (Industrials) 55,360
95 Adecco Group AG (Industrials) 3,595
182 Alcon, Inc. (Health Care) 16,208
358 Avolta AG (Consumer
Discretionary)* 14,508
106 Baloise Holding AG
(Financials) 18,318
159 Banque Cantonale Vaudoise
(Financials) 16,752

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
32 BKW AG (Utilities) $ 5,037
299 Cie Financiere Richemont SA
(Consumer Discretionary) 47,742
496 Clariant AG (Materials)* 7,917
29 EMS-Chemie Holding AG
(Materials) 23,916
58 Geberit AG (Industrials) 35,386
5 Givaudan SA (Materials) 23,483
106 Helvetia Holding AG
(Financials) 14,229
151 Kuehne + Nagel International
AG (Industrials) 42,765
441 Logitech International SA
(Information Technology) 43,702
7 Lonza Group AG (Health Care) 3,774
1,875 Novartis AG (Health Care) 193,642
35 Partners Group Holding AG
(Financials) 46,788
524 Sandoz Group AG (Health Care) 18,621
41 Schindler Holding AG
(Industrials) 10,362
36 Schindler Holding AG
Participation Certificates
(Industrials) 9,322
438 SGS SA (Industrials) 40,783
136 SIG Group AG (Materials)* 2,823
24 Sika AG (Materials) 7,260
61 Sonova Holding AG (Health
Care) 19,257
213 Straumann Holding AG (Health
Care) 27,624
41 Swatch Group AG (The)
– Bearer (Consumer
Discretionary) 8,778
181 Swatch Group AG (The)
– Registered (Consumer
Discretionary)
(a)
7,544
39 Swiss Life Holding AG
(Financials) 27,140
211 Swiss Prime Site AG (Real
Estate) 19,483
23 Swisscom AG (Communication
Services) 12,701
31 Temenos AG (Information
Technology) 1,993
3,187 UBS Group AG (Financials) 100,646
35 VAT Group AG (Industrials)
(b)
18,879
107 Zurich Insurance Group AG
(Financials) 56,183
1,002,521
United Kingdom – 16 .3%
1,348 3i Group PLC (Financials) 49,137
904 Admiral Group PLC
(Financials) 31,238
65 Ashtead Group PLC
(Industrials) 4,707
773 Associated British Foods PLC
(Consumer Staples) 25,097
1,276 AstraZeneca PLC (Health Care) 198,039
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
5,947 Auto Trader Group PLC
(Communication Services)
(b)
$ 61,800
2,707 Aviva PLC (Financials) 16,540
2,601 BAE Systems PLC (Industrials) 46,097
14,785 Barclays PLC (Financials) 41,413
1,917 Barratt Developments PLC
(Consumer Discretionary) 12,282
294 Berkeley Group Holdings PLC
(Consumer Discretionary) 19,614
1,490 British American Tobacco PLC
(Consumer Staples) 45,814
654 Bunzl PLC (Industrials) 24,447
2,539 Burberry Group PLC
(Consumer Discretionary) 33,458
26,199 Centrica PLC (Utilities) 47,216
241 Coca-Cola Europacific Partners
PLC (Consumer Staples) 17,764
1,018 Compass Group PLC
(Consumer Discretionary) 28,411
379 DCC PLC (Industrials) 27,457
1,266 Diageo PLC (Consumer
Staples) 42,400
612 Halma PLC (Information
Technology) 17,345
3,551 Hargreaves Lansdown PLC
(Financials) 47,721
14,321 HSBC Holdings PLC
(Financials) 126,978
1,298 Imperial Brands PLC
(Consumer Staples) 32,077
1,913 Informa PLC (Communication
Services) 20,649
176 InterContinental Hotels Group
PLC (Consumer Discretionary) 17,703
278 Intertek Group PLC
(Industrials) 16,905
5,718 J Sainsbury PLC (Consumer
Staples) 20,181
23,608 JD Sports Fashion PLC
(Consumer Discretionary) 38,324
9,159 Kingfisher PLC (Consumer
Discretionary) 30,797
644 Land Securities Group PLC
REIT (Real Estate) 5,350
7,533 Legal & General Group PLC
(Financials) 23,978
28,009 Lloyds Banking Group PLC
(Financials) 19,799
266 London Stock Exchange Group
PLC (Financials) 31,029
6,318 M&G PLC (Financials) 16,016
1,303 Melrose Industries PLC
(Industrials) 10,216
1,789 National Grid PLC (Utilities) 20,099
4,675 NatWest Group PLC
(Financials) 18,750
408 Next PLC (Consumer
Discretionary) 48,508

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
1,103 Pearson PLC (Consumer
Discretionary) $ 13,313
1,145 Phoenix Group Holdings PLC
(Financials) 7,234
292 Reckitt Benckiser Group PLC
(Consumer Staples) 16,551
1,581 RELX PLC (Industrials) 68,762
5,723 Rolls-Royce Holdings PLC
(Industrials)* 33,037
3,676 Sage Group PLC (The)
(Information Technology) 47,856
1,908 Schroders PLC (Financials) 9,518
1,624 Smith & Nephew PLC (Health
Care) 20,478
1,103 Smiths Group PLC (Industrials) 24,183
45 Spirax-Sarco Engineering PLC
(Industrials) 5,105
551 SSE PLC (Utilities) 12,312
2,066 Standard Chartered PLC
(Financials) 20,449
4,962 Taylor Wimpey PLC (Consumer
Discretionary) 9,296
11,841 Tesco PLC (Consumer Staples) 46,886
1,560 Unilever PLC (Consumer
Staples) 84,989
360 United Utilities Group PLC
(Utilities) 4,657
46,722 Vodafone Group PLC
(Communication Services) 44,984
293 Whitbread PLC (Consumer
Discretionary) 11,016
2,255 Wise PLC, Class A
(Financials)* 23,385
365 WPP PLC (Communication
Services) 3,796
1,843,163
United States – 10 .7%
14,588 BP PLC (Energy) 90,666
553 Experian PLC (Industrials) 25,396
281 Ferrovial SE (Industrials) 11,061
4,148 GSK PLC (Health Care) 93,293
2,320 Haleon PLC (Consumer
Staples) 9,603
591 Holcim AG (Materials)* 51,609
2,156 Nestle SA (Consumer Staples) 228,374
492 QIAGEN NV (Health Care)* 21,028
648 Roche Holding AG (Health
Care) 165,924
75 Roche Holding AG (Health
Care)
(a)
21,016
946 Sanofi SA (Health Care) 92,182
434 Schneider Electric SE
(Industrials) 107,163
5,078 Shell PLC (Energy) 181,772
2,887 Stellantis NV (Consumer
Discretionary) 63,309
227 Swiss Re AG (Financials) 28,861
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
615 Tenaris SA (Energy) $ 10,078
1,201,335
TOTAL COMMON STOCKS
(Cost $9,382,780)
11,154,799
Shares Description Rate Value
a
Preferred Stocks – 0.3%
Germany – 0 .3%
103 Bayerische
Motoren Werke
AG (Consumer
Discretionary) 6 .82% 9,884
203 Henkel AG
& Co. KGaA
(Consumer
Staples) 2 .23 18,318
86 Porsche
Automobil
Holding SE
(Consumer
Discretionary) 5 .08 4,717
TOTAL PREFERRED STOCKS
(Cost $36,019)
32,919
Shares Dividend Rate Value
aa a
Investment Company – 1.5%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
166,052 5.180% 166,052
(Cost $166,052)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $9,584,851)
11,353,770
a
Securities Lending Reinvestment Vehicle – 1.4%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
158,616 5.227% 158,616
(Cost $158,616)
TOTAL INVESTMENTS – 102.2%
(Cost $9,743,467)
$ 11,512,386
LIABILITIES IN EXCESS OF OTHER ASSETS
– (2.2)%
(248,091)
NET ASSETS – 100.0%
$ 11,264,295
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
(c) Represents an affiliated issuer.
Investment Abbreviations:
CVA — Dutch Certification
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 19 .5%
Industrials 17 .3
Health Care 15 .2
Consumer Discretionary 11 .7
Consumer Staples 9 .7
Information Technology 7 .4
Energy 4 .9
Materials 4 .9
Communication Services 3 .3
Utilities 2 .6
Investment Company 1 .4
Real Estate 0 .7
Securities Lending Reinvestment Vehicle 1 .4
TOTAL INVESTMENTS
100 .0%
FUTURES CONTRACTS
— At May 31, 2024 , the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI Europe Jun24 3 06/21/24 $ 111,171 $ 3,535

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 99.0%
Australia – 5 .8%
122,251 Ampol Ltd. (Energy) $ 2,822,842
526,186 ANZ Group Holdings Ltd.
(Financials) 9,885,807
154,745 APA Group (Utilities) 848,005
63,591 Aristocrat Leisure Ltd.
(Consumer Discretionary) 1,900,144
24,641 ASX Ltd. (Financials) 1,021,761
982,436 Aurizon Holdings Ltd.
(Industrials) 2,404,399
609,176 BHP Group Ltd. (Materials) 18,032,452
787,968 BlueScope Steel Ltd.
(Materials) 11,078,168
144,089 Brambles Ltd. (Industrials) 1,364,568
78,604 CAR Group Ltd.
(Communication Services) 1,823,896
39,799 Cochlear Ltd. (Health Care) 8,537,625
751,693 Coles Group Ltd. (Consumer
Staples) 8,208,580
245,033 Commonwealth Bank of
Australia (Financials) 19,480,147
45,947 Computershare Ltd.
(Industrials) 810,984
308,251 Fortescue Ltd. (Materials) 5,071,759
1,092,011 Glencore PLC (Materials) 6,684,105
135,705 Goodman Group REIT (Real
Estate) 3,025,201
266,458 Insurance Australia Group Ltd.
(Financials) 1,098,689
2,190,947 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 7,096,027
34,710 Macquarie Group Ltd.
(Financials) 4,407,869
1,433,176 Medibank Pvt Ltd. (Financials) 3,545,658
501,615 National Australia Bank Ltd.
(Financials) 11,312,347
76,040 Northern Star Resources Ltd.
(Materials) 725,685
255,624 Orica Ltd. (Materials) 3,114,451
113,714 Origin Energy Ltd. (Utilities) 770,624
1,699,257 Pilbara Minerals Ltd.
(Materials) 4,283,045
53,262 Pro Medicus Ltd. (Health Care) 4,254,879
208,444 QBE Insurance Group Ltd.
(Financials) 2,467,538
35,806 REA Group Ltd.
(Communication Services) 4,446,085
131,961 Reece Ltd. (Industrials) 2,278,267
35,253 Rio Tinto Ltd. (Materials) 3,023,469
95,755 Rio Tinto PLC (Materials) 6,676,085
243,461 Santos Ltd. (Energy) 1,235,402
90,096 Seven Group Holdings Ltd.
(Industrials) 2,348,200
62,539 Sonic Healthcare Ltd. (Health
Care) 1,011,923
354,347 Suncorp Group Ltd. (Financials) 3,749,327
783,803 Telstra Group Ltd.
(Communication Services) 1,808,801
313,882 Transurban Group (Industrials) 2,611,428
724,823 Vicinity Ltd. REIT (Real Estate) 939,985
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
88,012 Washington H Soul Pattinson &
Co. Ltd. (Financials) $ 1,816,845
272,946 Wesfarmers Ltd. (Consumer
Discretionary) 11,779,013
553,766 Westpac Banking Corp.
(Financials) 9,567,971
20,259 WiseTech Global Ltd.
(Information Technology) 1,302,459
101,448 Woodside Energy Group Ltd.
(Energy) 1,868,864
446,284 Woolworths Group Ltd.
(Consumer Staples) 9,378,919
211,920,298
Austria – 0 .5%
81,957 Erste Group Bank AG
(Financials) 4,012,663
73,186 Mondi PLC (Materials) 1,454,547
16,289 OMV AG (Energy) 817,678
399,194 voestalpine AG (Materials) 11,640,192
17,925,080
Belgium – 0 .9%
118,093 Ageas SA/NV (Financials) 5,858,824
96,458 Anheuser-Busch InBev SA/NV
(Consumer Staples) 6,033,671
5,322 D’ieteren Group (Consumer
Discretionary) 1,153,203
74,424 Groupe Bruxelles Lambert NV
(Financials) 5,671,791
20,315 KBC Group NV (Financials) 1,474,529
101 Lotus Bakeries NV (Consumer
Staples) 1,072,335
6,206 Sofina SA (Financials) 1,497,014
38,254 Syensqo SA (Materials) 3,796,542
31,614 UCB SA (Health Care) 4,415,291
38,206 Warehouses De Pauw CVA
REIT (Real Estate) 1,109,910
32,083,110
Brazil – 0 .0%
18,684 Wheaton Precious Metals Corp.
(Materials) 1,023,189
Canada – 10 .1%
26,651 Agnico Eagle Mines Ltd.
(Materials) 1,817,269
186,557 Air Canada (Industrials)* 2,490,802
139,273 Alimentation Couche-Tard, Inc.
(Consumer Staples) 8,127,621
78,802 AltaGas Ltd. (Utilities) 1,777,619
235,953 ARC Resources Ltd. (Energy) 4,464,093
93,970 Bank of Montreal (Financials) 8,379,161
183,845 Bank of Nova Scotia (The)
(Financials) 8,701,668
31,402 BCE, Inc. (Communication
Services) 1,073,955
87,938 Brookfield Asset Management
Ltd., Class A (Financials)
(a)
3,451,332
67,402 Brookfield Corp. (Financials) 2,934,606
51,680 Cameco Corp. (Energy) 2,867,299

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
31,830 Canadian Apartment Properties
REIT (Real Estate) $ 1,041,425
160,373 Canadian Imperial Bank of
Commerce (Financials) 7,950,708
33,400 Canadian National Railway Co.
(Industrials) 4,251,110
137,521 Canadian Natural Resources
Ltd. (Energy) 10,562,630
48,837 Canadian Pacific Kansas City
Ltd. (Industrials) 3,886,825
58,266 Canadian Tire Corp. Ltd., Class
A (Consumer Discretionary) 5,814,845
55,418 Canadian Utilities Ltd., Class A
(Utilities) 1,263,538
593,208 Cenovus Energy, Inc. (Energy) 12,363,305
55,440 CGI, Inc. (Information
Technology)* 5,473,843
7,795 Constellation Software, Inc.
(Information Technology) 21,678,752
10,647 Descartes Systems Group,
Inc. (The) (Information
Technology)* 983,040
113,766 Dollarama, Inc. (Consumer
Discretionary) 10,766,103
46,689 Element Fleet Management
Corp. (Industrials) 829,555
53,988 Emera, Inc. (Utilities) 1,879,669
510,029 Empire Co. Ltd. (Consumer
Staples) 12,081,456
189,846 Enbridge, Inc. (Energy) 6,939,828
10,015 Fairfax Financial Holdings Ltd.
(Financials) 11,272,505
18,944 FirstService Corp. (Real Estate) 2,780,834
37,927 Fortis, Inc. (Utilities) 1,516,635
76,844 George Weston Ltd. (Consumer
Staples) 10,915,946
99,825 Great-West Lifeco, Inc.
(Financials)
(a)
2,993,688
48,417 Hydro One Ltd. (Utilities)
(b)
1,394,455
68,646 iA Financial Corp., Inc.
(Financials) 4,468,801
97,563 IGM Financial, Inc. (Financials) 2,605,927
86,977 Imperial Oil Ltd. (Energy)
(a)
6,144,507
12,500 Intact Financial Corp.
(Financials) 2,091,112
140,186 Ivanhoe Mines Ltd., Class A
(Materials)* 2,023,886
106,010 Keyera Corp. (Energy) 2,806,662
203,570 Kinross Gold Corp. (Materials) 1,653,171
143,792 Loblaw Cos. Ltd. (Consumer
Staples) 16,698,290
426,188 Manulife Financial Corp.
(Financials) 11,067,788
154,338 MEG Energy Corp. (Energy)* 3,350,227
43,853 Metro, Inc. (Consumer Staples) 2,336,532
81,226 National Bank of Canada
(Financials) 6,941,288
93,724 Nutrien Ltd. (Materials) 5,491,498
26,239 Onex Corp. (Financials) 1,859,819
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
37,855 Open Text Corp. (Information
Technology) $ 1,107,477
155,717 Parkland Corp. (Energy) 4,492,792
111,865 Pembina Pipeline Corp.
(Energy) 4,154,880
221,957 Power Corp. of Canada
(Financials) 6,443,046
36,377 Quebecor, Inc., Class B
(Communication Services) 767,222
23,910 RB Global, Inc. (Industrials) 1,737,538
14,232 Restaurant Brands International,
Inc. (Consumer Discretionary) 975,771
119,917 RioCan Real Estate Investment
Trust REIT (Real Estate) 1,521,010
38,547 Rogers Communications,
Inc., Class B (Communication
Services) 1,557,263
234,605 Royal Bank of Canada
(Financials) 25,640,210
74,070 Saputo, Inc. (Consumer Staples) 1,498,625
87,565 Shopify, Inc., Class A
(Information Technology)* 5,181,376
48,072 Stantec, Inc. (Industrials) 3,879,192
94,715 Sun Life Financial, Inc.
(Financials)
(a)
4,746,346
274,452 Suncor Energy, Inc. (Energy) 11,194,316
57,456 TC Energy Corp. (Energy) 2,215,374
14,163 Teck Resources Ltd., Class B
(Materials) 736,540
59,598 TELUS Corp. (Communication
Services) 979,783
9,238 TFI International, Inc.
(Industrials) 1,222,155
17,441 Thomson Reuters Corp.
(Industrials) 3,000,853
94,377 TMX Group Ltd. (Financials) 2,532,598
22,600 Toromont Industries Ltd.
(Industrials) 1,973,594
272,747 Toronto-Dominion Bank (The)
(Financials) 15,246,540
22,217 Tourmaline Oil Corp. (Energy) 1,101,927
10,177 West Fraser Timber Co. Ltd.
(Materials) 813,996
87,432 WSP Global, Inc. (Industrials) 13,148,634
372,134,686
Chile – 0 .1%
59,859 Antofagasta PLC (Materials) 1,678,962
124,797 Lundin Mining Corp.
(Materials) 1,434,596
3,113,558
China – 0 .5%
1,357,497 BOC Hong Kong Holdings Ltd.
(Financials) 4,251,206
40,375 Prosus NV (Consumer
Discretionary)* 1,463,083
2,044,909 SITC International Holdings
Co. Ltd. (Industrials)
(a)
5,227,707

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
416,577 Wharf Holdings Ltd. (The)
(Real Estate) $ 1,238,014
3,896,126 Wilmar International Ltd.
(Consumer Staples) 8,906,584
21,086,594
Denmark – 3 .2%
22,425 Carlsberg AS, Class B
(Consumer Staples) 3,032,126
5,864 Coloplast A/S, Class B (Health
Care) 703,950
110,287 Danske Bank A/S (Financials) 3,382,111
97,279 Demant A/S (Health Care)* 4,658,156
4,823 DSV A/S (Industrials) 739,872
11,416 Genmab A/S (Health Care)* 3,218,419
587,712 Novo Nordisk A/S, Class B
(Health Care) 79,320,206
46,172 Novonesis (Novozymes) B,
Class B (Materials) 2,745,845
62,537 Pandora A/S (Consumer
Discretionary) 10,230,630
14,020 ROCKWOOL A/S, Class B
(Industrials) 5,876,781
101,861 Tryg A/S (Financials) 2,093,349
116,001,445
Finland – 0 .8%
32,985 Elisa OYJ (Communication
Services) 1,529,025
89,751 Kesko OYJ, Class B (Consumer
Staples) 1,629,092
18,226 Kone OYJ, Class B (Industrials) 925,794
1,470,426 Nokia OYJ (Information
Technology) 5,732,297
456,310 Nordea Bank Abp (Financials) 5,595,209
153,835 Orion OYJ, Class B (Health
Care) 6,259,287
47,469 Sampo OYJ, Class A
(Financials) 2,032,437
61,955 UPM-Kymmene OYJ
(Materials) 2,364,133
106,376 Wartsila OYJ Abp (Industrials) 2,217,829
28,285,103
France – 9 .7%
78,955 Accor SA (Consumer
Discretionary)* 3,419,116
11,660 Aeroports de Paris SA
(Industrials) 1,659,477
48,121 Air Liquide SA (Materials) 9,427,265
48,776 Airbus SE (Industrials) 8,255,101
23,547 Amundi SA (Financials)*
(a)(b)
1,806,001
36,069 Arkema SA (Materials) 3,670,925
355,344 AXA SA (Financials) 12,749,424
37,010 BioMerieux (Health Care) 3,903,301
164,916 BNP Paribas SA (Financials) 12,120,529
237,800 Bollore SE (Communication
Services) 1,592,822
190,939 Bouygues SA (Industrials) 7,462,206
91,504 Bureau Veritas SA (Industrials) 2,741,696
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
36,657 Capgemini SE (Information
Technology) $ 7,385,927
507,965 Carrefour SA (Consumer
Staples) 8,266,193
166,630 Cie de Saint-Gobain SA
(Industrials) 14,576,410
97,993 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 3,952,064
13,655 Covivio SA REIT (Real Estate) 708,581
455,259 Credit Agricole SA (Financials) 7,376,375
76,773 Danone SA (Consumer Staples) 4,927,346
8,780 Dassault Aviation SA
(Industrials) 1,896,783
58,477 Dassault Systemes (Information
Technology) 2,353,303
121,305 Eiffage SA (Industrials) 13,346,659
297,139 Engie SA (Utilities) 5,011,192
39,923 EssilorLuxottica SA (Health
Care) 8,897,792
99,738 Eurazeo SE (Financials) 8,364,293
15,112 Gecina SA REIT (Real Estate) 1,624,154
145,228 Getlink SE (Industrials) 2,551,721
6,662 Hermes International SCA
(Consumer Discretionary) 15,737,424
104,912 Ipsen SA (Health Care) 13,735,440
3,353 Kering (Consumer
Discretionary) 1,154,614
84,708 Klepierre SA REIT (Real
Estate) 2,446,111
234,583 La Francaise des Jeux SAEM
(Consumer Discretionary)
(b)
8,393,708
33,630 Legrand SA (Industrials) 3,618,017
48,978 L'Oreal SA (Consumer Staples) 24,038,406
45,568 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 36,354,513
335,292 Orange SA (Communication
Services) 3,903,827
50,396 Publicis Groupe SA
(Communication Services) 5,624,181
27,068 Renault SA (Consumer
Discretionary) 1,574,450
158,602 Rexel SA (Industrials) 4,788,283
41,015 Safran SA (Industrials) 9,532,998
84,323 SEB SA (Consumer
Discretionary)* 10,380,762
116,182 Societe Generale SA
(Financials) 3,454,626
9,281 Sodexo SA (Consumer
Discretionary) 863,467
24,858 Teleperformance SE
(Industrials) 2,817,324
10,629 Thales SA (Industrials) 1,922,949
371,555 TotalEnergies SE (Energy) 27,029,178
24,760 Unibail-Rodamco-Westfield
REIT (Real Estate) 2,168,098
79,202 Veolia Environnement SA
(Utilities) 2,639,640

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
89,190 Vinci SA (Industrials) $ 11,081,590
256,205 Vivendi SE (Communication
Services) 2,809,177
356,115,439
Germany – 7 .7%
50,363 adidas AG (Consumer
Discretionary) 12,657,056
52,500 Allianz SE (Financials) 15,291,500
61,164 BASF SE (Materials) 3,214,409
140,220 Bayer AG (Health Care) 4,298,776
45,795 Bayerische Motoren Werke AG
(Consumer Discretionary) 4,632,452
83,778 Bechtle AG (Information
Technology)* 4,059,984
36,037 Beiersdorf AG (Consumer
Staples) 5,647,231
62,756 Brenntag SE (Industrials) 4,495,083
398,707 Commerzbank AG (Financials) 6,726,281
50,153 Continental AG (Consumer
Discretionary) 3,388,727
8,353 CTS Eventim AG & Co. KGaA
(Communication Services) 720,001
45,942 Daimler Truck Holding AG
(Industrials) 1,953,591
695,078 Deutsche Bank AG (Financials) 11,489,192
25,719 Deutsche Boerse AG
(Financials) 5,106,671
1,393,142 Deutsche Lufthansa AG
(Industrials) 9,712,607
321,646 Deutsche Post AG (Industrials) 13,499,265
393,095 Deutsche Telekom AG
(Communication Services) 9,512,128
479,560 E.ON SE (Utilities) 6,393,099
114,456 Evonik Industries AG
(Materials) 2,506,193
212,257 Fresenius Medical Care AG
(Health Care) 9,028,104
247,786 Fresenius SE & Co. KGaA
(Health Care)* 7,876,222
68,880 GEA Group AG (Industrials) 2,862,432
6,856 Hannover Rueck SE
(Financials) 1,698,465
101,038 Heidelberg Materials AG
(Materials) 10,499,232
19,589 Henkel AG & Co. KGaA
(Consumer Staples) 1,565,165
47,330 Infineon Technologies AG
(Information Technology) 1,892,123
60,992 Knorr-Bremse AG (Industrials) 4,674,635
14,872 LEG Immobilien SE (Real
Estate) 1,311,624
154,440 Mercedes-Benz Group AG
(Consumer Discretionary) 11,132,635
12,338 Merck KGaA (Health Care) 2,230,125
17,696 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 8,796,621
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
89,489 Nemetschek SE (Information
Technology) $ 8,116,826
96,475 Puma SE (Consumer
Discretionary) 4,980,070
9,834 Rational AG (Industrials) 8,316,446
9,357 Rheinmetall AG (Industrials) 5,361,374
149,707 SAP SE (Information
Technology) 26,972,155
23,127 Scout24 SE (Communication
Services)
(b)
1,737,383
85,005 Siemens AG (Industrials) 16,265,535
233,106 Siemens Energy AG
(Industrials)* 6,280,950
25,766 Siemens Healthineers AG
(Health Care)
(b)
1,493,123
10,029 Symrise AG (Materials) 1,190,547
57,685 Talanx AG (Financials) 4,580,863
56,257 Vonovia SE (Real Estate) 1,758,892
205,432 Zalando SE (Consumer
Discretionary)*
(b)
5,408,165
281,333,958
Hong Kong – 1 .1%
383,441 AIA Group Ltd. (Financials) 2,962,798
29,415 Futu Holdings Ltd. ADR
(Financials)* 2,210,243
51,073 Hang Seng Bank Ltd.
(Financials) 708,971
1,303,757 HKT Trust & HKT Ltd.
(Communication Services) 1,514,843
1,011,446 Hong Kong & China Gas Co.
Ltd. (Utilities) 784,763
173,667 Hong Kong Exchanges &
Clearing Ltd. (Financials) 5,833,778
160,235 Jardine Matheson Holdings Ltd.
(Industrials) 5,896,648
222,905 MTR Corp. Ltd. (Industrials) 755,045
270,001 Power Assets Holdings Ltd.
(Utilities) 1,494,378
74,886 Prudential PLC (Financials) 712,227
175,647 Swire Pacific Ltd., Class A
(Real Estate) 1,525,589
464,355 Techtronic Industries Co. Ltd.
(Industrials) 5,680,274
12,653,596 WH Group Ltd. (Consumer
Staples)
(b)
8,604,643
38,684,200
Ireland – 0 .3%
26,234 AerCap Holdings NV
(Industrials) 2,432,154
9,504 Kerry Group PLC, Class A
(Consumer Staples) 802,706
25,977 Kingspan Group PLC
(Industrials) 2,487,297
75,613 Smurfit Kappa Group PLC
(Materials) 3,669,223
9,391,380

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Israel – 0 .8%
117,933 Bank Hapoalim BM
(Financials) $ 1,077,795
108,750 Bank Leumi Le-Israel BM
(Financials) 897,408
21,682 Check Point Software
Technologies Ltd. (Information
Technology)* 3,263,141
696,959 ICL Group Ltd. (Materials) 3,242,846
232,001 Israel Discount Bank Ltd., Class
A (Financials) 1,184,232
37,787 Mizrahi Tefahot Bank Ltd.
(Financials) 1,370,176
650,016 Teva Pharmaceutical Industries
Ltd. ADR (Health Care)* 11,004,771
57,395 Wix.com Ltd. (Information
Technology)* 9,246,335
31,286,704
Italy – 3 .1%
19,977 Amplifon SpA (Health Care) 734,106
454,001 Assicurazioni Generali SpA
(Financials)
(a)
11,631,586
416,961 Banco BPM SpA (Financials) 2,989,321
87,635 Coca-Cola HBC AG (Consumer
Staples)* 2,954,558
8,713 DiaSorin SpA (Health Care) 935,857
872,972 Enel SpA (Utilities) 6,307,885
603,600 Eni SpA (Energy) 9,498,773
24,402 Ferrari NV (Consumer
Discretionary) 9,997,639
378,387 FinecoBank Banca Fineco SpA
(Financials) 6,097,987
218,506 Infrastrutture Wireless
Italiane SpA (Communication
Services)
(b)
2,383,963
1,842,336 Intesa Sanpaolo SpA
(Financials) 7,212,149
351,058 Leonardo SpA (Industrials)* 8,982,735
237,175 Mediobanca Banca di Credito
Finanziario SpA (Financials) 3,738,571
98,016 Moncler SpA (Consumer
Discretionary) 6,516,318
452,770 Poste Italiane SpA (Financials)
(b)
6,193,246
107,681 Prysmian SpA (Industrials) 7,016,252
83,417 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) 4,382,986
520,971 Snam SpA (Utilities) 2,459,649
199,814 Terna - Rete Elettrica Nazionale
(Utilities) 1,675,042
286,378 UniCredit SpA (Financials) 11,311,811
113,020,434
Japan – 20 .6%
232,107 Advantest Corp. (Information
Technology) 7,847,431
111,161 Aeon Co. Ltd. (Consumer
Staples) 2,395,891
50,565 AGC, Inc. (Industrials) 1,765,568
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
162,979 Aisin Corp. (Consumer
Discretionary) $ 6,055,773
36,942 Ajinomoto Co., Inc. (Consumer
Staples) 1,317,636
199,408 ANA Holdings, Inc.
(Industrials) 3,796,677
104,208 Asahi Group Holdings Ltd.
(Consumer Staples) 3,807,045
437,297 Asahi Kasei Corp. (Materials) 2,852,330
67,900 Asics Corp. (Consumer
Discretionary) 3,759,140
300,407 Astellas Pharma, Inc. (Health
Care) 2,960,198
79,726 Bandai Namco Holdings, Inc.
(Consumer Discretionary) 1,452,008
78,155 Bridgestone Corp. (Consumer
Discretionary) 3,401,828
288,204 Brother Industries Ltd.
(Information Technology) 5,533,179
146,824 Canon, Inc. (Information
Technology)
(a)
4,253,033
173,336 Capcom Co. Ltd.
(Communication Services) 3,198,793
91,435 Central Japan Railway Co.
(Industrials) 2,042,879
81,500 Chiba Bank Ltd. (The)
(Financials) 774,573
83,203 Chubu Electric Power Co., Inc.
(Utilities) 1,147,089
102,108 Chugai Pharmaceutical Co. Ltd.
(Health Care) 3,106,547
259,807 Concordia Financial Group Ltd.
(Financials) 1,561,537
35,196 Dai Nippon Printing Co. Ltd.
(Industrials) 1,093,877
124,344 Dai-ichi Life Holdings, Inc.
(Financials) 3,328,870
157,782 Daiichi Sankyo Co. Ltd. (Health
Care) 5,600,611
15,489 Daikin Industries Ltd.
(Industrials) 2,261,574
25,191 Daito Trust Construction Co.
Ltd. (Real Estate) 2,661,049
68,788 Daiwa House Industry Co. Ltd.
(Real Estate) 1,827,547
371,931 Daiwa Securities Group, Inc.
(Financials) 2,920,633
106,622 Denso Corp. (Consumer
Discretionary) 1,725,411
40,347 Dentsu Group, Inc.
(Communication Services) 1,067,567
18,338 Disco Corp. (Information
Technology) 7,175,562
123,915 East Japan Railway Co.
(Industrials) 2,152,318
81,104 Eisai Co. Ltd. (Health Care) 3,485,286
1,600,863 ENEOS Holdings, Inc. (Energy) 8,255,683
27,336 Fast Retailing Co. Ltd.
(Consumer Discretionary) 6,994,690

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
28,800 Fuji Electric Co. Ltd.
(Industrials) $ 1,712,844
170,259 FUJIFILM Holdings Corp.
(Information Technology) 3,877,673
355,650 Fujitsu Ltd. (Information
Technology) 5,134,061
69,161 Hamamatsu Photonics KK
(Information Technology) 2,034,626
100,284 Hankyu Hanshin Holdings, Inc.
(Industrials) 2,631,143
12,670 Hikari Tsushin, Inc. (Industrials) 2,075,318
113,307 Hitachi Ltd. (Industrials) 11,641,105
605,666 Honda Motor Co. Ltd.
(Consumer Discretionary) 6,819,981
29,465 Hoshizaki Corp. (Industrials) 1,055,636
97,625 Hoya Corp. (Health Care) 11,840,864
201,901 Hulic Co. Ltd. (Real Estate)
(a)
1,865,540
29,748 Ibiden Co. Ltd. (Information
Technology) 1,198,855
1,005,685 Idemitsu Kosan Co. Ltd.
(Energy) 6,866,906
473,123 Inpex Corp. (Energy) 7,296,532
154,895 Isuzu Motors Ltd. (Consumer
Discretionary) 2,066,975
235,044 ITOCHU Corp. (Industrials) 11,083,242
437,859 Japan Airlines Co. Ltd.
(Industrials) 7,376,828
138,681 Japan Exchange Group, Inc.
(Financials) 3,252,908
270,209 Japan Post Bank Co. Ltd.
(Financials) 2,670,365
755,229 Japan Post Holdings Co. Ltd.
(Financials) 7,280,995
309,611 Japan Post Insurance Co. Ltd.
(Financials) 5,952,050
596 Japan Real Estate Investment
Corp. REIT (Real Estate) 1,964,606
224,364 Japan Tobacco, Inc. (Consumer
Staples) 6,356,349
364,668 JFE Holdings, Inc. (Materials) 5,518,346
122,209 Kajima Corp. (Industrials) 2,067,470
347,975 Kansai Electric Power Co., Inc.
(The) (Utilities) 6,282,128
75,996 Kao Corp. (Consumer Staples) 3,331,067
92,309 Kawasaki Kisen Kaisha Ltd.
(Industrials) 1,369,553
145,368 KDDI Corp. (Communication
Services) 4,011,970
29,571 Keisei Electric Railway Co. Ltd.
(Industrials) 1,062,068
14,031 Keyence Corp. (Information
Technology) 6,311,695
146,755 Kikkoman Corp. (Consumer
Staples) 1,698,733
182,132 Kintetsu Group Holdings Co.
Ltd. (Industrials) 3,869,921
213,347 Kirin Holdings Co. Ltd.
(Consumer Staples) 2,952,876
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
145,700 Koito Manufacturing Co. Ltd.
(Consumer Discretionary) $ 2,056,925
80,612 Komatsu Ltd. (Industrials) 2,358,162
61,500 Kubota Corp. (Industrials) 869,207
250,368 Kyocera Corp. (Information
Technology) 2,845,507
14,963 Lasertec Corp. (Information
Technology) 3,855,368
102,075 M3, Inc. (Health Care) 989,928
23,600 Makita Corp. (Industrials) 695,783
428,817 Marubeni Corp. (Industrials) 8,350,123
322,571 MatsukiyoCocokara & Co.
(Consumer Staples) 4,552,881
809,773 Mazda Motor Corp. (Consumer
Discretionary) 8,541,148
80,935 McDonald's Holdings Co. Japan
Ltd. (Consumer Discretionary) 3,316,818
63,203 MEIJI Holdings Co. Ltd.
(Consumer Staples) 1,414,521
55,500 MINEBEA MITSUMI, Inc.
(Industrials) 1,161,246
1,051,513 Mitsubishi Chemical Group
Corp. (Materials) 5,558,509
566,140 Mitsubishi Corp. (Industrials) 11,899,586
191,425 Mitsubishi Electric Corp.
(Industrials) 3,325,529
153,779 Mitsubishi Estate Co. Ltd. (Real
Estate) 2,582,963
601,817 Mitsubishi HC Capital, Inc.
(Financials) 3,984,795
447,300 Mitsubishi Heavy Industries
Ltd. (Industrials) 3,893,897
1,200,694 Mitsubishi UFJ Financial
Group, Inc. (Financials) 12,668,240
278,293 Mitsui & Co. Ltd. (Industrials) 14,114,322
290,691 Mitsui Fudosan Co. Ltd. (Real
Estate) 2,664,675
55,987 Mitsui OSK Lines Ltd.
(Industrials) 1,846,935
438,116 Mizuho Financial Group, Inc.
(Financials) 8,960,545
810,654 MonotaRO Co. Ltd.
(Industrials) 8,553,020
258,255 MS&AD Insurance Group
Holdings, Inc. (Financials) 5,392,056
111,582 Murata Manufacturing Co. Ltd.
(Information Technology) 2,106,386
131,328 NEC Corp. (Information
Technology) 9,715,155
107,361 Nintendo Co. Ltd.
(Communication Services) 5,844,751
520 Nippon Building Fund, Inc.
REIT (Real Estate) 1,942,410
133,883 NIPPON EXPRESS
HOLDINGS, Inc. (Industrials) 6,600,220
63,349 Nippon Sanso Holdings Corp.
(Materials) 1,868,482
255,103 Nippon Steel Corp. (Materials) 5,571,374

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
9,610,211 Nippon Telegraph & Telephone
Corp. (Communication
Services) $ 9,436,225
105,163 Nippon Yusen KK (Industrials) 3,336,012
38,024 Nissan Chemical Corp.
(Materials) 1,054,737
28,687 Nissin Foods Holdings Co. Ltd.
(Consumer Staples) 722,537
19,575 Nitori Holdings Co. Ltd.
(Consumer Discretionary) 2,163,720
27,470 Nitto Denko Corp. (Materials) 2,096,806
492,969 Nomura Holdings, Inc.
(Financials) 2,981,750
37,365 Nomura Real Estate Holdings,
Inc. (Real Estate) 960,369
2,294 Nomura Real Estate Master
Fund, Inc. REIT (Real Estate) 2,156,122
66,312 Nomura Research Institute Ltd.
(Information Technology) 1,774,003
72,110 NTT Data Group Corp.
(Information Technology) 1,105,202
273,187 Obayashi Corp. (Industrials) 3,180,474
12,407 Obic Co. Ltd. (Information
Technology) 1,607,869
265,505 Olympus Corp. (Health Care) 4,179,112
188,755 Ono Pharmaceutical Co. Ltd.
(Health Care) 2,732,620
28,803 Oracle Corp. Japan (Information
Technology)
(a)
2,040,010
34,897 Oriental Land Co. Ltd.
(Consumer Discretionary) 974,216
160,858 ORIX Corp. (Financials) 3,499,784
157,594 Osaka Gas Co. Ltd. (Utilities) 3,582,206
125,134 Otsuka Corp. (Information
Technology) 2,373,760
146,823 Otsuka Holdings Co. Ltd.
(Health Care) 6,048,758
98,118 Pan Pacific International
Holdings Corp. (Consumer
Discretionary) 2,520,617
703,512 Panasonic Holdings Corp.
(Consumer Discretionary) 6,193,699
280,700 Rakuten Group, Inc. (Consumer
Discretionary)* 1,457,579
351,724 Recruit Holdings Co. Ltd.
(Industrials) 17,789,318
271,041 Renesas Electronics Corp.
(Information Technology) 5,063,962
412,677 Resona Holdings, Inc.
(Financials) 2,846,682
837,277 Ricoh Co. Ltd. (Information
Technology) 7,477,923
59,800 Rohm Co. Ltd. (Information
Technology) 771,736
78,726 SBI Holdings, Inc. (Financials) 2,034,968
24,815 SCREEN Holdings Co. Ltd.
(Information Technology) 2,369,462
143,694 SCSK Corp. (Information
Technology) 2,722,180
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
27,839 Secom Co. Ltd. (Industrials) $ 1,731,157
276,173 Seiko Epson Corp. (Information
Technology) 4,441,052
204,659 Sekisui Chemical Co. Ltd.
(Consumer Discretionary) 2,934,212
152,651 Sekisui House Ltd. (Consumer
Discretionary) 3,430,993
379,559 Seven & i Holdings Co. Ltd.
(Consumer Staples) 4,898,315
110,814 Shimadzu Corp. (Information
Technology) 2,868,633
160,995 Shin-Etsu Chemical Co. Ltd.
(Materials) 5,998,446
64,968 Shionogi & Co. Ltd. (Health
Care) 2,910,527
282,431 Shiseido Co. Ltd. (Consumer
Staples) 8,934,198
199,492 Shizuoka Financial Group, Inc.
(Financials) 2,059,727
465,893 SoftBank Corp.
(Communication Services) 5,595,934
60,524 SoftBank Group Corp.
(Communication Services) 3,482,503
246,480 Sompo Holdings, Inc.
(Financials) 5,215,222
61,526 Sony Group Corp. (Consumer
Discretionary) 5,048,699
369,795 Subaru Corp. (Consumer
Discretionary) 8,236,231
102,249 SUMCO Corp. (Information
Technology) 1,534,272
338,820 Sumitomo Corp. (Industrials) 8,799,035
391,296 Sumitomo Electric Industries
Ltd. (Consumer Discretionary) 6,335,885
29,700 Sumitomo Metal Mining Co.
Ltd. (Materials) 966,722
179,724 Sumitomo Mitsui Financial
Group, Inc. (Financials) 11,768,494
112,354 Sumitomo Mitsui Trust
Holdings, Inc. (Financials) 2,604,637
42,400 Sumitomo Realty &
Development Co. Ltd. (Real
Estate) 1,322,900
40,013 Suntory Beverage & Food Ltd.
(Consumer Staples) 1,464,347
145,748 Suzuki Motor Corp. (Consumer
Discretionary) 1,728,349
158,412 Sysmex Corp. (Health Care) 2,701,104
62,138 T&D Holdings, Inc. (Financials) 1,117,254
64,201 Taisei Corp. (Industrials) 2,437,795
316,080 Takeda Pharmaceutical Co. Ltd.
(Health Care) 8,393,534
51,902 TDK Corp. (Information
Technology) 2,593,036
91,502 Terumo Corp. (Health Care) 1,554,681
30,542 Toho Co. Ltd. (Communication
Services) 964,586
262,963 Tokio Marine Holdings, Inc.
(Financials) 9,084,770

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
151,200 Tokyo Electric Power Co.
Holdings, Inc. (Utilities)* $ 904,054
70,086 Tokyo Electron Ltd.
(Information Technology) 14,998,837
271,858 Tokyo Gas Co. Ltd. (Utilities) 6,098,186
180,943 Tokyu Corp. (Industrials) 2,112,892
65,660 TOPPAN Holdings, Inc.
(Industrials) 1,700,571
331,366 Toray Industries, Inc.
(Materials) 1,656,988
56,690 TOTO Ltd. (Industrials) 1,414,499
26,922 Toyota Industries Corp.
(Industrials) 2,535,528
881,136 Toyota Motor Corp. (Consumer
Discretionary) 19,069,926
129,530 Toyota Tsusho Corp.
(Industrials) 7,862,717
127,166 Trend Micro, Inc. (Information
Technology) 5,727,710
24,090 Unicharm Corp. (Consumer
Staples) 774,308
69,644 West Japan Railway Co.
(Industrials) 1,390,708
54,839 Yakult Honsha Co. Ltd.
(Consumer Staples) 998,405
79,572 Yamaha Motor Co. Ltd.
(Consumer Discretionary) 775,997
65,761 Yamato Holdings Co. Ltd.
(Industrials) 754,089
93,477 Yokogawa Electric Corp.
(Information Technology) 2,400,797
197,937 Zensho Holdings Co. Ltd.
(Consumer Discretionary) 7,760,284
400,974 ZOZO, Inc. (Consumer
Discretionary) 9,384,851
756,945,544
Jordan – 0 .1%
114,256 Hikma Pharmaceuticals PLC
(Health Care) 2,807,587
Luxembourg – 0 .4%
460,398 ArcelorMittal (Materials) 12,075,371
43,174 Eurofins Scientific SE (Health
Care)
(a)
2,594,708
14,670,079
Netherlands – 4 .1%
242,822 ABN AMRO Bank NV
(Financials)
(b)
4,125,461
2,098 Adyen NV (Financials)*
(b)
2,698,489
443,008 Aegon Ltd. (Financials) 2,858,647
49,018 Akzo Nobel NV (Materials) 3,413,144
6,882 ASM International NV
(Information Technology) 4,783,001
56,793 ASML Holding NV
(Information Technology) 53,688,757
25,512 ASR Nederland NV (Financials) 1,229,696
19,554 BE Semiconductor Industries
NV (Information Technology) 2,865,758
Shares Description Value
a
Common Stocks – (continued)
Netherlands – (continued)
26,280 Euronext NV (Financials)
(b)
$ 2,577,648
94,285 EXOR NV (Financials) 10,532,418
47,474 Heineken Holding NV
(Consumer Staples) 3,870,489
15,206 Heineken NV (Consumer
Staples)
(a)
1,516,722
10,661 IMCD NV (Industrials) 1,613,358
494,702 ING Groep NV (Financials) 8,788,267
52,397 JDE Peet’s NV (Consumer
Staples) 1,150,158
470,356 Koninklijke Ahold Delhaize NV
(Consumer Staples) 14,573,061
528,867 Koninklijke KPN NV
(Communication Services) 1,977,333
100,172 Koninklijke Philips NV (Health
Care)* 2,705,620
55,796 NN Group NV (Financials) 2,591,883
137,272 Randstad NV (Industrials) 7,212,693
87,523 Universal Music Group NV
(Communication Services) 2,715,530
89,646 Wolters Kluwer NV
(Industrials) 14,213,551
151,701,684
New Zealand – 0 .3%
154,125 Auckland International Airport
Ltd. (Industrials) 738,616
173,866 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care) 3,151,287
363,460 Spark New Zealand Ltd.
(Communication Services) 932,319
63,381 Xero Ltd. (Information
Technology)* 5,690,458
10,512,680
Norway – 0 .4%
28,961 Aker BP ASA (Energy) 741,568
137,183 DNB Bank ASA (Financials) 2,680,552
178,245 Equinor ASA (Energy) 5,140,336
86,321 Gjensidige Forsikring ASA
(Financials) 1,509,984
27,671 Kongsberg Gruppen ASA
(Industrials) 2,375,402
165,862 Orkla ASA (Consumer Staples) 1,319,593
29,176 Salmar ASA (Consumer
Staples) 1,773,917
71,076 Telenor ASA (Communication
Services) 828,421
16,369,773
Poland – 0 .1%
301,991 InPost SA (Industrials)* 5,412,665
Portugal – 0 .2%
98,400 Galp Energia SGPS SA
(Energy) 2,063,288
307,075 Jeronimo Martins SGPS SA
(Consumer Staples) 6,860,566
8,923,854

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Singapore – 1 .4%
716,400 CapitaLand Ascendas REIT
REIT (Real Estate) $ 1,383,298
1,129,115 CapitaLand Integrated
Commercial Trust REIT (Real
Estate) 1,637,246
437,298 DBS Group Holdings Ltd.
(Financials) 11,643,379
398,454 Keppel Ltd. (Industrials) 1,980,921
844,559 Oversea-Chinese Banking Corp.
Ltd. (Financials) 9,066,029
18,791 Sea Ltd. ADR (Communication
Services)* 1,268,768
475,957 Singapore Airlines Ltd.
(Industrials)
(a)
2,383,835
1,328,233 Singapore Exchange Ltd.
(Financials) 9,394,028
421,400 Singapore Technologies
Engineering Ltd. (Industrials) 1,303,138
668,952 Singapore Telecommunications
Ltd. (Communication Services) 1,227,344
147,224 STMicroelectronics NV
(Information Technology) 6,050,231
236,320 United Overseas Bank Ltd.
(Financials) 5,383,068
52,721,285
South Africa – 0 .0%
24,404 Anglo American PLC
(Materials) 780,974
Spain – 2 .4%
206,351 ACS Actividades de
Construccion y Servicios SA
(Industrials) 9,211,488
6,918 Aena SME SA (Industrials)
(b)
1,348,829
35,764 Amadeus IT Group SA
(Consumer Discretionary) 2,536,853
1,138,409 Banco Bilbao Vizcaya
Argentaria SA (Financials) 12,284,425
746,085 Banco de Sabadell SA
(Financials) 1,570,089
2,977,486 Banco Santander SA
(Financials) 15,626,849
553,655 CaixaBank SA (Financials) 3,167,524
36,805 Endesa SA (Utilities) 731,186
117,590 Grifols SA (Health Care)* 1,190,773
636,118 Iberdrola SA (Utilities) 8,355,899
321,791 Industria de Diseno Textil SA
(Consumer Discretionary) 15,217,100
127,157 Redeia Corp. SA (Utilities) 2,283,210
495,444 Repsol SA (Energy) 8,078,573
1,317,939 Telefonica SA (Communication
Services)
(a)
6,130,787
87,733,585
Sweden – 2 .8%
38,805 Alfa Laval AB (Industrials) 1,790,228
135,577 Assa Abloy AB, Class B
(Industrials) 3,960,109
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
382,808 Atlas Copco AB, Class A
(Industrials) $ 7,308,775
271,988 Atlas Copco AB, Class B
(Industrials) 4,480,463
49,310 Epiroc AB, Class A (Industrials) 1,025,377
23,558 EQT AB (Financials) 712,304
40,603 Essity AB, Class B (Consumer
Staples) 1,040,439
220,743 Fastighets AB Balder, Class B
(Real Estate)* 1,483,066
522,480 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary)
(a)
9,220,352
88,770 Hexagon AB, Class B
(Information Technology) 972,341
60,862 Holmen AB, Class B (Materials) 2,542,764
132,024 Husqvarna AB, Class B
(Industrials)
(a)
1,088,358
101,295 Industrivarden AB, Class A
(Financials) 3,592,499
107,443 Industrivarden AB, Class C
(Financials) 3,760,485
27,866 Indutrade AB (Industrials) 716,442
257,422 Investor AB, Class B
(Financials) 6,961,056
66,934 L E Lundbergforetagen AB,
Class B (Financials) 3,392,141
37,084 Lifco AB, Class B (Industrials) 979,532
48,617 Saab AB, Class B (Industrials) 1,171,371
87,163 Sandvik AB (Industrials) 1,910,306
148,701 Securitas AB, Class B
(Industrials) 1,524,167
313,970 Skandinaviska Enskilda Banken
AB, Class A (Financials) 4,452,575
82,787 Skanska AB, Class B
(Industrials) 1,458,211
128,466 SKF AB, Class B (Industrials) 2,800,865
109,429 Svenska Cellulosa AB SCA,
Class B (Materials) 1,673,607
323,993 Svenska Handelsbanken AB,
Class A (Financials) 3,038,705
221,709 Swedbank AB, Class A
(Financials) 4,597,681
72,767 Swedish Orphan Biovitrum AB
(Health Care)* 1,953,885
639,478 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 3,926,662
56,629 Trelleborg AB, Class B
(Industrials) 2,202,227
105,144 Volvo AB, Class A (Industrials) 2,847,242
220,494 Volvo AB, Class B (Industrials) 5,912,154
2,315,456 Volvo Car AB, Class B
(Consumer Discretionary)*
(a)
7,733,084
102,229,473
Switzerland – 5 .3%
171,524 ABB Ltd. (Industrials) 9,392,325
27,798 Adecco Group AG (Industrials) 1,051,958
31,962 Alcon, Inc. (Health Care) 2,846,342

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
83,607 Avolta AG (Consumer
Discretionary)* $ 3,388,208
15,806 Baloise Holding AG
(Financials) 2,731,425
23,214 Banque Cantonale Vaudoise
(Financials) 2,445,814
63 Chocoladefabriken Lindt &
Spruengli AG (Consumer
Staples) 733,947
50,638 Cie Financiere Richemont SA
(Consumer Discretionary) 8,085,578
150,857 Clariant AG (Materials)* 2,407,960
5,529 EMS-Chemie Holding AG
(Materials) 4,559,747
10,700 Geberit AG (Industrials) 6,528,050
948 Givaudan SA (Materials) 4,452,337
17,436 Helvetia Holding AG
(Financials) 2,340,519
33,699 Kuehne + Nagel International
AG (Industrials) 9,543,972
73,727 Logitech International SA
(Information Technology) 7,306,095
1,306 Lonza Group AG (Health Care) 704,138
338,176 Novartis AG (Health Care) 34,925,298
8,478 Partners Group Holding AG
(Financials) 11,333,446
124,637 Sandoz Group AG (Health Care) 4,429,266
7,493 Schindler Holding AG
(Industrials) 1,893,703
7,924 Schindler Holding AG
Participation Certificates
(Industrials) 2,051,817
85,375 SGS SA (Industrials) 7,949,343
83,541 SIG Group AG (Materials)* 1,734,438
6,438 Sika AG (Materials) 1,947,492
12,547 Sonova Holding AG (Health
Care) 3,960,966
49,064 Straumann Holding AG (Health
Care) 6,363,119
14,523 Swatch Group AG (The)
– Bearer (Consumer
Discretionary) 3,109,369
65,446 Swatch Group AG (The)
– Registered (Consumer
Discretionary)
(a)
2,727,672
7,835 Swiss Life Holding AG
(Financials) 5,452,323
24,210 Swiss Prime Site AG (Real
Estate) 2,235,430
2,909 Swisscom AG (Communication
Services) 1,606,455
16,497 Temenos AG (Information
Technology) 1,060,606
649,379 UBS Group AG (Financials) 20,507,463
8,646 VAT Group AG (Industrials)
(b)
4,663,464
16,578 Zurich Insurance Group AG
(Financials) 8,704,759
195,174,844
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – 9 .9%
300,317 3i Group PLC (Financials) $ 10,947,078
220,519 Admiral Group PLC
(Financials) 7,619,962
19,352 Ashtead Group PLC
(Industrials) 1,401,465
157,854 Associated British Foods PLC
(Consumer Staples) 5,124,986
216,019 AstraZeneca PLC (Health Care) 33,526,838
1,248,841 Auto Trader Group PLC
(Communication Services)
(b)
12,977,788
539,622 Aviva PLC (Financials) 3,297,140
414,518 BAE Systems PLC (Industrials) 7,346,485
2,759,502 Barclays PLC (Financials) 7,729,481
634,337 Barratt Developments PLC
(Consumer Discretionary) 4,064,037
72,459 Berkeley Group Holdings PLC
(Consumer Discretionary) 4,834,155
305,732 British American Tobacco PLC
(Consumer Staples) 9,400,587
85,655 Bunzl PLC (Industrials) 3,201,885
531,862 Burberry Group PLC
(Consumer Discretionary) 7,008,680
4,398,158 Centrica PLC (Utilities) 7,926,430
1,460,844 CK Hutchison Holdings Ltd.
(Industrials) 7,114,364
50,741 Coca-Cola Europacific Partners
PLC (Consumer Staples) 3,740,119
198,940 Compass Group PLC
(Consumer Discretionary) 5,552,130
87,422 DCC PLC (Industrials) 6,333,298
142,650 Diageo PLC (Consumer
Staples) 4,777,570
103,826 Halma PLC (Information
Technology) 2,942,580
718,217 Hargreaves Lansdown PLC
(Financials) 9,651,857
2,688,012 HSBC Holdings PLC
(Financials) 23,833,449
236,553 Imperial Brands PLC
(Consumer Staples) 5,845,894
400,422 Informa PLC (Communication
Services) 4,322,234
44,197 InterContinental Hotels Group
PLC (Consumer Discretionary) 4,445,461
49,217 Intertek Group PLC
(Industrials) 2,992,791
2,021,444 J Sainsbury PLC (Consumer
Staples) 7,134,308
4,903,705 JD Sports Fashion PLC
(Consumer Discretionary) 7,960,337
2,224,617 Kingfisher PLC (Consumer
Discretionary) 7,480,327
98,340 Land Securities Group PLC
REIT (Real Estate) 816,973
1,622,664 Legal & General Group PLC
(Financials) 5,164,943
7,438,236 Lloyds Banking Group PLC
(Financials) 5,257,949

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
42,630 London Stock Exchange Group
PLC (Financials) $ 4,972,818
1,167,343 M&G PLC (Financials) 2,959,148
246,768 Melrose Industries PLC
(Industrials) 1,934,753
122,886 National Grid PLC (Utilities) 1,380,590
1,146,800 NatWest Group PLC
(Financials) 4,599,336
82,807 Next PLC (Consumer
Discretionary) 9,845,048
140,488 Pearson PLC (Consumer
Discretionary) 1,695,682
339,828 Phoenix Group Holdings PLC
(Financials) 2,146,905
36,193 Reckitt Benckiser Group PLC
(Consumer Staples) 2,051,524
317,793 RELX PLC (Industrials) 13,821,626
1,039,785 Rolls-Royce Holdings PLC
(Industrials)* 6,002,359
741,887 Sage Group PLC (The)
(Information Technology) 9,658,241
378,922 Schroders PLC (Financials) 1,890,215
304,564 Smith & Nephew PLC (Health
Care) 3,840,486
175,951 Smiths Group PLC (Industrials) 3,857,641
12,808 Spirax-Sarco Engineering PLC
(Industrials) 1,452,968
128,992 SSE PLC (Utilities) 2,882,284
466,171 Standard Chartered PLC
(Financials) 4,614,097
1,136,322 Taylor Wimpey PLC (Consumer
Discretionary) 2,128,916
2,141,367 Tesco PLC (Consumer Staples) 8,479,074
194,252 Unilever PLC (Consumer
Staples) 10,582,901
67,760 United Utilities Group PLC
(Utilities) 876,524
9,341,209 Vodafone Group PLC
(Communication Services) 8,993,665
83,340 Whitbread PLC (Consumer
Discretionary) 3,133,386
542,014 Wise PLC, Class A
(Financials)* 5,620,805
150,005 WPP PLC (Communication
Services) 1,559,978
362,754,551
United States – 6 .4%
2,681,501 BP PLC (Energy) 16,665,878
44,224 BRP, Inc. (Consumer
Discretionary) 2,762,804
21,669 CSL Ltd. (Health Care) 4,036,513
4,324 CyberArk Software Ltd.
(Information Technology)* 991,277
132,904 Experian PLC (Industrials) 6,103,531
60,296 Ferrovial SE (Industrials) 2,373,485
754,067 GSK PLC (Health Care) 16,959,792
336,340 Haleon PLC (Consumer
Staples) 1,392,171
117,915 Holcim AG (Materials)* 10,296,895
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
122,892 James Hardie Industries PLC
CDI (Materials)* $ 3,824,116
22,800 Monday.com Ltd. (Information
Technology)* 5,150,748
380,688 Nestle SA (Consumer Staples) 40,324,276
77,178 QIAGEN NV (Health Care)* 3,298,595
114,582 Roche Holding AG (Health
Care) 29,339,292
14,434 Roche Holding AG (Health
Care)
(a)
4,044,688
153,747 Sanofi SA (Health Care) 14,981,649
69,715 Schneider Electric SE
(Industrials) 17,214,019
884,735 Shell PLC (Energy) 31,670,012
556,960 Stellantis NV (Consumer
Discretionary) 12,213,650
43,370 Swiss Re AG (Financials) 5,514,093
241,545 Tenaris SA (Energy) 3,958,232
233,115,716
TOTAL COMMON STOCKS
(Cost $2,909,057,295)
3,635,259,472
Shares Description Rate Value
a
Preferred Stocks – 0.2%
Germany – 0 .2%
24,326 Bayerische
Motoren Werke
AG (Consumer
Discretionary) 6 .82% 2,334,496
20,931 Henkel AG
& Co. KGaA
(Consumer
Staples) 2 .23 1,888,712
36,237 Porsche
Automobil
Holding SE
(Consumer
Discretionary) 5 .08 1,987,402
5,725 Volkswagen
AG (Consumer
Discretionary) 7 .88 714,732
TOTAL PREFERRED STOCKS
(Cost $6,528,401)
6,925,342
Units Description Expiration Month Value
aa
Warrant – 0.0%
Canada – 0 .0%
8,722 Constellation
Software, Inc.
(Information
Technology)*
(c)
(Cost $0)
08/28 —

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Dividend Rate Value
aa a
Investment Company – 0.8%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
28,323,551 5.180% $ 28,323,551
(Cost $28,323,551)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $2,943,909,247)
3,670,508,365
a
Securities Lending Reinvestment Vehicle – 1.2%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
45,672,268 5.227% 45,672,268
(Cost $45,672,268)
TOTAL INVESTMENTS – 101.2%
(Cost $2,989,581,515)
$ 3,716,180,633
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.2)%
(42,299,125)
NET ASSETS – 100.0%
$ 3,673,881,508
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
CVA — Dutch Certification
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 21 .5%
Industrials 17 .5
Consumer Discretionary 12 .0
Health Care 11 .1
Information Technology 9 .0
Consumer Staples 8 .8
Materials 5 .8
Energy 5 .6
Communication Services 3 .3
Utilities 2 .1
Real Estate 1 .3
Investment Company 0 .8
Securities Lending Reinvestment Vehicle 1 .2
TOTAL INVESTMENTS
100 .0%
FUTURES CONTRACTS
— At May 31, 2024 , the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-Mini MSCI EAFE Index Future 250 06/21/24 $ 29,627,500 $ 745,586

GOLDMAN SACHS ACTIVE BETA
®
JAPAN EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.0%
Communication Services – 4 .6%
2,320 Capcom Co. Ltd. (Japan) $ 42,814
665 Dentsu Group, Inc. (Japan) 17,596
5,370 KDDI Corp. (Japan) 148,205
506 Konami Group Corp. (Japan) 35,307
335 Nexon Co. Ltd. (Japan) 5,738
4,127 Nintendo Co. Ltd. (Japan) 224,674
160,879 Nippon Telegraph & Telephone
Corp. (Japan) 157,966
16,966 SoftBank Corp. (Japan) 203,782
3,292 SoftBank Group Corp. (Japan) 189,419
503 Toho Co. Ltd. (Japan) 15,886
1,041,387
Consumer Discretionary – 18 .3%
4,336 Aisin Corp. (Japan) 161,112
1,100 Asics Corp. (Japan) 60,899
3,078 Bandai Namco Holdings, Inc.
(Japan) 56,058
3,041 Bridgestone Corp. (Japan) 132,365
6,508 Denso Corp. (Japan) 105,316
893 Fast Retailing Co. Ltd. (Japan) 228,499
22,936 Honda Motor Co. Ltd. (Japan) 258,266
2,620 Isuzu Motors Ltd. (Japan) 34,962
1,973 Koito Manufacturing Co. Ltd.
(Japan) 27,854
20,493 Mazda Motor Corp. (Japan) 216,152
1,475 McDonald's Holdings Co. Japan
Ltd. (Japan) 60,447
3,889 Nissan Motor Co. Ltd. (Japan) 13,819
515 Nitori Holdings Co. Ltd. (Japan) 56,926
3,168 Oriental Land Co. Ltd. (Japan) 88,441
3,030 Pan Pacific International
Holdings Corp. (Japan) 77,840
20,765 Panasonic Holdings Corp.
(Japan) 182,815
4,659 Sekisui Chemical Co. Ltd.
(Japan) 66,796
4,414 Sekisui House Ltd. (Japan) 99,209
191 Shimano, Inc. (Japan) 31,225
5,498 Sony Group Corp. (Japan) 451,155
8,022 Subaru Corp. (Japan) 178,669
10,752 Sumitomo Electric Industries
Ltd. (Japan) 174,097
7,044 Suzuki Motor Corp. (Japan) 83,531
51,369 Toyota Motor Corp. (Japan) 1,111,750
5,667 Yamaha Motor Co. Ltd. (Japan) 55,265
1,890 Zensho Holdings Co. Ltd.
(Japan) 74,099
3,028 ZOZO, Inc. (Japan) 70,871
4,158,438
Consumer Staples – 5 .2%
4,186 Aeon Co. Ltd. (Japan) 90,222
2,552 Ajinomoto Co., Inc. (Japan) 91,024
2,743 Asahi Group Holdings Ltd.
(Japan) 100,211
7,794 Japan Tobacco, Inc. (Japan) 220,808
2,172 Kao Corp. (Japan) 95,203
3,170 Kikkoman Corp. (Japan) 36,694
5,914 Kirin Holdings Co. Ltd. (Japan) 81,854
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
4,918 MatsukiyoCocokara & Co.
(Japan) 69,414
1,219 MEIJI Holdings Co. Ltd. (Japan) 27,282
1,286 Nissin Foods Holdings Co. Ltd.
(Japan) 32,390
13,441 Seven & i Holdings Co. Ltd.
(Japan) 173,460
2,065 Shiseido Co. Ltd. (Japan) 65,323
1,064 Suntory Beverage & Food Ltd.
(Japan) 38,939
1,078 Unicharm Corp. (Japan) 34,649
1,742 Yakult Honsha Co. Ltd. (Japan) 31,715
1,189,188
Energy – 2 .6%
52,266 ENEOS Holdings, Inc. (Japan) 269,537
30,585 Idemitsu Kosan Co. Ltd. (Japan) 208,837
6,808 Inpex Corp. (Japan) 104,993
583,367
Financials – 15 .9%
3,048 Chiba Bank Ltd. (The) (Japan) 28,968
8,036 Concordia Financial Group Ltd.
(Japan) 48,299
4,523 Dai-ichi Life Holdings, Inc.
(Japan) 121,087
13,336 Daiwa Securities Group, Inc.
(Japan) 104,723
5,626 Japan Exchange Group, Inc.
(Japan) 131,964
8,689 Japan Post Bank Co. Ltd. (Japan) 85,870
13,344 Japan Post Holdings Co. Ltd.
(Japan) 128,647
9,494 Japan Post Insurance Co. Ltd.
(Japan) 182,515
16,889 Mitsubishi HC Capital, Inc.
(Japan) 111,827
62,018 Mitsubishi UFJ Financial Group,
Inc. (Japan) 654,337
16,444 Mizuho Financial Group, Inc.
(Japan) 336,320
9,564 MS&AD Insurance Group
Holdings, Inc. (Japan) 199,685
16,115 Nomura Holdings, Inc. (Japan) 97,473
6,057 ORIX Corp. (Japan) 131,782
8,085 Resona Holdings, Inc. (Japan) 55,771
1,954 SBI Holdings, Inc. (Japan) 50,508
3,320 Shizuoka Financial Group, Inc.
(Japan) 34,279
7,968 Sompo Holdings, Inc. (Japan) 168,593
7,049 Sumitomo Mitsui Financial
Group, Inc. (Japan) 461,575
3,246 Sumitomo Mitsui Trust Holdings,
Inc. (Japan) 75,250
3,231 T&D Holdings, Inc. (Japan) 58,094
9,869 Tokio Marine Holdings, Inc.
(Japan) 340,951
3,608,518
Health Care – 6 .5%
8,002 Astellas Pharma, Inc. (Japan) 78,852

GOLDMAN SACHS ACTIVE BETA
®
JAPAN EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
3,662 Chugai Pharmaceutical Co. Ltd.
(Japan) 111,413
8,647 Daiichi Sankyo Co. Ltd. (Japan) 306,933
1,188 Eisai Co. Ltd. (Japan) 51,052
1,859 Hoya Corp. (Japan) 225,477
292 Kyowa Kirin Co. Ltd. (Japan) 4,934
691 M3, Inc. (Japan) 6,701
5,901 Olympus Corp. (Japan) 92,883
2,434 Ono Pharmaceutical Co. Ltd.
(Japan) 35,237
3,576 Otsuka Holdings Co. Ltd. (Japan) 147,323
1,501 Shionogi & Co. Ltd. (Japan) 67,244
2,969 Sysmex Corp. (Japan) 50,625
8,604 Takeda Pharmaceutical Co. Ltd.
(Japan) 228,480
4,378 Terumo Corp. (Japan) 74,385
1,481,539
Industrials – 21 .5%
1,007 AGC, Inc. (Japan) 35,161
2,445 ANA Holdings, Inc. (Japan) 46,552
2,529 Central Japan Railway Co.
(Japan) 56,504
436 Dai Nippon Printing Co. Ltd.
(Japan) 13,551
1,196 Daifuku Co. Ltd. (Japan) 20,880
947 Daikin Industries Ltd. (Japan) 138,273
2,972 East Japan Railway Co. (Japan) 51,622
2,387 FANUC Corp. (Japan) 66,820
728 Fuji Electric Co. Ltd. (Japan) 43,297
1,838 Hankyu Hanshin Holdings, Inc.
(Japan) 48,223
211 Hikari Tsushin, Inc. (Japan) 34,561
1,325 Hitachi Construction Machinery
Co. Ltd. (Japan) 35,835
5,232 Hitachi Ltd. (Japan) 537,533
423 Hoshizaki Corp. (Japan) 15,155
7,178 ITOCHU Corp. (Japan) 338,471
3,946 Japan Airlines Co. Ltd. (Japan) 66,480
3,663 Kajima Corp. (Japan) 61,969
3,961 Kawasaki Kisen Kaisha Ltd.
(Japan) 58,768
406 Keisei Electric Railway Co. Ltd.
(Japan) 14,582
2,381 Kintetsu Group Holdings Co.
Ltd. (Japan) 50,591
3,975 Komatsu Ltd. (Japan) 116,282
2,597 Kubota Corp. (Japan) 36,705
1,165 Makita Corp. (Japan) 34,347
9,863 Marubeni Corp. (Japan) 192,057
1,504 MINEBEA MITSUMI, Inc.
(Japan) 31,469
21,342 Mitsubishi Corp. (Japan) 448,583
9,901 Mitsubishi Electric Corp. (Japan) 172,005
16,220 Mitsubishi Heavy Industries Ltd.
(Japan) 141,201
7,833 Mitsui & Co. Ltd. (Japan) 397,270
1,413 Mitsui OSK Lines Ltd. (Japan) 46,613
5,578 MonotaRO Co. Ltd. (Japan) 58,852
628 NIDEC Corp. (Japan) 31,343
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
3,752 NIPPON EXPRESS
HOLDINGS, Inc. (Japan) 184,968
2,268 Nippon Yusen KK (Japan) 71,946
6,023 Obayashi Corp. (Japan) 70,120
6,935 Recruit Holdings Co. Ltd.
(Japan) 350,755
717 Secom Co. Ltd. (Japan) 44,586
175 SMC Corp. (Japan) 87,764
7,605 Sumitomo Corp. (Japan) 197,499
1,043 Taisei Corp. (Japan) 39,604
2,680 Tokyu Corp. (Japan) 31,295
1,276 TOPPAN Holdings, Inc. (Japan) 33,048
570 TOTO Ltd. (Japan) 14,222
678 Toyota Industries Corp. (Japan) 63,854
2,985 Toyota Tsusho Corp. (Japan) 181,195
848 West Japan Railway Co. (Japan) 16,934
1,271 Yaskawa Electric Corp. (Japan) 48,423
4,877,768
Information Technology – 15 .4%
4,673 Advantest Corp. (Japan) 157,992
6,744 Brother Industries Ltd. (Japan) 129,477
6,229 Canon, Inc. (Japan) 180,435
621 Disco Corp. (Japan) 242,994
4,756 FUJIFILM Holdings Corp.
(Japan) 108,319
10,090 Fujitsu Ltd. (Japan) 145,656
1,203 Hamamatsu Photonics KK
(Japan) 35,391
457 Ibiden Co. Ltd. (Japan) 18,417
870 Keyence Corp. (Japan) 391,360
5,468 Kyocera Corp. (Japan) 62,145
448 Lasertec Corp. (Japan) 115,432
7,186 Murata Manufacturing Co. Ltd.
(Japan) 135,654
2,506 NEC Corp. (Japan) 185,385
2,193 Nomura Research Institute Ltd.
(Japan) 58,668
2,614 NTT Data Group Corp. (Japan) 40,064
27 Obic Co. Ltd. (Japan) 3,499
412 Omron Corp. (Japan) 13,471
501 Oracle Corp. Japan (Japan) 35,484
2,368 Otsuka Corp. (Japan) 44,920
8,283 Renesas Electronics Corp.
(Japan) 154,754
19,952 Ricoh Co. Ltd. (Japan) 178,196
687 SCREEN Holdings Co. Ltd.
(Japan) 65,598
3,747 SCSK Corp. (Japan) 70,984
4,906 Seiko Epson Corp. (Japan) 78,892
1,630 Shimadzu Corp. (Japan) 42,196
1,315 SUMCO Corp. (Japan) 19,732
2,052 TDK Corp. (Japan) 102,518
1,097 TIS, Inc. (Japan) 20,031
2,473 Tokyo Electron Ltd. (Japan) 529,237
1,559 Trend Micro, Inc. (Japan) 70,219
2,796 Yokogawa Electric Corp. (Japan) 71,811
3,508,931

GOLDMAN SACHS ACTIVE BETA
®
JAPAN EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Materials – 4 .7%
8,706 Asahi Kasei Corp. (Japan) 56,786
11,161 JFE Holdings, Inc. (Japan) 168,894
30,274 Mitsubishi Chemical Group
Corp. (Japan) 160,035
433 Mitsui Chemicals, Inc. (Japan) 13,091
704 Nippon Paint Holdings Co. Ltd.
(Japan) 4,735
1,768 Nippon Sanso Holdings Corp.
(Japan) 52,147
7,936 Nippon Steel Corp. (Japan) 173,320
663 Nissan Chemical Corp. (Japan) 18,391
675 Nitto Denko Corp. (Japan) 51,523
7,804 Shin-Etsu Chemical Co. Ltd.
(Japan) 290,766
392 Sumitomo Metal Mining Co. Ltd.
(Japan) 12,760
10,921 Toray Industries, Inc. (Japan) 54,610
1,057,058
Real Estate – 1 .9%
460 Daito Trust Construction Co.
Ltd. (Japan) 48,592
2,723 Daiwa House Industry Co. Ltd.
(Japan) 72,344
5,039 Hulic Co. Ltd. (Japan) 46,560
8 Japan Real Estate Investment
Corp. REIT (Japan) 26,370
3,797 Mitsubishi Estate Co. Ltd.
(Japan) 63,777
9,272 Mitsui Fudosan Co. Ltd. (Japan) 84,994
7 Nippon Building Fund, Inc. REIT
(Japan) 26,148
618 Nomura Real Estate Holdings,
Inc. (Japan) 15,884
24 Nomura Real Estate Master
Fund, Inc. REIT (Japan) 22,557
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
598 Sumitomo Realty &
Development Co. Ltd. (Japan) 18,658
425,884
Utilities – 2 .4%
1,893 Chubu Electric Power Co., Inc.
(Japan) 26,098
12,328 Kansai Electric Power Co., Inc.
(The) (Japan) 222,562
4,557 Osaka Gas Co. Ltd. (Japan) 103,583
5,180 Tokyo Electric Power Co.
Holdings, Inc. (Japan)* 30,972
7,503 Tokyo Gas Co. Ltd. (Japan) 168,304
551,519
TOTAL COMMON STOCKS
(Cost $18,771,029)
22,483,597
Shares Dividend Rate Value
aa
Investment Company – 0.3%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
75,054 5.180% 75,054
(Cost $75,054)
TOTAL INVESTMENTS – 99.3%
(Cost $18,846,083)
$ 22,558,651
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.7%
170,289
NET ASSETS – 100.0%
$ 22,728,940
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At May 31, 2024 , the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-Mini Topix Index Future 13 06/13/24 $ 229,317 $ 1,931

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.8%
Communication Services – 9.1%
1,453,484 Alphabet, Inc., Class A* $ 250,725,990
1,337,706 Alphabet, Inc., Class C* 232,707,336
1,691,475 AT&T, Inc. 30,818,674
53,158 Charter Communications, Inc.,
Class A* 15,262,725
1,160,666 Comcast Corp., Class A 46,461,460
197,738 Electronic Arts, Inc. 26,275,425
227,724 Interpublic Group of Cos., Inc.
(The) 7,143,702
36,152 Live Nation Entertainment, Inc.* 3,388,888
603,459 Meta Platforms, Inc., Class A 281,712,765
58,709 Netflix, Inc.* 37,668,869
115,529 Omnicom Group, Inc. 10,739,576
703,100 Pinterest, Inc., Class A* 29,171,619
56,344 Take-Two Interactive Software,
Inc.* 9,035,324
130,078 T-Mobile US, Inc. 22,758,447
27,587 Trade Desk, Inc. (The), Class A* 2,559,522
592,143 Verizon Communications, Inc. 24,366,684
182,978 Walt Disney Co. (The) 19,013,244
4,117,248 Warner Bros Discovery, Inc.* 33,926,124
1,083,736,374
Consumer Discretionary – 11.1%
2,096,934 Amazon.com, Inc.* 369,983,035
11,832 AutoZone, Inc.* 32,773,930
322,247 Best Buy Co., Inc. 27,332,990
12,611 Booking Holdings, Inc. 47,623,550
958,695 Carnival Corp.* 14,457,121
4,879 Chipotle Mexican Grill, Inc.* 15,268,928
182,272 D.R. Horton, Inc. 26,939,802
85,604 Darden Restaurants, Inc. 12,873,986
36,121 Deckers Outdoor Corp.* 39,513,484
23,532 Domino's Pizza, Inc. 11,967,905
80,116 DoorDash, Inc., Class A* 8,821,573
107,521 DraftKings, Inc., Class A* 3,777,213
287,157 eBay, Inc. 15,569,652
164,626 Expedia Group, Inc.* 18,579,690
414,698 Ford Motor Co. 5,030,287
98,398 Garmin Ltd. 16,122,512
106,777 Genuine Parts Co. 15,390,837
65,063 Hilton Worldwide Holdings, Inc. 13,051,638
279,971 Home Depot, Inc. (The) 93,753,889
92,579 Las Vegas Sands Corp. 4,168,832
292,598 Lennar Corp., Class A 46,918,089
673,217 LKQ Corp. 28,968,527
209,224 Lowe’s Cos., Inc. 46,299,179
54,511 Marriott International, Inc.,
Class A 12,601,308
121,329 McDonald's Corp. 31,410,865
296,831 NIKE, Inc., Class B 28,213,787
1,666 NVR, Inc.* 12,796,096
38,862 O'Reilly Automotive, Inc.* 37,434,210
37,218 Pool Corp. 13,530,604
401,169 PulteGroup, Inc. 47,065,147
95,219 Ross Stores, Inc. 13,307,807
102,207 Royal Caribbean Cruises Ltd.* 15,093,930
81,062 Starbucks Corp. 6,502,794
352,971 Tesla, Inc.* 62,857,076
422,981 TJX Cos., Inc. (The) 43,609,341
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
106,023 Tractor Supply Co. $ 30,247,302
65,614 Ulta Beauty, Inc.* 25,923,435
38,443 Williams-Sonoma, Inc. 11,272,256
236,432 Yum! Brands, Inc. 32,492,850
1,339,545,457
Consumer Staples – 6.8%
368,458 Altria Group, Inc. 17,041,182
319,006 Archer-Daniels-Midland Co. 19,918,735
162,915 Bunge Global SA 17,528,025
129,216 Church & Dwight Co., Inc. 13,827,404
115,231 Clorox Co. (The) 15,159,790
570,093 Coca-Cola Co. (The) 35,875,952
426,210 Colgate-Palmolive Co. 39,620,482
634,104 Conagra Brands, Inc. 18,947,028
42,618 Constellation Brands, Inc., Class
A 10,664,302
128,422 Costco Wholesale Corp. 104,007,694
41,893 Dollar General Corp. 5,735,571
97,156 Dollar Tree, Inc.* 11,459,550
81,582 Estee Lauder Cos., Inc. (The),
Class A 10,063,956
136,374 General Mills, Inc. 9,375,712
82,037 Hershey Co. (The) 16,229,380
77,175 J M Smucker Co. (The) 8,615,817
106,334 Kellanova 6,416,194
585,568 Kenvue, Inc. 11,301,462
209,930 Keurig Dr Pepper, Inc. 7,190,102
125,851 Kimberly-Clark Corp. 16,775,938
356,578 Kraft Heinz Co. (The) 12,612,164
1,032,614 Kroger Co. (The) 54,077,995
30,427 McCormick & Co., Inc. 2,197,438
191,794 Mondelez International, Inc.,
Class A 13,143,643
209,738 Monster Beverage Corp.* 10,889,597
307,893 PepsiCo, Inc. 53,234,700
334,764 Philip Morris International, Inc. 33,938,374
457,785 Procter & Gamble Co. (The) 75,323,944
315,983 Sysco Corp. 23,009,882
152,378 Target Corp. 23,795,348
169,655 Tyson Foods, Inc., Class A 9,712,749
1,546,743 Walmart, Inc. 101,713,820
809,403,930
Energy – 3.3%
128,621 APA Corp. 3,926,799
115,839 Baker Hughes Co. 3,878,290
64,057 Cheniere Energy, Inc. 10,107,554
185,609 Chevron Corp. 30,124,341
155,267 ConocoPhillips 18,085,500
98,580 Coterra Energy, Inc. 2,811,502
111,119 Devon Energy Corp. 5,453,721
31,492 Diamondback Energy, Inc. 6,275,096
101,066 EOG Resources, Inc. 12,587,770
235,064 EQT Corp. 9,658,780
857,900 Exxon Mobil Corp. 100,597,354
83,412 Halliburton Co. 3,061,220
1,040,060 Kinder Morgan, Inc. 20,270,769
378,523 Marathon Oil Corp. 10,962,026
226,309 Marathon Petroleum Corp. 39,968,432

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Energy – (continued)
93,807 Occidental Petroleum Corp. $ 5,862,937
143,506 ONEOK, Inc. 11,623,986
138,946 Ovintiv, Inc. 7,179,340
186,209 Phillips 66 26,462,161
75,026 Targa Resources Corp. 8,870,324
238,716 Valero Energy Corp. 37,511,832
468,252 Williams Cos., Inc. (The) 19,437,141
394,716,875
Financials – 12.1%
188,940 Aflac, Inc. 16,980,038
56,077 Allstate Corp. (The) 9,394,019
112,204 American Express Co. 26,928,960
416,220 American International Group,
Inc. 32,806,460
74,012 Ameriprise Financial, Inc. 32,314,379
21,192 Aon PLC, Class A 5,968,515
207,895 Apollo Global Management, Inc. 24,149,083
207,375 Arch Capital Group Ltd.* 21,282,896
63,296 Ares Management Corp., Class A 8,872,200
89,802 Arthur J Gallagher & Co. 22,749,541
1,125,720 Bank of America Corp. 45,017,543
530,809 Bank of New York Mellon Corp.
(The) 31,641,524
301,010 Berkshire Hathaway, Inc., Class
B* 124,738,544
14,975 BlackRock, Inc. 11,561,149
52,716 Blackstone, Inc. 6,352,278
160,933 Brown & Brown, Inc. 14,405,113
310,160 Capital One Financial Corp. 42,687,321
91,065 Cboe Global Markets, Inc. 15,753,334
115,035 Charles Schwab Corp. (The) 8,429,765
81,712 Chubb Ltd. 22,129,244
78,926 Cincinnati Financial Corp. 9,280,119
566,261 Citigroup, Inc. 35,283,723
274,318 Citizens Financial Group, Inc. 9,680,682
72,153 CME Group, Inc. 14,645,616
28,766 Coinbase Global, Inc., Class A* 6,498,815
28,448 Corpay, Inc.* 7,614,676
183,100 Discover Financial Services 22,459,046
31,426 Everest Group Ltd. 12,285,366
28,585 FactSet Research Systems, Inc. 11,555,772
65,441 Fifth Third Bancorp 2,448,802
11,713 First Citizens BancShares, Inc.,
Class A 19,893,711
133,721 Fiserv, Inc.* 20,026,057
222,721 Hartford Financial Services
Group, Inc. (The) 23,040,487
253,893 Huntington Bancshares, Inc. 3,534,190
134,999 Intercontinental Exchange, Inc. 18,076,366
68,174 Jack Henry & Associates, Inc. 11,226,894
588,516 JPMorgan Chase & Co. 119,250,997
252,597 KeyCorp 3,629,819
100,325 KKR & Co., Inc. 10,317,423
217,988 Loews Corp. 16,741,478
61,177 LPL Financial Holdings, Inc. 17,509,469
43,491 M&T Bank Corp. 6,593,236
9,096 Markel Group, Inc.* 14,931,903
164,193 Marsh & McLennan Cos., Inc. 34,083,183
194,735 Mastercard, Inc., Class A 87,060,176
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
42,464 MetLife, Inc. $ 3,073,120
82,511 Moody's Corp. 32,756,042
176,446 Morgan Stanley 17,263,477
65,520 Nasdaq, Inc. 3,867,646
102,796 Northern Trust Corp. 8,659,535
73,346 PayPal Holdings, Inc.* 4,620,064
46,372 PNC Financial Services Group,
Inc. (The) 7,298,489
271,752 Principal Financial Group, Inc. 22,294,534
108,151 Progressive Corp. (The) 22,839,328
99,055 Prudential Financial, Inc. 11,921,269
69,445 Raymond James Financial, Inc. 8,524,374
189,580 Regions Financial Corp. 3,668,373
29,496 S&P Global, Inc. 12,609,835
310,552 State Street Corp. 23,474,626
968,899 Synchrony Financial 42,437,776
46,099 T. Rowe Price Group, Inc. 5,431,845
60,944 Travelers Cos., Inc. (The) 13,145,621
114,565 US Bancorp 4,645,611
321,573 Visa, Inc., Class A 87,615,780
144,122 W R Berkley Corp. 11,678,206
580,327 Wells Fargo & Co. 34,773,194
13,703 Willis Towers Watson PLC 3,498,239
1,447,926,896
Health Care – 11.5%
266,452 Abbott Laboratories 27,228,730
409,959 AbbVie, Inc. 66,101,789
78,122 Agilent Technologies, Inc. 10,187,890
33,822 Align Technology, Inc.* 8,699,357
15,998 Alnylam Pharmaceuticals, Inc.* 2,374,583
126,729 Amgen, Inc. 38,760,065
289,947 Avantor, Inc.* 6,981,924
28,812 Becton Dickinson & Co. 6,683,520
58,007 Biogen, Inc.* 13,048,095
312,680 Boston Scientific Corp.* 23,629,228
573,551 Bristol-Myers Squibb Co. 23,567,211
179,641 Cardinal Health, Inc. 17,832,962
110,018 Cencora, Inc. 24,926,778
456,912 Centene Corp.* 32,710,330
125,126 Cigna Group (The) 43,120,922
75,303 Cooper Cos., Inc. (The) 7,101,826
589,428 CVS Health Corp. 35,129,909
100,115 Danaher Corp. 25,709,532
49,753 Dexcom, Inc.* 5,909,164
247,843 Edwards Lifesciences Corp.* 21,535,078
48,746 Elevance Health, Inc. 26,248,746
211,672 Eli Lilly & Co. 173,643,008
35,696 GE HealthCare Technologies,
Inc. 2,784,288
318,827 Gilead Sciences, Inc. 20,491,011
42,133 HCA Healthcare, Inc. 14,314,687
192,304 Hologic, Inc.* 14,188,189
28,338 Humana, Inc. 10,148,405
73,643 IDEXX Laboratories, Inc.* 36,596,889
49,373 Insulet Corp.* 8,748,402
42,331 Intuitive Surgical, Inc.* 17,022,142
51,783 IQVIA Holdings, Inc.* 11,345,137
552,040 Johnson & Johnson 80,967,707
97,191 Labcorp Holdings, Inc. 18,943,498

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
46,768 McKesson Corp. $ 26,638,585
110,467 Medtronic PLC 8,988,700
572,165 Merck & Co., Inc. 71,829,594
26,176 Mettler-Toledo International,
Inc.* 36,753,460
31,632 Molina Healthcare, Inc.* 9,950,794
421,852 Pfizer, Inc. 12,090,278
107,823 Quest Diagnostics, Inc. 15,307,631
36,253 Regeneron Pharmaceuticals,
Inc.* 35,533,740
12,535 ResMed, Inc. 2,586,346
31,417 STERIS PLC 7,002,221
54,842 Stryker Corp. 18,706,058
55,044 Thermo Fisher Scientific, Inc. 31,263,891
197,211 UnitedHealth Group, Inc. 97,692,413
75,883 Vertex Pharmaceuticals, Inc.* 34,552,565
4,512,960 Viatris, Inc. 47,837,376
39,181 Waters Corp.* 12,103,011
14,441 West Pharmaceutical Services,
Inc. 4,785,892
70,235 Zimmer Biomet Holdings, Inc. 8,087,560
113,548 Zoetis, Inc. 19,253,199
1,377,644,316
Industrials – 9.8%
80,922 3M Co. 8,103,529
116,932 AMETEK, Inc. 19,829,329
32,282 Automatic Data Processing, Inc. 7,906,507
20,245 Axon Enterprise, Inc.* 5,702,409
13,783 Boeing Co. (The)* 2,447,999
87,944 Booz Allen Hamilton Holding
Corp. 13,385,956
77,903 Broadridge Financial Solutions,
Inc. 15,640,585
348,265 Builders FirstSource, Inc.* 55,997,529
31,894 Carlisle Cos., Inc. 13,340,941
228,067 Carrier Global Corp. 14,411,554
70,124 Caterpillar, Inc. 23,738,376
58,737 Cintas Corp. 39,821,924
262,503 Copart, Inc.* 13,928,409
270,264 CSX Corp. 9,121,410
40,559 Cummins, Inc. 11,426,687
24,683 Deere & Co. 9,250,201
298,512 Delta Air Lines, Inc. 15,230,082
73,063 Dover Corp. 13,430,441
70,952 Eaton Corp. PLC 23,616,373
23,342 EMCOR Group, Inc. 9,072,102
95,102 Emerson Electric Co. 10,666,640
114,021 Expeditors International of
Washington, Inc. 13,785,139
645,842 Fastenal Co. 42,612,655
92,430 FedEx Corp. 23,473,523
136,339 Fortive Corp. 10,149,075
46,467 GE Vernova, Inc.* 8,173,545
64,550 General Dynamics Corp. 19,350,153
214,401 General Electric Co. 35,406,181
49,749 Graco, Inc. 4,017,232
82,487 Honeywell International, Inc. 16,678,047
197,716 Howmet Aerospace, Inc. 16,736,659
37,975 Hubbell, Inc. 14,768,098
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
57,572 IDEX Corp. $ 12,011,822
96,308 Illinois Tool Works, Inc. 23,378,767
143,620 Ingersoll Rand, Inc. 13,363,841
65,217 Jacobs Solutions, Inc. 9,087,337
66,044 Johnson Controls International
PLC 4,749,224
33,216 L3Harris Technologies, Inc. 7,467,953
172,996 Leidos Holdings, Inc. 25,439,062
44,953 Lennox International, Inc. 22,593,378
25,223 Lincoln Electric Holdings, Inc. 4,952,788
28,797 Lockheed Martin Corp. 13,544,381
265,009 Masco Corp. 18,529,429
48,793 Nordson Corp. 11,452,693
9,972 Norfolk Southern Corp. 2,241,706
12,340 Northrop Grumman Corp. 5,562,502
38,532 Old Dominion Freight Line, Inc. 6,752,733
166,559 Otis Worldwide Corp. 16,522,653
55,498 Owens Corning 10,049,023
163,641 PACCAR, Inc. 17,591,407
45,235 Parker-Hannifin Corp. 24,043,307
77,099 Paychex, Inc. 9,264,216
40,919 Quanta Services, Inc. 11,291,189
126,070 Republic Services, Inc. 23,346,903
185,070 RTX Corp. 19,952,397
8,816 Saia, Inc.* 3,609,976
35,524 Snap-on, Inc. 9,693,079
408,411 SS&C Technologies Holdings,
Inc. 25,341,903
283,947 Stanley Black & Decker, Inc. 24,751,660
277,767 Textron, Inc. 24,335,167
51,202 Trane Technologies PLC 16,766,607
13,017 TransDigm Group, Inc. 17,484,825
252,078 Uber Technologies, Inc.* 16,274,156
33,771 Union Pacific Corp. 7,862,564
21,565 United Parcel Service, Inc.,
Class B 2,996,025
11,356 United Rentals, Inc. 7,601,820
93,032 Veralto Corp. 9,171,095
59,375 Verisk Analytics, Inc. 15,008,812
161,519 Vertiv Holdings Co., Class A 15,840,168
51,174 W.W. Grainger, Inc. 47,154,794
105,174 Waste Management, Inc. 22,163,317
20,130 Watsco, Inc. 9,559,737
161,001 Westinghouse Air Brake
Technologies Corp. 27,246,199
47,864 XPO, Inc.* 5,120,491
84,081 Xylem, Inc. 11,857,103
1,174,247,499
Information Technology – 31.4%
218,040 Accenture PLC, Class A 61,550,512
131,928 Adobe, Inc.* 58,676,297
282,249 Advanced Micro Devices, Inc.* 47,107,358
152,445 Akamai Technologies, Inc.* 14,061,527
207,884 Amphenol Corp., Class A 27,517,605
88,718 Analog Devices, Inc. 20,803,484
8,806 ANSYS, Inc.* 2,795,465
3,613,867 Apple, Inc. 694,765,931
282,505 Applied Materials, Inc. 60,761,175
77,058 Arista Networks, Inc.* 22,936,314

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
119,808 Atlassian Corp., Class A* $ 18,793,083
98,554 Autodesk, Inc.* 19,868,486
90,627 Broadcom, Inc. 120,402,501
167,715 Cadence Design Systems, Inc.* 48,018,482
78,226 CDW Corp. 17,492,898
970,955 Cisco Systems, Inc. 45,149,408
322,296 Cognizant Technology Solutions
Corp., Class A 21,319,880
241,845 Corning, Inc. 9,011,145
43,353 Crowdstrike Holdings, Inc.,
Class A* 13,598,536
43,869 Datadog, Inc., Class A* 4,833,486
124,960 Dell Technologies, Inc., Class C 17,439,418
23,556 Enphase Energy, Inc.* 3,012,812
40,799 EPAM Systems, Inc.* 7,259,366
28,830 Fair Isaac Corp.* 37,188,682
455,424 Fortinet, Inc.* 27,015,752
60,283 Gartner, Inc.* 25,298,967
594,140 Gen Digital, Inc. 14,752,496
142,109 GoDaddy, Inc., Class A* 19,842,680
2,112,720 Hewlett Packard Enterprise Co. 37,289,508
402,267 HP, Inc. 14,682,746
34,229 HubSpot, Inc.* 20,915,630
535,460 Intel Corp. 16,518,941
272,877 International Business Machines
Corp. 45,529,527
60,881 Intuit, Inc. 35,094,244
107,381 Jabil, Inc. 12,767,601
82,279 Keysight Technologies, Inc.* 11,393,996
43,198 KLA Corp. 32,810,177
56,753 Lam Research Corp. 52,918,767
128,243 Manhattan Associates, Inc.* 28,154,468
157,635 Microchip Technology, Inc. 15,326,851
135,164 Micron Technology, Inc. 16,895,500
1,783,055 Microsoft Corp. 740,199,622
4,902 MicroStrategy, Inc., Class A* 7,473,050
6,279 MongoDB, Inc.* 1,482,221
12,323 Monolithic Power Systems, Inc. 9,065,168
79,823 Motorola Solutions, Inc. 29,128,211
166,266 NetApp, Inc. 20,023,414
228,014 Nutanix, Inc., Class A* 12,612,594
567,004 NVIDIA Corp. 621,623,495
66,167 Okta, Inc.* 5,867,690
191,128 ON Semiconductor Corp.* 13,959,989
245,443 Oracle Corp. 28,763,465
151,026 Palantir Technologies, Inc., Class
A* 3,274,244
83,191 Palo Alto Networks, Inc.* 24,533,858
102,115 PTC, Inc.* 17,996,748
273,831 Pure Storage, Inc., Class A* 16,509,271
276,095 QUALCOMM, Inc. 56,337,185
49,185 Roper Technologies, Inc. 26,203,801
198,332 Salesforce, Inc. 46,496,954
69,246 Seagate Technology Holdings
PLC 6,456,497
48,108 ServiceNow, Inc.* 31,603,588
231,320 Skyworks Solutions, Inc. 21,434,111
21,967 Super Micro Computer, Inc.* 17,233,331
61,018 Synopsys, Inc.* 34,218,894
31,227 Teledyne Technologies, Inc.* 12,395,558
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
136,506 Teradyne, Inc. $ 19,239,156
180,327 Texas Instruments, Inc. 35,165,568
96,871 Trimble, Inc.* 5,393,777
13,344 Tyler Technologies, Inc.* 6,409,924
175,625 VeriSign, Inc.* 30,614,950
109,056 Western Digital Corp.* 8,210,826
27,196 Workday, Inc., Class A* 5,750,594
7,860 Zebra Technologies Corp., Class
A* 2,454,992
283,791 Zoom Video Communications,
Inc., Class A* 17,407,740
25,027 Zscaler, Inc.* 4,253,589
3,761,365,777
Materials – 2.1%
57,914 Avery Dennison Corp. 13,180,647
51,942 Celanese Corp. 7,897,262
117,653 CF Industries Holdings, Inc. 9,380,474
69,623 CRH PLC 5,692,377
254,183 Dow, Inc. 14,648,566
38,465 DuPont de Nemours, Inc. 3,160,284
56,907 Ecolab, Inc. 13,213,806
155,803 International Paper Co. 7,025,157
69,050 Linde PLC 30,072,656
103,257 LyondellBasell Industries NV,
Class A 10,265,811
18,590 Martin Marietta Materials, Inc. 10,634,967
108,820 Nucor Corp. 18,374,257
44,099 Packaging Corp. of America 8,091,726
76,403 PPG Industries, Inc. 10,040,118
52,703 Reliance, Inc. 15,852,008
112,563 RPM International, Inc. 12,618,312
86,334 Sherwin-Williams Co. (The) 26,228,269
138,069 Steel Dynamics, Inc. 18,483,297
50,724 Vulcan Materials Co. 12,973,678
247,833,672
Real Estate – 1.1%
47,021 Alexandria Real Estate Equities,
Inc. REIT 5,595,499
29,329 AvalonBay Communities, Inc.
REIT 5,651,112
81,915 CBRE Group, Inc., Class A* 7,214,254
19,985 Digital Realty Trust, Inc. REIT 2,904,620
5,621 Equinix, Inc. REIT 4,288,711
87,733 Equity Residential REIT 5,705,277
19,961 Essex Property Trust, Inc. REIT 5,185,668
1,041,202 Host Hotels & Resorts, Inc.
REIT 18,679,164
295,249 Invitation Homes, Inc. REIT 10,271,713
113,397 Iron Mountain, Inc. REIT 9,150,004
61,119 Mid-America Apartment
Communities, Inc. REIT 8,172,221
28,608 Prologis, Inc. REIT 3,160,898
8,888 Public Storage REIT 2,433,801
80,645 Realty Income Corp. REIT 4,279,024
40,104 Simon Property Group, Inc.
REIT 6,068,136
69,821 Sun Communities, Inc. REIT 8,238,180
68,198 Ventas, Inc. REIT 3,427,631

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
423,372 VICI Properties, Inc. REIT $ 12,155,010
41,070 W.P. Carey, Inc. REIT 2,316,348
48,562 Welltower, Inc. REIT 5,034,422
166,656 Weyerhaeuser Co. REIT 5,004,680
134,936,373
Utilities – 1.5%
163,342 Alliant Energy Corp. 8,410,480
30,753 Ameren Corp. 2,256,348
32,839 American Electric Power Co.,
Inc. 2,963,720
81,805 Atmos Energy Corp. 9,482,836
272,436 CenterPoint Energy, Inc. 8,312,022
76,898 CMS Energy Corp. 4,839,191
97,655 Consolidated Edison, Inc. 9,233,280
98,553 Constellation Energy Corp. 21,410,639
35,789 DTE Energy Co. 4,170,492
73,704 Duke Energy Corp. 7,633,523
47,715 Edison International 3,666,898
45,659 Entergy Corp. 5,136,181
100,572 Evergy, Inc. 5,497,265
164,737 Exelon Corp. 6,185,874
136,183 FirstEnergy Corp. 5,482,728
111,765 NextEra Energy, Inc. 8,943,435
168,064 NiSource, Inc. 4,883,940
85,914 NRG Energy, Inc. 6,959,034
314,818 PG&E Corp. 5,836,726
246,968 PPL Corp. 7,243,571
99,599 Public Service Enterprise Group,
Inc. 7,545,620
90,461 Sempra 6,968,211
109,187 Southern Co. (The) 8,750,246
143,426 Vistra Corp. 14,210,648
67,987 WEC Energy Group, Inc. 5,508,987
41,795 Xcel Energy, Inc. 2,317,533
183,849,428
TOTAL COMMON STOCKS
(Cost $7,864,649,673)
11,955,206,597
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
9,887,111 5.180% 9,887,111
(Cost $9,887,111)
TOTAL INVESTMENTS – 99.9%
(Cost $7,874,536,784)
$ 11,965,093,708
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
12,062,268
NET ASSETS – 100.0%
$ 11,977,155,976
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.5%
Communication Services – 1.9%
8,852 AMC Networks, Inc., Class A* $ 153,494
3,093 Atlanta Braves Holdings, Inc.,
Class A*
(a)
129,999
4,219 Atlanta Braves Holdings, Inc.,
Class C* 168,633
3,510 Cardlytics, Inc.* 30,748
21,708 Cargurus, Inc.* 525,551
26,004 Cars.com, Inc.* 526,061
9,968 Cinemark Holdings, Inc.* 172,147
6,114 Cogent Communications
Holdings, Inc. 362,071
29,740 DHI Group, Inc.* 61,562
12,911 EchoStar Corp., Class A* 247,891
18,012 EverQuote, Inc., Class A* 430,307
9,077 EW Scripps Co. (The), Class A* 24,689
88,080 Gannett Co., Inc.* 331,181
14,393 Gogo, Inc.* 152,350
18,231 Gray Television, Inc. 113,761
13,368 IDT Corp., Class B 541,805
20,536 iHeartMedia, Inc., Class A* 19,008
7,730 IMAX Corp.* 127,081
12,427 John Wiley & Sons, Inc., Class A 452,964
2,785 Liberty Latin America Ltd., Class
A (Puerto Rico)* 25,260
35,142 Liberty Latin America Ltd., Class
C (Puerto Rico)* 318,738
14,207 Lions Gate Entertainment Corp.,
Class B* 109,678
26,369 Loop Media, Inc.* 5,245
4,170 Madison Square Garden
Entertainment Corp.* 148,202
14,688 Magnite, Inc.* 181,250
12,355 Marcus Corp. (The) 131,581
19,295 Playstudios, Inc.* 43,800
11,948 Scholastic Corp. 433,473
7,384 Shutterstock, Inc. 300,012
3,955 Sphere Entertainment Co.* 144,357
10,282 Spok Holdings, Inc. 156,389
25,618 Stagwell, Inc.* 177,533
39,070 TEGNA, Inc. 582,534
8,030 Telephone and Data Systems,
Inc. 159,717
11,699 Thryv Holdings, Inc.* 246,498
82,631 TrueCar, Inc.* 243,761
21,058 Yelp, Inc.* 778,514
6,215 Ziff Davis, Inc.* 358,046
9,115,891
Consumer Discretionary – 11.4%
19,282 1-800-Flowers.com, Inc., Class
A* 186,650
18,536 Aaron's Co., Inc. (The) 157,185
12,883 Abercrombie & Fitch Co., Class
A* 2,227,084
12,570 Academy Sports & Outdoors,
Inc. 725,163
9,691 Acushnet Holdings Corp. 638,637
13,049 Adient PLC* 368,504
11,716 Adtalem Global Education, Inc.* 754,393
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
34,500 American Axle & Manufacturing
Holdings, Inc.* $ 263,580
31,469 American Eagle Outfitters, Inc. 691,374
4,363 Asbury Automotive Group, Inc.* 1,025,610
9,244 Beazer Homes USA, Inc.* 265,488
7,534 Beyond, Inc.* 113,989
4,236 BJ's Restaurants, Inc.* 148,429
13,976 Bloomin' Brands, Inc. 304,677
4,664 Boot Barn Holdings, Inc.* 554,690
7,048 Brinker International, Inc.* 497,800
9,912 Buckle, Inc. (The) 382,008
6,379 Build-A-Bear Workshop, Inc. 172,680
15,130 Caleres, Inc. 524,708
5,236 Camping World Holdings, Inc.,
Class A 105,244
20,654 CarParts.com, Inc.* 24,372
5,641 Carriage Services, Inc. 151,686
6,212 Carvana Co.* 621,076
1,430 Cavco Industries, Inc.* 510,796
4,009 Century Communities, Inc. 338,400
5,061 Cheesecake Factory, Inc. (The) 194,747
25,242 Chegg, Inc.* 96,677
4,413 Chuy's Holdings, Inc.* 117,871
6,753 Cooper-Standard Holdings, Inc.* 89,140
19,180 Coursera, Inc.* 145,768
1,743 Cracker Barrel Old Country
Store, Inc.
(a)
85,024
20,367 Dana, Inc. 286,360
5,181 Dave & Buster's Entertainment,
Inc.* 264,697
16,467 Denny’s Corp.* 120,209
11,561 Designer Brands, Inc., Class A 116,188
27,351 Destination XL Group, Inc.* 97,096
1,941 Dillard's, Inc., Class A 868,306
5,617 Dorman Products, Inc.* 516,595
3,092 Dream Finders Homes, Inc.,
Class A* 87,844
2,551 Duolingo, Inc.* 488,261
11,382 El Pollo Loco Holdings, Inc.* 121,560
18,973 Ethan Allen Interiors, Inc. 552,304
17,664 Everi Holdings, Inc.* 127,711
48,158 Figs, Inc., Class A* 255,237
5,451 Foot Locker, Inc. 151,156
15,598 Fossil Group, Inc.* 18,718
6,512 Fox Factory Holding Corp.* 303,589
21,857 Frontdoor, Inc.* 773,082
9,121 Genesco, Inc.* 259,948
4,663 Gentherm, Inc.* 251,522
12,483 G-III Apparel Group Ltd.* 375,239
4,936 Golden Entertainment, Inc. 149,413
44,324 Goodyear Tire & Rubber Co.
(The)* 545,628
10,574 GoPro, Inc., Class A* 16,072
812 Graham Holdings Co., Class B 610,973
6,759 Green Brick Partners, Inc.* 369,041
3,661 Group 1 Automotive, Inc. 1,138,498
8,539 Guess?, Inc. 198,703
18,158 Hanesbrands, Inc.* 92,969
13,716 Haverty Furniture Cos., Inc. 389,672
3,238 Helen of Troy Ltd.* 346,077

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
6,057 Hibbett, Inc. $ 524,415
10,556 Hilton Grand Vacations, Inc.* 436,279
2,106 Hovnanian Enterprises, Inc.,
Class A* 302,801
19,605 Inspired Entertainment, Inc.* 178,602
4,230 Installed Building Products, Inc. 896,083
15,459 International Game Technology
PLC 305,161
2,205 Jack in the Box, Inc. 122,069
6,575 JAKKS Pacific, Inc.* 122,098
3,725 Johnson Outdoors, Inc., Class A 135,553
10,806 KB Home 762,904
10,485 Kontoor Brands, Inc. 768,970
9,462 Krispy Kreme, Inc. 98,973
22,983 Laureate Education, Inc. 359,914
14,947 La-Z-Boy, Inc. 560,811
6,810 LCI Industries 748,283
16,901 Leslie's, Inc.* 96,674
1,395 LGI Homes, Inc.* 133,920
7,110 Life Time Group Holdings, Inc.* 119,306
11,911 Light & Wonder, Inc.* 1,137,262
21,572 Lincoln Educational Services
Corp.* 252,824
12,344 Lovesac Co. (The)* 346,990
6,320 M/I Homes, Inc.* 789,494
5,357 Malibu Boats, Inc., Class A* 206,030
5,277 MarineMax, Inc.* 150,289
14,376 MasterCraft Boat Holdings, Inc.* 303,334
6,052 Meritage Homes Corp. 1,067,270
13,345 Modine Manufacturing Co.* 1,346,777
3,738 Monarch Casino & Resort, Inc. 250,334
3,901 Monro, Inc. 92,259
8,806 Movado Group, Inc. 233,359
2,121 Nathan's Famous, Inc. 150,358
9,492 National Vision Holdings, Inc.* 143,234
34,303 Nerdy, Inc.* 58,658
9,273 ODP Corp. (The)* 363,131
11,493 OneSpaWorld Holdings Ltd.
(Bahamas)* 178,716
6,402 Oxford Industries, Inc. 708,637
7,685 Papa John's International, Inc. 357,045
6,532 Patrick Industries, Inc. 748,567
60,547 Perdoceo Education Corp. 1,362,307
16,436 PlayAGS, Inc.* 189,836
22,280 Potbelly Corp.* 199,406
3,226 RCI Hospitality Holdings, Inc. 144,331
8,047 Red Rock Resorts, Inc., Class A 412,409
7,998 Revolve Group, Inc.* 152,602
49,389 Rush Street Interactive, Inc.* 442,032
48,184 Sabre Corp.* 150,816
24,164 Sally Beauty Holdings, Inc.* 294,317
2,408 Shake Shack, Inc., Class A* 228,495
14,287 Shoe Carnival, Inc. 539,334
8,710 Signet Jewelers Ltd. 953,658
4,796 Six Flags Entertainment Corp.* 122,058
7,504 Skyline Champion Corp.* 522,353
8,977 Sleep Number Corp.* 135,732
18,629 Smith & Wesson Brands, Inc. 312,408
4,878 Sonic Automotive, Inc., Class A 276,436
23,740 Sonos, Inc.* 375,092
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
11,880 Standard Motor Products, Inc. $ 364,835
17,238 Steven Madden Ltd. 766,229
61,700 Stitch Fix, Inc., Class A* 152,399
14,747 Stoneridge, Inc.* 234,035
4,061 Strategic Education, Inc. 460,599
18,601 Stride, Inc.* 1,277,145
6,210 Sturm Ruger & Co., Inc. 275,972
8,701 Sweetgreen, Inc., Class A* 267,556
28,475 Target Hospitality Corp.* 323,476
19,276 Taylor Morrison Home Corp.* 1,114,731
7,703 Topgolf Callaway Brands Corp.* 120,552
22,493 Tri Pointe Homes, Inc.* 871,154
22,637 Udemy, Inc.* 200,111
5,455 United Parks & Resorts, Inc.* 285,242
21,283 Upbound Group, Inc. 698,508
9,097 Urban Outfitters, Inc.* 379,436
21,523 Vera Bradley, Inc.* 175,628
13,294 Vista Outdoor, Inc.* 463,695
2,781 Visteon Corp.* 309,720
8,145 Warby Parker, Inc., Class A* 144,248
1,608 Winmark Corp. 572,287
9,655 Winnebago Industries, Inc. 599,093
13,306 Wolverine World Wide, Inc. 181,228
6,736 Worthington Enterprises, Inc. 384,154
41,135 WW International, Inc.* 68,284
11,181 XPEL, Inc.* 424,878
11,524 Zumiez, Inc.* 216,421
56,078,740
Consumer Staples – 3.9%
6,426 Andersons, Inc. (The) 336,337
15,209 B&G Foods, Inc. 145,094
30,737 Beauty Health Co. (The)*
(a)
67,929
18,385 BellRing Brands, Inc.* 1,069,455
12,736 Cal-Maine Foods, Inc. 785,429
5,206 Central Garden & Pet Co.* 226,200
11,885 Central Garden & Pet Co., Class
A* 443,905
3,824 Chefs' Warehouse, Inc. (The)* 150,742
1,728 Coca-Cola Consolidated, Inc. 1,695,237
8,490 Dole PLC 105,021
11,323 Edgewell Personal Care Co. 436,841
6,691 elf Beauty, Inc.* 1,250,615
10,454 Energizer Holdings, Inc. 299,194
12,276 Fresh Del Monte Produce, Inc. 286,767
24,578 Hain Celestial Group, Inc. (The)* 188,267
20,777 Herbalife Ltd.* 214,003
7,822 Ingles Markets, Inc., Class A 572,101
3,845 Inter Parfums, Inc. 460,554
2,640 J & J Snack Foods Corp. 429,554
4,442 John B. Sanfilippo & Son, Inc. 447,887
3,443 Lancaster Colony Corp. 638,677
5,728 Medifast, Inc. 147,439
1,359 MGP Ingredients, Inc. 105,486
11,565 National Beverage Corp.* 534,303
14,217 Nu Skin Enterprises, Inc., Class
A 189,797
2,427 PriceSmart, Inc. 204,232
35,614 Primo Water Corp. 803,452
11,449 Simply Good Foods Co. (The)* 440,672

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
17,713 SpartanNash Co. $ 348,060
23,778 Sprouts Farmers Market, Inc.* 1,877,986
10,673 TreeHouse Foods, Inc.* 387,537
7,134 Turning Point Brands, Inc. 234,067
16,402 United Natural Foods, Inc.* 196,988
6,589 Universal Corp. 316,008
5,403 USANA Health Sciences, Inc.* 257,183
7,240 Utz Brands, Inc. 134,230
38,900 Vector Group Ltd. 426,733
7,585 Village Super Market, Inc.,
Class A 230,584
4,746 Vita Coco Co., Inc. (The)* 138,156
17,487 Vital Farms, Inc.* 723,612
2,959 WD-40 Co. 664,858
5,710 Weis Markets, Inc. 374,291
18,985,483
Energy – 7.2%
31,945 Amplify Energy Corp.* 201,253
27,021 Archrock, Inc. 546,905
24,721 Ardmore Shipping Corp.
(Ireland) 553,998
20,341 Berry Corp. 141,777
20,226 Borr Drilling Ltd. (Mexico)* 139,357
6,610 Bristow Group, Inc.* 237,365
8,735 Cactus, Inc., Class A 448,542
18,048 California Resources Corp. 854,573
3,023 Centrus Energy Corp., Class A* 150,031
24,812 ChampionX Corp. 809,367
6,833 Chord Energy Corp. 1,266,907
9,005 Civitas Resources, Inc. 662,408
24,381 CNX Resources Corp.* 641,220
12,460 CONSOL Energy, Inc.* 1,291,728
13,085 CVR Energy, Inc. 364,548
9,361 Delek US Holdings, Inc. 238,331
33,010 DHT Holdings, Inc. 399,421
17,056 Diamond Offshore Drilling, Inc.* 258,910
10,325 Dorian LPG Ltd. 522,548
5,133 Dril-Quip, Inc.* 99,272
3,880 Empire Petroleum Corp.*
(a)
28,091
18,804 Energy Fuels, Inc.*
(a)
131,628
41,927 Equitrans Midstream Corp. 598,718
28,725 Evolution Petroleum Corp. 165,169
7,664 Expro Group Holdings NV* 168,225
6,461 Golar LNG Ltd. (Cameroon) 169,860
5,655 Gulfport Energy Corp.* 915,036
42,762 Helix Energy Solutions Group,
Inc.* 492,191
11,273 Helmerich & Payne, Inc. 429,050
11,229 International Seaways, Inc. 723,372
9,699 KLX Energy Services Holdings,
Inc.*
(a)
49,562
48,167 Kosmos Energy Ltd. (Ghana)* 293,819
52,815 Liberty Energy, Inc. 1,304,002
55,984 Magnolia Oil & Gas Corp.,
Class A 1,452,785
22,453 Matador Resources Co. 1,424,643
22,121 Murphy Oil Corp. 946,558
2,053 Nabors Industries Ltd.* 153,482
3,631 NACCO Industries, Inc., Class A 120,840
Shares Description Value
aa
Common Stocks – (continued)
Energy – (continued)
11,556 Noble Corp. PLC $ 536,892
35,883 Nordic American Tankers Ltd. 148,556
17,893 Northern Oil & Gas, Inc. 732,360
19,602 Oceaneering International, Inc.* 464,175
24,967 Oil States International, Inc.* 111,602
22,585 Overseas Shipholding Group,
Inc., Class A 190,843
10,395 Par Pacific Holdings, Inc.* 282,120
50,435 Patterson-UTI Energy, Inc. 555,794
22,679 PBF Energy, Inc., Class A 1,050,718
21,100 Peabody Energy Corp. 522,858
60,972 Permian Resources Corp. 999,331
21,858 ProFrac Holding Corp., Class A* 210,274
46,643 ProPetro Holding Corp.* 446,840
6,824 REX American Resources Corp.* 341,132
76,499 RPC, Inc. 522,488
12,229 SandRidge Energy, Inc. 170,717
9,529 Scorpio Tankers, Inc. (Monaco) 782,045
4,673 Seadrill Ltd. (Norway)* 242,388
20,934 SFL Corp. Ltd. (Norway) 299,566
7,703 SilverBow Resources, Inc.* 301,958
10,283 Sitio Royalties Corp., Class A 240,931
27,017 SM Energy Co. 1,362,467
22,804 Talos Energy, Inc.* 273,876
49,747 Teekay Corp. (Bermuda)* 487,023
11,403 Teekay Tankers Ltd., Class A
(Canada) 830,480
95,909 TETRA Technologies, Inc.* 355,822
3,925 Tidewater, Inc.* 405,570
25,054 Uranium Energy Corp.* 178,886
19,310 US Silica Holdings, Inc.* 299,112
47,278 VAALCO Energy, Inc. 301,634
6,728 Valaris Ltd.* 520,747
5,123 Vital Energy, Inc.* 250,259
83,200 W&T Offshore, Inc. 185,536
9,762 Weatherford International PLC* 1,174,759
14,123 World Kinect Corp. 372,000
35,547,251
Financials – 16.7%
3,543 1st Source Corp. 182,181
835 ACNB Corp. 26,361
7,556 Amalgamated Financial Corp. 191,016
12,457 A-Mark Precious Metals, Inc. 472,619
20,457 Ambac Financial Group, Inc.* 362,498
4,662 Amerant Bancorp, Inc. 102,750
13,615 Ameris Bancorp 680,069
6,509 AMERISAFE, Inc. 285,289
4,350 Ames National Corp. 89,175
28,105 Apollo Commercial Real Estate
Finance, Inc. REIT 283,860
36,541 Arbor Realty Trust, Inc. REIT 499,881
8,295 Arrow Financial Corp. 208,287
17,733 Artisan Partners Asset
Management, Inc., Class A 780,784
4,567 AssetMark Financial Holdings,
Inc.* 157,059
22,639 Associated Banc-Corp. 484,927
17,464 Atlantic Union Bankshares Corp. 569,850
1,771 Atlanticus Holdings Corp.* 45,515

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
12,531 AvidXchange Holdings, Inc.* $ 132,703
15,801 Axos Financial, Inc.* 851,200
7,971 Banc of California, Inc. 110,478
6,430 BancFirst Corp. 553,944
10,843 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 325,398
14,223 Bancorp, Inc. (The)* 477,751
2,329 Bank First Corp. 190,140
6,586 Bank of Hawaii Corp. 380,276
20,036 Bank of NT Butterfield & Son
Ltd. (The) (Bermuda) 682,626
15,098 BankUnited, Inc. 433,162
5,047 Bankwell Financial Group, Inc. 124,863
5,618 Banner Corp. 263,091
90 BayCom Corp. 1,816
11,457 BCB Bancorp, Inc. 114,570
6,079 Berkshire Hills Bancorp, Inc. 135,136
29,472 BGC Group, Inc., Class A 255,522
22,552 Blackstone Mortgage Trust, Inc.,
Class A REIT 393,307
2,419 Blue Ridge Bankshares, Inc.* 7,015
9,230 Bread Financial Holdings, Inc. 385,445
17,537 Brightsphere Investment Group,
Inc. 388,795
22,151 Brookline Bancorp, Inc. 191,606
5,236 Byline Bancorp, Inc. 120,952
22,907 Cadence Bank 653,995
99 Cambridge Bancorp 6,627
8,418 Camden National Corp. 272,912
5,684 Cannae Holdings, Inc.* 103,335
8,350 Capital City Bank Group, Inc. 226,786
4,640 Cass Information Systems, Inc. 196,458
16,423 Cathay General Bancorp 605,023
10,885 Central Pacific Financial Corp. 220,748
3,192 Chemung Financial Corp. 138,533
10,899 Chimera Investment Corp. REIT 129,698
3,577 ChoiceOne Financial Services,
Inc.
(a)
88,280
6,121 City Holding Co. 625,689
10,036 Civista Bancshares, Inc. 143,816
15,319 Claros Mortgage Trust, Inc. 120,867
6,842 CNB Financial Corp. 132,735
32,746 CNO Financial Group, Inc. 939,483
4,130 Codorus Valley Bancorp, Inc.
(a)
90,860
8,664 Cohen & Steers, Inc. 608,993
45 Colony Bankcorp, Inc. 544
6,418 Columbia Financial, Inc.* 93,061
5,536 Community Financial System,
Inc. 251,667
4,953 Community Trust Bancorp, Inc. 208,571
5,270 Community West Bancshares 91,540
6,517 ConnectOne Bancorp, Inc. 121,477
8,156 Consumer Portfolio Services,
Inc.* 67,532
15,651 Customers Bancorp, Inc.* 708,990
17,743 CVB Financial Corp. 293,469
1,757 Diamond Hill Investment Group,
Inc. 263,620
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
10,544 Dime Community Bancshares,
Inc. $ 194,748
11,554 Donnelley Financial Solutions,
Inc.* 704,332
8,327 Dynex Capital, Inc. REIT 102,006
8,718 Eagle Bancorp, Inc. 157,186
8,638 Eastern Bankshares, Inc. 118,341
15,539 Ellington Financial, Inc. REIT 188,333
8,155 Employers Holdings, Inc. 343,978
11,421 Enact Holdings, Inc. 350,739
3,232 Encore Capital Group, Inc.* 142,984
15,930 Enova International, Inc.* 982,084
2,404 Enstar Group Ltd.* 752,789
6,840 Enterprise Financial Services
Corp. 264,640
3,574 Esquire Financial Holdings, Inc. 163,582
23,291 Essent Group Ltd. 1,320,600
3,443 Evans Bancorp, Inc. 91,102
15,329 EVERTEC, Inc. (Puerto Rico) 536,055
1,764 Farmers & Merchants Bancorp,
Inc. 38,914
11,326 Farmers National Banc Corp. 138,404
8,810 FB Financial Corp. 325,970
5,835 Federal Agricultural Mortgage
Corp., Class C 1,019,199
2,097 Fidelity D&D Bancorp, Inc. 96,944
9,730 Financial Institutions, Inc. 171,345
7,931 First Bancorp 250,223
5,723 First Bancorp, Inc. (The) 138,268
46,122 First BanCorp. (Puerto Rico) 817,743
4,026 First Bancshares, Inc. (The) 102,059
9,577 First Busey Corp. 216,536
7,362 First Business Financial Services,
Inc. 250,382
21,562 First Commonwealth Financial
Corp. 291,303
4,661 First Community Corp/SC
(a)
78,025
19,171 First Financial Bancorp 427,513
23,097 First Financial Bankshares, Inc. 692,448
3,940 First Financial Corp. 145,938
10,301 First Interstate BancSystem, Inc.,
Class A 273,389
13,247 First Merchants Corp. 437,813
4,445 First Mid Bancshares, Inc. 141,084
8,657 First of Long Island Corp. (The) 86,570
1,173 First Western Financial, Inc.* 19,800
5,364 FirstCash Holdings, Inc. 632,523
12,294 Flushing Financial Corp. 156,380
5,301 Flywire Corp.* 90,912
12,255 Franklin BSP Realty Trust, Inc.
REIT 156,129
2,964 FS Bancorp, Inc. 97,190
30,754 Fulton Financial Corp. 517,897
2,226 FVCBankcorp, Inc.* 24,486
107,382 Genworth Financial, Inc., Class
A* 675,433
9,926 German American Bancorp, Inc. 314,158
12,147 Glacier Bancorp, Inc. 454,055
5,544 Goosehead Insurance, Inc., Class
A* 357,588

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
6,292 Great Southern Bancorp, Inc. $ 330,267
6,069 Greene County Bancorp, Inc. 190,749
8,182 Hamilton Lane, Inc., Class A 1,026,759
13,818 Hancock Whitney Corp. 645,715
11,220 Hanmi Financial Corp. 176,827
14,235 HarborOne Bancorp, Inc. 148,186
1,070 HCI Group, Inc. 102,592
8,096 Heartland Financial USA, Inc. 355,900
17,374 Heritage Commerce Corp. 141,598
5,996 Heritage Financial Corp. 108,707
13,138 Hilltop Holdings, Inc. 401,891
607 Hingham Institution For Savings
(The)
(a)
103,736
3,596 Home Bancorp, Inc. 130,067
28,353 Home BancShares, Inc. 666,863
5,667 HomeTrust Bancshares, Inc.
(a)
156,466
26,469 Hope Bancorp, Inc. 278,719
8,255 Horace Mann Educators Corp. 282,073
12,356 Horizon Bancorp, Inc. 150,990
13,069 Independent Bank Corp. 327,509
7,056 Independent Bank Corp. 358,374
5,194 Independent Bank Group, Inc. 239,132
12,346 International Bancshares Corp. 701,623
16,420 International Money Express,
Inc.* 342,521
1,115 Investors Title Co. 205,271
19,049 Jackson Financial, Inc., Class A 1,447,914
18,815 James River Group Holdings Ltd. 146,945
18,383 Ladder Capital Corp. REIT 205,522
8,780 Lakeland Financial Corp. 544,623
30,006 LendingClub Corp.* 267,653
9,349 Live Oak Bancshares, Inc. 322,353
19,390 Macatawa Bank Corp. 272,623
5,614 MainStreet Bancshares, Inc. 94,877
33,734 Marqeta, Inc., Class A* 179,465
32,225 MBIA, Inc.* 182,071
7,019 Mercantile Bank Corp. 268,898
3,431 Metropolitan Bank Holding
Corp.* 144,274
14,540 MFA Financial, Inc. REIT 155,578
2,920 Middlefield Banc Corp. 61,612
5,321 Midland States Bancorp, Inc. 120,893
4,383 MidWestOne Financial Group,
Inc. 93,840
8,435 Moelis & Co., Class A 477,505
14,672 Mr Cooper Group, Inc.* 1,223,645
5,303 National Bank Holdings Corp.,
Class A 193,400
5,218 National Bankshares, Inc.
(a)
160,506
798 National Western Life Group,
Inc., Class A 391,419
36,293 Navient Corp. 546,935
8,558 NBT Bancorp, Inc. 318,186
3,859 Nelnet, Inc., Class A 400,024
1,478 NewtekOne, Inc. 20,322
7,017 Nexpoint Real Estate Finance,
Inc. REIT 99,782
2,835 Nicolet Bankshares, Inc. 228,303
21,153 NMI Holdings, Inc., Class A* 701,857
6,193 Northeast Bank 344,269
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
5,230 Northeast Community Bancorp,
Inc. $ 89,224
16,105 Northwest Bancshares, Inc. 176,350
4,121 Norwood Financial Corp. 104,302
6,128 Oak Valley Bancorp 145,969
8,072 OceanFirst Financial Corp. 121,484
16,498 OFG Bancorp (Puerto Rico) 613,066
45,071 Old National Bancorp 770,263
15,295 Old Second Bancorp, Inc. 221,166
17,838 Open Lending Corp.* 115,412
3,087 Origin Bancorp, Inc. 96,530
11,639 Oscar Health, Inc., Class A* 232,314
12,171 Pacific Premier Bancorp, Inc. 270,683
24,905 Pagseguro Digital Ltd., Class A
(Brazil)* 305,086
4,137 Palomar Holdings, Inc.* 350,983
3,642 Park National Corp. 500,629
9,055 Parke Bancorp, Inc. 146,963
11,196 Pathward Financial, Inc. 596,859
8,970 Patria Investments Ltd., Class A
(Cayman Islands) 116,610
9,933 PCB Bancorp 151,180
7,166 Peapack-Gladstone Financial
Corp. 155,502
6,197 PennyMac Financial Services,
Inc. 561,758
17,941 PennyMac Mortgage Investment
Trust REIT 245,433
13,660 Peoples Bancorp, Inc. 398,189
3,748 Peoples Financial Services Corp. 146,134
2,440 Piper Sandler Cos. 516,743
6,572 PJT Partners, Inc., Class A 701,035
2,669 Plumas Bancorp 93,201
1,432 PRA Group, Inc.* 30,903
7,835 Preferred Bank 585,431
7,270 Premier Financial Corp. 143,292
4,195 Primis Financial Corp. 44,006
9,088 ProAssurance Corp.* 130,595
14,838 PROG Holdings, Inc. 560,728
24,717 Provident Financial Services, Inc. 355,925
6,280 QCR Holdings, Inc. 355,888
45,078 Radian Group, Inc. 1,408,237
47,025 Ready Capital Corp. REIT 390,307
6,222 Regional Management Corp. 171,105
10,686 Remitly Global, Inc.* 138,865
9,824 Renasant Corp. 295,899
5,793 Republic Bancorp, Inc., Class A 300,019
8,004 S&T Bancorp, Inc. 255,408
3,660 Safety Insurance Group, Inc. 283,101
10,902 Sandy Spring Bancorp, Inc. 255,543
8,078 Seacoast Banking Corp. of
Florida 191,206
11,959 Selective Insurance Group, Inc. 1,167,318
11,880 ServisFirst Bancshares, Inc. 734,184
6,668 Sierra Bancorp 140,161
15,895 Simmons First National Corp.,
Class A 276,255
28,106 SiriusPoint Ltd. (Bermuda)* 369,594
4,101 Skyward Specialty Insurance
Group, Inc.* 153,049

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
5,715 Southern First Bancshares, Inc.* $ 156,991
6,314 Southern Missouri Bancorp, Inc. 265,883
6,142 Southside Bancshares, Inc. 164,667
10,247 SouthState Corp. 792,196
7,752 Stellar Bancorp, Inc. 175,118
3,769 StepStone Group, Inc., Class A 161,841
8,856 Stewart Information Services
Corp. 560,673
6,856 Stock Yards Bancorp, Inc. 321,204
35,076 StoneCo Ltd., Class A (Brazil)* 485,452
9,095 StoneX Group, Inc.* 682,762
7,984 Texas Capital Bancshares, Inc.* 481,275
3,415 Timberland Bancorp, Inc. 84,521
2,562 Tompkins Financial Corp. 120,183
13,226 Towne Bank 359,615
8,665 TriCo Bancshares 329,963
3,789 Triumph Financial, Inc.* 281,523
5,362 TrustCo Bank Corp. 149,064
12,227 Trustmark Corp. 356,417
8,323 UMB Financial Corp. 686,148
17,032 United Bankshares, Inc. 552,518
14,825 United Community Banks, Inc. 380,409
6,304 Unity Bancorp, Inc. 176,386
7,855 Universal Insurance Holdings,
Inc. 154,822
6,378 Univest Financial Corp. 139,040
4,211 Upstart Holdings, Inc.*
(a)
104,096
66,742 Valley National Bancorp 475,870
9,394 Veritex Holdings, Inc. 191,638
4,121 Victory Capital Holdings, Inc.,
Class A 214,416
4,298 Virginia National Bankshares
Corp. 125,759
2,357 Virtus Investment Partners, Inc. 538,787
14,160 WaFd, Inc. 396,622
4,577 Walker & Dunlop, Inc. 439,346
6,305 Washington Trust Bancorp, Inc. 165,506
15,536 Waterstone Financial, Inc. 187,986
11,102 WesBanco, Inc. 306,415
12,040 West BanCorp, Inc. 208,533
8,781 Westamerica BanCorp 428,688
48,348 WisdomTree, Inc. 482,030
1,185 World Acceptance Corp.* 152,261
11,975 WSFS Financial Corp. 527,618
82,229,504
Health Care – 10.8%
38,010 ACADIA Pharmaceuticals, Inc.* 573,951
23,636 AdaptHealth Corp.* 224,069
3,465 Addus HomeCare Corp.* 397,817
33,707 ADMA Biologics, Inc.* 321,902
4,045 Alignment Healthcare, Inc.* 31,875
49,577 Alkermes PLC* 1,160,102
17,754 Alphatec Holdings, Inc.* 172,391
34,235 Amicus Therapeutics, Inc.* 335,503
12,736 AMN Healthcare Services, Inc.* 712,452
113,375 Amneal Pharmaceuticals, Inc.* 757,345
10,937 Amphastar Pharmaceuticals,
Inc.* 462,963
47,906 Amylyx Pharmaceuticals, Inc.* 82,398
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
7,246 AngioDynamics, Inc.* $ 45,722
5,337 ANI Pharmaceuticals, Inc.* 346,371
11,957 Anika Therapeutics, Inc.* 306,697
4,832 Arcellx, Inc.* 251,264
12,775 Arcturus Therapeutics Holdings,
Inc.* 495,798
23,315 Ardelyx, Inc.* 159,941
5,685 Arrowhead Pharmaceuticals,
Inc.* 130,471
70,165 Assertio Holdings, Inc.* 69,800
4,243 Astrana Health, Inc.* 175,787
8,264 AtriCure, Inc.* 186,271
33 Atrion Corp. 15,188
12,139 Avanos Medical, Inc.* 241,687
13,100 Avita Medical, Inc.*
(a)
125,891
4,598 Axonics, Inc.* 308,480
6,047 Axsome Therapeutics, Inc.*
(a)
444,031
71,608 BioCryst Pharmaceuticals, Inc.* 462,588
4,017 Biohaven Ltd.* 140,997
3,398 Blueprint Medicines Corp.* 358,693
5,794 Bridgebio Pharma, Inc.* 162,290
6,628 Cabaletta Bio, Inc.* 67,539
40,491 CareDx, Inc.* 526,788
71,156 Catalyst Pharmaceuticals, Inc.* 1,150,592
3,959 Cerevel Therapeutics Holdings,
Inc.* 161,290
62,016 Cerus Corp.* 111,009
1,222 Codexis, Inc.* 4,130
31,569 Collegium Pharmaceutical, Inc.* 1,046,197
2,374 CONMED Corp. 181,469
47,548 Corcept Therapeutics, Inc.* 1,434,523
3,063 CorVel Corp.* 734,660
2,731 Crinetics Pharmaceuticals, Inc.* 121,284
29,821 Cross Country Healthcare, Inc.* 450,893
8,597 CryoPort, Inc.* 88,377
5,815 CVRx, Inc.* 40,414
3,577 Cytokinetics, Inc.* 173,520
1,561 Disc Medicine, Inc.* 52,996
53,110 Dynavax Technologies Corp.* 636,789
2,936 Eagle Pharmaceuticals, Inc.* 10,188
20,213 Embecta Corp. 250,035
226 Enliven Therapeutics, Inc.* 5,101
9,021 Ensign Group, Inc. (The) 1,093,706
17,976 Entrada Therapeutics, Inc.* 278,089
8,668 Evolent Health, Inc., Class A* 183,675
30,766 Evolus, Inc.* 397,804
9,922 Fulgent Genetics, Inc.* 204,889
3,485 Glaukos Corp.* 392,829
5,510 Haemonetics Corp.* 463,281
17,444 Halozyme Therapeutics, Inc.* 772,595
18,479 Harmony Biosciences Holdings,
Inc.* 543,283
35,627 Harvard Bioscience, Inc.* 112,938
8,523 HealthEquity, Inc.* 696,159
9,153 HealthStream, Inc. 249,785
10,236 Hims & Hers Health, Inc.* 198,783
3,613 Ideaya Biosciences, Inc.* 132,055
4,327 Immunovant, Inc.* 109,862
9,119 Inari Medical, Inc.* 455,950
16,358 InfuSystem Holdings, Inc.* 116,796

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
16,170 Inmode Ltd.* $ 309,332
44,972 Innoviva, Inc.* 710,108
8,472 Insmed, Inc.* 466,384
6,509 Integer Holdings Corp.* 789,151
3,698 Intellia Therapeutics, Inc.* 79,063
18,495 Intra-Cellular Therapies, Inc.* 1,243,604
7,950 Iovance Biotherapeutics, Inc.* 70,596
2,519 iRadimed Corp. 106,982
6,251 iRhythm Technologies, Inc.* 551,401
71,003 Ironwood Pharmaceuticals, Inc.* 447,319
3,487 iTeos Therapeutics, Inc.* 58,372
10,062 Joint Corp. (The)* 151,031
88,095 Karyopharm Therapeutics, Inc.* 85,373
18,775 Kiniksa Pharmaceuticals Ltd.,
Class A* 356,913
1,260 Krystal Biotech, Inc.* 201,663
11,311 Lantheus Holdings, Inc.* 925,579
7,219 LeMaitre Vascular, Inc. 569,435
5,625 Ligand Pharmaceuticals, Inc.* 478,406
6,659 LivaNova PLC* 406,665
553 Madrigal Pharmaceuticals, Inc.* 130,596
7,610 Merit Medical Systems, Inc.* 617,551
2,761 Mesa Laboratories, Inc. 264,228
86,610 MiMedx Group, Inc.* 619,261
4,057 Morphic Holding, Inc.* 123,211
126,802 Multiplan Corp.* 68,080
35,996 Myriad Genetics, Inc.* 819,269
5,085 National HealthCare Corp. 537,739
8,045 National Research Corp. 225,904
16,878 Neogen Corp.* 221,946
9,312 Nevro Corp.* 87,067
2,013 Nuvalent, Inc., Class A* 132,093
47,741 Ocular Therapeutix, Inc.* 272,124
7,878 Olema Pharmaceuticals, Inc.* 76,259
23,343 Omeros Corp.*
(a)
78,432
1,368 OmniAb, Inc. 12.5 Earnout*
(b)
—
1,368 OmniAb, Inc. 15.00 Earnout*
(b)
—
9,250 Omnicell, Inc.* 301,457
139,156 OPKO Health, Inc.*
(a)
190,644
22,046 Option Care Health, Inc.* 657,412
46,419 OraSure Technologies, Inc.* 219,562
62,675 Organogenesis Holdings, Inc.* 172,356
16,422 Orthofix Medical, Inc.* 225,474
18,585 Ovid therapeutics, Inc.* 56,870
21,455 Owens & Minor, Inc.* 373,961
17,053 Pacira BioSciences, Inc.* 517,217
20,420 Patterson Cos., Inc. 502,128
30,865 Pediatrix Medical Group, Inc.* 225,623
15,150 PetIQ, Inc.* 314,514
18,954 Phibro Animal Health Corp.,
Class A 334,159
9,656 Phreesia, Inc.* 182,691
14,829 Poseida Therapeutics, Inc.* 44,339
13,994 Prestige Consumer Healthcare,
Inc.* 899,954
5,498 Progyny, Inc.* 148,171
5,477 Protagonist Therapeutics, Inc.* 154,178
43,695 Protalix BioTherapeutics, Inc.* 49,375
16,202 PTC Therapeutics, Inc.* 589,105
3,847 Quanterix Corp.* 61,437
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
9,224 RadNet, Inc.* $ 540,895
6,938 REVOLUTION Medicines, Inc.* 265,933
4,725 Rhythm Pharmaceuticals, Inc.* 168,588
3,393 RxSight, Inc.* 198,389
3,458 Sanara Medtech, Inc.* 102,703
6,979 Sangamo Therapeutics, Inc.* 3,939
28,319 Savara, Inc.* 115,825
14,661 Select Medical Holdings Corp. 506,537
4,557 Semler Scientific, Inc.* 133,657
10,094 SI-BONE, Inc.* 141,821
43,461 SIGA Technologies, Inc. 325,088
11,226 Silk Road Medical, Inc.* 244,053
4,790 SpringWorks Therapeutics, Inc.* 198,593
9,179 STAAR Surgical Co.* 381,204
32,824 Supernus Pharmaceuticals, Inc.* 890,187
8,001 Surgery Partners, Inc.* 220,828
6,247 Surmodics, Inc.* 262,749
21,298 Tactile Systems Technology,
Inc.* 271,123
6,691 Taro Pharmaceutical Industries
Ltd.* 286,509
5,059 Tarsus Pharmaceuticals, Inc.* 166,745
8,655 Tela Bio, Inc.* 47,862
30,427 TG Therapeutics, Inc.* 495,960
12,340 Theravance Biopharma, Inc.* 106,371
1,459 TransMedics Group, Inc.* 199,008
12,771 TruBridge, Inc.* 120,175
1,575 UFP Technologies, Inc.* 410,067
18,332 UroGen Pharma Ltd.* 243,816
2,582 US Physical Therapy, Inc. 264,836
49,717 Vanda Pharmaceuticals, Inc.* 254,054
16,819 Varex Imaging Corp.* 259,853
8,404 Vaxcyte, Inc.* 590,549
4,912 Vera Therapeutics, Inc.* 186,607
7,667 Veracyte, Inc.* 159,090
21,815 Vericel Corp.* 1,040,575
5,392 Verrica Pharmaceuticals, Inc.*
(a)
45,886
32,198 Viemed Healthcare, Inc.* 238,587
7,616 Vigil Neuroscience, Inc.* 24,219
6,823 Viking Therapeutics, Inc.* 424,800
26,412 Voyager Therapeutics, Inc.* 221,861
6,483 Xencor, Inc.* 154,036
12,137 Y-mAbs Therapeutics, Inc.* 146,858
10,767 Zimvie, Inc.* 179,271
17,191 Zynex, Inc.*
(a)
174,489
53,226,968
Industrials – 19.4%
11,525 AAON, Inc. 864,951
6,978 AAR Corp.* 495,368
11,995 ABM Industries, Inc. 567,004
36,119 ACCO Brands Corp. 183,846
14,609 ACV Auctions, Inc., Class A* 260,771
3,021 AeroVironment, Inc.* 610,695
3,019 Alamo Group, Inc. 573,580
3,567 Albany International Corp.,
Class A 312,897
47,805 Alight, Inc., Class A* 370,489
10,347 Allient, Inc. 280,404
326 Alta Equipment Group, Inc. 2,751

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
4,024 American Woodmark Corp.* $ 346,507
28,258 API Group Corp.* 1,007,115
10,882 Apogee Enterprises, Inc. 707,004
8,512 Applied Industrial Technologies,
Inc. 1,642,816
5,168 ArcBest Corp. 545,327
8,222 Arcosa, Inc. 722,796
3,116 Argan, Inc. 220,083
10,551 Array Technologies, Inc.* 149,613
6,992 Astec Industries, Inc. 227,170
10,970 Atkore, Inc. 1,669,086
9,084 Atmus Filtration Technologies,
Inc.* 280,151
4,951 AZZ, Inc. 415,290
7,095 Barnes Group, Inc. 273,087
2,497 Barrett Business Services, Inc. 330,453
13,709 Beacon Roofing Supply, Inc.* 1,330,596
11,897 Blue Bird Corp.* 678,248
7,985 BlueLinx Holdings, Inc.* 821,577
13,094 Boise Cascade Co. 1,797,675
9,418 Bowman Consulting Group Ltd.* 303,919
5,487 Brink’s Co. (The) 566,478
5,151 Casella Waste Systems, Inc.,
Class A* 518,139
8,646 CBIZ, Inc.* 655,540
6,599 CECO Environmental Corp.* 165,173
3,788 Chart Industries, Inc.* 594,830
7,356 Cimpress PLC (Ireland)* 606,944
8,016 Columbus McKinnon Corp. 313,426
6,448 Comfort Systems USA, Inc. 2,110,688
11,847 Commercial Vehicle Group, Inc.* 64,092
83,223 Conduent, Inc.* 291,281
3,770 Construction Partners, Inc., Class
A* 219,452
33,328 CoreCivic, Inc.* 534,914
13,857 Costamare, Inc. (Monaco) 221,851
3,737 Covenant Logistics Group, Inc. 177,620
3,750 CRA International, Inc. 659,887
11,654 CSG Systems International, Inc. 502,870
4,224 CSW Industrials, Inc. 1,073,994
18,641 Deluxe Corp. 423,710
8,564 Distribution Solutions Group,
Inc.* 285,866
64,225 DNOW, Inc.* 937,043
514 Douglas Dynamics, Inc. 12,778
2,417 Ducommun, Inc.* 140,621
12,833 DXP Enterprises, Inc.* 637,543
4,278 Dycom Industries, Inc.* 769,869
5,790 Encore Wire Corp. 1,671,747
21,866 Energy Recovery, Inc.* 295,191
14,458 Enerpac Tool Group Corp. 568,489
6,677 EnerSys 720,048
6,897 Ennis, Inc. 145,044
10,925 Enovix Corp.*
(a)
116,024
4,148 Enpro, Inc. 635,722
3,350 ESCO Technologies, Inc. 365,585
3,977 EVI Industries, Inc. 83,318
26,258 ExlService Holdings, Inc.* 784,064
4,335 Exponent, Inc. 412,345
8,445 Federal Signal Corp. 777,109
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
9,752 First Advantage Corp. $ 156,617
18,657 Fluor Corp.* 809,714
7,194 Forrester Research, Inc.* 129,420
10,052 Forward Air Corp. 168,874
10,970 Franklin Covey Co.* 405,890
11,488 Franklin Electric Co., Inc. 1,142,826
12,995 FTAI Aviation Ltd. 1,095,738
3,394 GATX Corp. 468,236
12,244 Genco Shipping & Trading Ltd. 275,735
7,296 Gencor Industries, Inc.* 141,324
48,169 GEO Group, Inc. (The)* 700,377
6,277 Gibraltar Industries, Inc.* 473,662
11,886 Global Industrial Co. 411,374
18,423 GMS, Inc.* 1,731,025
7,870 Golden Ocean Group Ltd.
(Norway) 113,249
3,690 Gorman-Rupp Co. (The) 127,453
61,449 GrafTech International Ltd.* 101,391
4,668 Granite Construction, Inc. 290,770
3,239 Greenbrier Cos., Inc. (The) 178,955
12,606 Griffon Corp. 851,409
6,803 H&E Equipment Services, Inc. 322,258
11,251 Heartland Express, Inc. 127,361
3,444 Heidrick & Struggles
International, Inc. 118,060
3,191 Helios Technologies, Inc. 159,805
3,461 Herc Holdings, Inc. 502,087
9,851 Hillenbrand, Inc. 457,973
16,449 Hillman Solutions Corp.* 151,166
2,842 HireQuest, Inc. 37,031
20,593 HNI Corp. 968,901
18,290 Hub Group, Inc., Class A 789,214
37,185 Hudson Technologies, Inc.* 331,318
5,746 Huron Consulting Group, Inc.* 507,429
1,699 Hyster-Yale Materials Handling,
Inc. 123,330
5,024 ICF International, Inc. 717,176
7,677 IES Holdings, Inc.* 1,170,359
21,846 Innodata, Inc.* 275,697
8,667 Insperity, Inc. 820,938
6,747 Insteel Industries, Inc. 221,774
22,474 Interface, Inc. 362,056
22,681 Janus International Group, Inc.* 314,812
20,243 JELD-WEN Holding, Inc.* 313,969
32,897 Joby Aviation, Inc.*
(a)
160,208
3,429 John Bean Technologies Corp. 327,572
3,522 Kadant, Inc. 1,007,327
18,272 Kelly Services, Inc., Class A 397,233
10,033 Kennametal, Inc. 258,350
13,808 Kforce, Inc. 853,472
10,109 Korn Ferry 666,587
9,633 Kratos Defense & Security
Solutions, Inc.* 209,421
37,471 Legalzoom.com, Inc.* 328,995
18,486 Leonardo DRS, Inc.* 435,345
3,610 Limbach Holdings, Inc.* 206,059
1,989 Lindsay Corp. 228,377
24,726 LSI Industries, Inc. 392,649
10,974 Manitowoc Co., Inc. (The)* 136,407
7,261 Marten Transport Ltd. 128,520

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
12,181 Masterbrand, Inc.* $ 203,545
9,536 Matson, Inc. 1,222,515
6,638 Matthews International Corp.,
Class A 188,055
11,267 Maximus, Inc. 970,089
4,182 Mayville Engineering Co., Inc.* 66,996
2,478 McGrath RentCorp
(a)
270,052
2,627 Miller Industries, Inc. 159,722
16,180 MillerKnoll, Inc. 446,244
17,461 Mistras Group, Inc.* 149,292
5,559 Moog, Inc., Class A 941,861
35,759 MRC Global, Inc.* 475,237
33,084 Mueller Industries, Inc. 1,948,978
20,523 Mueller Water Products, Inc.,
Class A 380,907
3,886 MYR Group, Inc.* 602,563
1,284 National Presto Industries, Inc. 95,632
14,316 NEXTracker, Inc., Class A* 789,814
5,174 Northwest Pipe Co.* 183,625
3,736 NV5 Global, Inc.* 351,109
2,779 Omega Flex, Inc.
(a)
164,545
14,934 OPENLANE, Inc.* 257,612
3,356 PAM Transportation Services,
Inc.* 55,777
4,118 Pangaea Logistics Solutions Ltd. 34,056
9,622 Parsons Corp.* 732,715
2,956 Powell Industries, Inc. 531,666
2,327 Preformed Line Products Co. 312,609
11,951 Primoris Services Corp. 654,437
6,462 Proto Labs, Inc.* 200,128
14,651 Quanex Building Products Corp. 482,897
33,638 Radiant Logistics, Inc.* 179,627
25,973 Resideo Technologies, Inc.* 561,017
28,444 Resources Connection, Inc. 325,684
15,315 REV Group, Inc. 419,784
25,640 Rocket Lab USA, Inc.*
(a)
112,047
20,126 Rush Enterprises, Inc., Class A 908,286
8,603 Rush Enterprises, Inc., Class B 363,649
33,519 RXO, Inc.* 684,123
44,648 Safe Bulkers, Inc. (Monaco) 253,154
7,308 Shoals Technologies Group, Inc.,
Class A* 57,514
18,470 Shyft Group, Inc. (The) 234,015
10,301 Simpson Manufacturing Co., Inc. 1,709,142
6,257 SkyWest, Inc.* 467,210
6,362 SPX Technologies, Inc.* 886,990
2,312 Standex International Corp. 388,902
36,007 Steelcase, Inc., Class A 491,856
6,884 Sterling Infrastructure, Inc.* 845,837
7,562 Tennant Co. 776,315
12,762 Terex Corp. 761,509
6,850 Thermon Group Holdings, Inc.* 231,256
14,251 Titan International, Inc.* 117,856
13,975 Titan Machinery, Inc.* 263,009
5,351 Transcat, Inc.* 681,717
6,097 TriNet Group, Inc. 633,905
5,749 Trinity Industries, Inc. 180,806
7,775 Triumph Group, Inc.* 109,705
27,587 TrueBlue, Inc.* 297,940
9,168 TTEC Holdings, Inc. 57,575
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
16,038 Tutor Perini Corp.* $ 353,798
16,017 UFP Industries, Inc. 1,913,711
2,755 UniFirst Corp. 436,943
25,967 Upwork, Inc.* 274,471
6,621 V2X, Inc.* 318,536
20,343 Verra Mobility Corp.* 541,938
6,839 Vicor Corp.* 239,297
17,592 Wabash National Corp. 397,755
7,477 Watts Water Technologies, Inc.,
Class A 1,488,895
7,647 Werner Enterprises, Inc. 287,298
8,033 Willdan Group, Inc.* 260,912
11,526 Zurn Elkay Water Solutions
Corp. 360,879
94,101,380
Information Technology – 14.3%
104,454 8x8, Inc.* 285,159
43,817 A10 Networks, Inc. 663,828
18,605 ACI Worldwide, Inc.* 669,966
5,220 ACM Research, Inc., Class A* 112,752
32,668 Adeia, Inc. 386,462
6,183 Advanced Energy Industries, Inc. 664,240
18,346 Aehr Test Systems* 211,162
6,635 Agilysys, Inc.* 633,443
9,639 Alarm.com Holdings, Inc.* 630,487
10,029 Alpha & Omega Semiconductor
Ltd.* 293,950
9,526 Altair Engineering, Inc., Class
A* 831,906
3,959 Ambarella, Inc.* 230,651
11,305 American Software, Inc., Class
A
(a)
115,989
29,961 Amkor Technology, Inc. 976,429
4,306 Appfolio, Inc., Class A* 983,146
9,552 Appian Corp., Class A* 271,181
37,588 Arlo Technologies, Inc.* 534,125
14,330 Asana, Inc., Class A* 187,007
11,880 ASGN, Inc.* 1,115,651
8,480 Axcelis Technologies, Inc.* 953,915
7,073 Badger Meter, Inc. 1,364,806
5,662 Bel Fuse, Inc., Class B 386,148
7,173 Belden, Inc. 686,384
10,694 Benchmark Electronics, Inc. 460,591
21,558 BigCommerce Holdings, Inc.,
Series 1* 177,638
41,884 Bit Digital, Inc. (China)*
(a)
103,872
7,621 Blackbaud, Inc.* 593,981
2,239 BlackLine, Inc.* 106,845
30,666 Box, Inc., Class A* 835,649
5,252 Braze, Inc., Class A* 197,738
35,431 Brightcove, Inc.* 74,051
4,498 C3.ai, Inc., Class A*
(a)
133,006
13,506 Calix, Inc.* 482,164
1,927 Cambium Networks Corp.* 6,186
12,349 Cerence, Inc.* 42,481
5,331 CEVA, Inc.* 106,194
10,236 Cleanspark, Inc.* 164,493
4,731 Clear Secure, Inc., Class A 79,907
6,066 Clearfield, Inc.*
(a)
232,085

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
2,764 Climb Global Solutions, Inc. $ 159,123
12,838 Cohu, Inc.* 413,897
12,685 CommVault Systems, Inc.* 1,364,716
11,102 Consensus Cloud Solutions, Inc.* 209,495
4,281 CoreCard Corp.* 59,763
10,452 Corsair Gaming, Inc.* 121,139
9,656 Couchbase, Inc.* 218,902
2,488 CPI Card Group, Inc.* 65,161
7,646 Credo Technology Group
Holding Ltd.* 199,331
6,382 CTS Corp. 337,927
26,073 Daktronics, Inc.* 290,975
11,419 Digi International, Inc.* 278,167
69,734 Digital Turbine, Inc.* 131,797
4,107 DigitalOcean Holdings, Inc.* 152,164
12,926 Diodes, Inc.* 958,204
25,198 Domo, Inc., Class B* 167,819
17,877 eGain Corp.* 110,301
5,867 Envestnet, Inc.* 384,347
8,185 ePlus, Inc.* 612,565
5,058 Everbridge, Inc.* 175,816
49,651 Extreme Networks, Inc.* 553,609
4,754 Fabrinet (Thailand)* 1,138,726
7,811 Fastly, Inc., Class A* 61,238
15,682 FormFactor, Inc.* 858,119
16,554 Freshworks, Inc., Class A* 213,216
14,915 Grid Dynamics Holdings, Inc.* 141,693
21,089 Hackett Group, Inc. (The) 470,496
28,549 Harmonic, Inc.* 349,154
7,705 Ichor Holdings Ltd.* 292,713
6,259 Impinj, Inc.* 1,024,411
56,180 Infinera Corp.* 321,350
31,828 Information Services Group, Inc. 101,531
7,291 Insight Enterprises, Inc.* 1,425,391
3,078 Intapp, Inc.* 110,500
4,798 InterDigital, Inc. 546,348
9,774 inTEST Corp.* 97,349
4,649 Itron, Inc.* 500,000
9,394 Kimball Electronics, Inc.* 215,310
22,298 Knowles Corp.* 390,661
11,384 Kulicke & Soffa Industries, Inc.
(Singapore) 519,907
12,897 LiveRamp Holdings, Inc.* 403,547
21,739 Luna Innovations, Inc.*
(a)
72,608
6,108 MACOM Technology Solutions
Holdings, Inc.* 617,763
8,710 Marathon Digital Holdings, Inc.* 170,019
27,335 MaxLinear, Inc.* 485,743
9,167 Methode Electronics, Inc. 107,987
1,181 MicroStrategy, Inc., Class A* 1,800,423
20,113 Mitek Systems, Inc.* 252,418
7,415 Model N, Inc.* 221,634
9,279 N-able, Inc.* 123,875
19,187 Napco Security Technologies,
Inc. 952,635
12,809 NETGEAR, Inc.* 176,892
17,335 NetScout Systems, Inc.* 356,061
5,680 Novanta, Inc.* 921,069
3,078 NVE Corp. 238,637
13,801 OneSpan, Inc.* 181,759
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
8,532 Onto Innovation, Inc.* $ 1,848,884
19,728 Ooma, Inc.* 170,450
3,722 OSI Systems, Inc.* 535,000
8,485 PagerDuty, Inc.* 160,960
2,301 PAR Technology Corp.* 102,671
10,347 PC Connection, Inc. 699,871
11,507 PDF Solutions, Inc.* 402,975
8,335 Perficient, Inc.* 618,040
25,929 Photronics, Inc.* 709,158
5,482 Plexus Corp.* 603,787
10,521 Power Integrations, Inc. 799,701
12,105 Progress Software Corp. 613,118
7,986 PROS Holdings, Inc.* 235,427
3,952 Q2 Holdings, Inc.* 240,361
6,715 Qualys, Inc.* 944,263
52,993 Rackspace Technology, Inc.* 103,866
23,609 Rambus, Inc.* 1,304,633
7,894 Rapid7, Inc.* 285,289
1,310 Red Violet, Inc.* 27,471
41,657 Ribbon Communications, Inc.* 130,803
1,592 Richardson Electronics Ltd. 17,814
12,725 Riot Platforms, Inc.* 123,942
1,394 Rogers Corp.* 164,492
9,706 Sanmina Corp.* 665,249
8,964 Sapiens International Corp. NV
(Israel) 300,473
9,788 ScanSource, Inc.* 464,245
25,023 SEMrush Holdings, Inc., Class
A* 381,851
4,303 Silicon Laboratories, Inc.* 542,910
17,519 SMART Global Holdings, Inc.* 360,541
22,221 SolarWinds Corp. 257,319
4,346 SoundThinking, Inc.* 69,840
24,143 Sprinklr, Inc., Class A* 270,643
7,058 Sprout Social, Inc., Class A* 230,444
7,839 SPS Commerce, Inc.* 1,474,438
13,002 Squarespace, Inc., Class A* 572,088
7,475 Super Micro Computer, Inc.* 5,864,212
8,577 Synaptics, Inc.* 803,751
15,835 Tenable Holdings, Inc.* 668,079
63,438 Terawulf, Inc.* 138,295
16,166 Thoughtworks Holding, Inc.* 44,618
29,443 TTM Technologies, Inc.* 547,640
3,009 Turtle Beach Corp.* 49,889
11,856 Ultra Clean Holdings, Inc.* 549,881
40,250 Unisys Corp.* 172,673
15,361 Varonis Systems, Inc.* 659,909
10,179 Veeco Instruments, Inc.* 413,776
12,623 Verint Systems, Inc.* 374,398
37,777 Viavi Solutions, Inc.* 284,083
21,717 Vishay Intertechnology, Inc. 513,173
7,773 Vishay Precision Group, Inc.* 262,494
10,582 Weave Communications, Inc.* 91,534
7,501 Workiva, Inc.* 577,352
26,639 Xerox Holdings Corp. 374,544
16,698 Xperi, Inc.* 147,109
53,752 Yext, Inc.* 271,448
33,627 Zeta Global Holdings Corp.,
Class A* 549,129

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
22,602 Zuora, Inc., Class A* $ 229,410
69,832,483
Materials – 4.6%
8,918 AdvanSix, Inc. 211,357
5,076 Alpha Metallurgical Resources,
Inc. 1,601,021
18,039 American Vanguard Corp. 156,759
51,115 Arcadium Lithium PLC (Jersey)* 226,440
4,858 Arch Resources, Inc. 844,952
10,216 ATI, Inc.* 626,649
12,380 Avient Corp. 553,138
3,394 Balchem Corp. 521,318
9,871 Cabot Corp. 1,009,803
6,571 Carpenter Technology Corp. 728,527
5,903 Clearwater Paper Corp.* 313,685
26,887 Commercial Metals Co. 1,514,276
17,642 Constellium SE* 382,302
7,053 Core Molding Technologies,
Inc.* 135,700
20,616 Ecovyst, Inc.* 191,729
5,516 Greif, Inc., Class A 358,209
4,904 Hawkins, Inc. 428,217
8,486 HB Fuller Co. 675,740
7,101 Ingevity Corp.* 346,884
7,385 Innospec, Inc. 965,958
1,545 Kaiser Aluminum Corp. 151,101
5,972 Knife River Corp.* 422,280
4,923 Koppers Holdings, Inc. 218,237
18,972 LSB Industries, Inc.* 186,115
4,085 Materion Corp. 467,242
9,073 Mativ Holdings, Inc. 163,042
19,734 Metallus, Inc.* 473,813
6,057 Minerals Technologies, Inc. 525,445
31,397 Myers Industries, Inc. 496,073
22,479 O-I Glass, Inc.* 285,259
8,749 Olympic Steel, Inc. 456,173
23,502 Orion SA (Germany) 584,495
12,498 Pactiv Evergreen, Inc. 154,475
1,633 Quaker Chemical Corp. 296,145
11,783 Radius Recycling, Inc., Class A 201,607
16,580 Ramaco Resources, Inc., Class A 234,607
1,335 Ramaco Resources, Inc., Class B 14,538
35,356 Rayonier Advanced Materials,
Inc.* 199,761
21,248 Ryerson Holding Corp. 504,640
7,902 Sensient Technologies Corp. 613,748
1,700 Stepan Co. 148,189
15,050 Summit Materials, Inc., Class A* 581,532
38,531 SunCoke Energy, Inc. 406,502
4,381 Sylvamo Corp. 312,453
9,424 TriMas Corp. 250,867
12,909 Tronox Holdings PLC 255,727
1,874 United States Lime & Minerals,
Inc. 642,295
21,022 Warrior Met Coal, Inc. 1,438,536
6,600 Worthington Steel, Inc. 217,734
22,695,295
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – 5.4%
17,859 Acadia Realty Trust REIT $ 307,889
26,633 Alexander & Baldwin, Inc. REIT 447,434
519 Alexander's, Inc. REIT 110,132
5,415 Alpine, Inc.ome Property Trust,
Inc. REIT 84,907
12,560 American Assets Trust, Inc.
REIT 273,180
32,813 Anywhere Real Estate, Inc.* 133,549
43,450 Apartment Investment and
Management Co., Class A REIT* 342,821
44,656 Apple Hospitality REIT, Inc.
REIT 644,833
15,303 Armada Hoffler Properties, Inc.
REIT 173,536
14,928 Braemar Hotels & Resorts, Inc.
REIT 41,649
26,423 Brandywine Realty Trust REIT 121,810
24,123 Broadstone Net Lease, Inc. REIT 370,288
8,530 BRT Apartments Corp. REIT 149,275
18,447 CareTrust REIT, Inc. REIT 471,690
7,859 CBL & Associates Properties,
Inc. REIT 173,684
2,485 Centerspace REIT 169,626
15,708 Chatham Lodging Trust REIT 132,890
21,957 City Office REIT, Inc. REIT 108,248
5,772 Community Healthcare Trust,
Inc. REIT 135,411
146,140 Compass, Inc., Class A* 548,025
19,013 COPT Defense Properties REIT 469,051
10,676 CTO Realty Growth, Inc. REIT 189,606
36,416 Cushman & Wakefield PLC* 404,582
46,966 DiamondRock Hospitality Co.
REIT 397,802
9,005 DigitalBridge Group, Inc. 122,828
68,557 Douglas Elliman, Inc.* 78,155
23,575 Douglas Emmett, Inc. REIT 328,871
18,176 Easterly Government Properties,
Inc. REIT 215,204
9,988 Elme Communities REIT 153,915
38,895 Empire State Realty Trust, Inc.,
Class A REIT 370,669
15,246 Equity Commonwealth REIT* 294,400
20,788 Essential Properties Realty Trust,
Inc. REIT 556,703
47,400 eXp World Holdings, Inc.
(a)
531,354
10,768 Farmland Partners, Inc. REIT 116,940
10,948 Forestar Group, Inc.* 372,341
15,109 Four Corners Property Trust, Inc.
REIT 368,811
7,458 FRP Holdings, Inc.* 228,215
8,478 Getty Realty Corp. REIT 234,078
10,934 Gladstone Commercial Corp.
REIT 157,340
476 Gladstone Land Corp. REIT 6,426
4,253 Global Medical REIT, Inc. REIT 39,510
45,129 Global Net Lease, Inc. REIT 337,565
32,134 Hudson Pacific Properties, Inc.
REIT 157,778

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
25,002 Independence Realty Trust, Inc.
REIT $ 417,533
4,769 Innovative Industrial Properties,
Inc. REIT 514,003
10,540 InvenTrust Properties Corp.
REIT 261,076
15,242 JBG SMITH Properties REIT 219,485
36,141 Kite Realty Group Trust REIT 792,211
8,639 LTC Properties, Inc. REIT 297,182
37,962 LXP Industrial Trust REIT 322,677
31,251 Macerich Co. (The) REIT 472,515
16,700 Marcus & Millichap, Inc. 539,911
6,718 National Health Investors, Inc.
REIT 443,925
8,531 NETSTREIT Corp. REIT 148,013
21,003 Newmark Group, Inc., Class A 218,641
5,740 NexPoint Residential Trust, Inc.
REIT 210,486
36,643 Opendoor Technologies, Inc.* 79,882
8,678 Orion Office REIT, Inc. REIT 32,543
26,450 Outfront Media, Inc. REIT 382,203
40,646 Paramount Group, Inc. REIT 184,939
20,984 Pebblebrook Hotel Trust REIT 296,924
15,979 Phillips Edison & Co., Inc. REIT 510,369
34,890 Piedmont Office Realty Trust,
Inc., Class A REIT 254,348
6,187 Plymouth Industrial REIT, Inc.
REIT 129,061
10,934 Postal Realty Trust, Inc., Class
A REIT 146,297
14,549 PotlatchDeltic Corp. REIT 621,679
14,227 RE/MAX Holdings, Inc., Class A 115,096
16,012 Redfin Corp.* 103,117
19,846 Retail Opportunity Investments
Corp. REIT 248,472
35,273 RLJ Lodging Trust REIT 352,025
10,943 RMR Group, Inc. (The), Class A 257,489
9,665 Ryman Hospitality Properties,
Inc. REIT 1,015,502
34,911 Sabra Health Care REIT, Inc.
REIT 509,002
4,673 Safehold, Inc. REIT 90,095
2,418 Saul Centers, Inc. REIT 87,991
56,490 Service Properties Trust REIT 303,916
28,573 SITE Centers Corp. REIT 412,023
6,060 SL Green Realty Corp. REIT 320,998
5,802 St Joe Co. (The) 328,393
44,618 Summit Hotel Properties, Inc.
REIT 273,062
44,358 Sunstone Hotel Investors, Inc.
REIT 456,000
21,580 Tanger, Inc. REIT 598,845
10,031 Terreno Realty Corp. REIT 567,554
10,507 UMH Properties, Inc. REIT 158,866
61,026 Uniti Group, Inc. REIT 192,842
2,880 Universal Health Realty Income
Trust REIT 108,230
17,704 Urban Edge Properties REIT 313,892
19,511 Veris Residential, Inc. REIT 298,323
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
21,562 Whitestone REIT $ 281,168
23,302 Xenia Hotels & Resorts, Inc.
REIT 337,646
26,299,471
Utilities – 2.9%
11,979 ALLETE, Inc. 756,474
9,159 American States Water Co. 674,011
13,354 Avista Corp. 493,831
13,904 Black Hills Corp. 784,881
25,588 Brookfield Infrastructure Corp.,
Class A (Canada)
(a)
881,507
8,791 California Water Service Group 438,583
4,493 Chesapeake Utilities Corp. 503,261
13,947 Consolidated Water Co. Ltd. 377,964
18,523 Genie Energy Ltd., Class B 282,661
7,261 MGE Energy, Inc. 581,824
2,950 Middlesex Water Co. 158,946
52,082 Montauk Renewables, Inc.* 279,159
16,301 New Jersey Resources Corp. 708,441
5,193 Northwest Natural Holding Co. 194,322
10,632 Northwestern Energy Group, Inc. 552,439
13,162 ONE Gas, Inc. 811,174
10,011 Ormat Technologies, Inc. 754,829
13,064 Otter Tail Corp. 1,181,900
17,259 PNM Resources, Inc. 661,710
19,125 Portland General Electric Co. 852,210
17,439 Pure Cycle Corp.* 162,183
3,719 RGC Resources, Inc. 76,983
5,214 SJW Group 285,258
11,078 Southwest Gas Holdings, Inc. 859,542
9,091 Spire, Inc. 557,187
5,113 Unitil Corp. 273,494
4,698 York Water Co. (The) 174,014
14,318,788
TOTAL COMMON STOCKS
(Cost $434,905,069)
482,431,254
Units Description Expiration Month Value
A
Rights – 0.0%
Health Care* – 0.0%
4,104 Chinook
Therapeutics,
Inc.*
(b)
12/25 1,601
45,824 Radius Health,
Inc.*
(b)
12/25 3,666
5,267
Materials – 0.0%
15,501 Resolute Forest
Products*
(b)
09/23 22,011
TOTAL RIGHTS
(Cost $0)
27,278

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa
Investment Company – 1.3%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
6,260,556 5.180% $ 6,260,556
(Cost $6,260,556)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $441,165,625)
488,719,088
a
Securities Lending Reinvestment Vehicle – 0.6%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,974,941 5.227% 2,974,941
(Cost $2,974,941)
TOTAL INVESTMENTS – 100.4%
(Cost $444,140,566)
$ 491,694,029
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.4)%
(2,145,058)
NET ASSETS – 100.0%
$ 489,548,971
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At May 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-Mini Russell 2000 Index 62 06/21/24 $ 6,434,980 $ (7,610)

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 99.3%
Australia – 2.7%
87,437 ANZ Group Holdings Ltd.
(Financials) $ 1,642,737
91,532 Aurizon Holdings Ltd.
(Industrials) 224,014
102,804 Brambles Ltd. (Industrials) 973,586
309,887 Coles Group Ltd. (Consumer
Staples) 3,384,004
9,228 Commonwealth Bank of
Australia (Financials) 733,627
39,992 EBOS Group Ltd. (Health Care) 812,074
223,792 Insurance Australia Group Ltd.
(Financials) 922,764
266,944 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 864,577
718,146 Medibank Pvt Ltd. (Financials) 1,776,684
77,899 National Australia Bank Ltd.
(Financials) 1,756,767
10,595 Sonic Healthcare Ltd. (Health
Care) 171,434
789,767 Telstra Group Ltd.
(Communication Services) 1,822,564
123,498 Wesfarmers Ltd. (Consumer
Discretionary) 5,329,569
31,556 Westpac Banking Corp.
(Financials) 545,225
126,227 Woolworths Group Ltd.
(Consumer Staples) 2,652,734
23,612,360
Austria – 0.1%
5,613 Erste Group Bank AG
(Financials) 274,816
10,583 Vienna Insurance Group AG
Wiener Versicherung Gruppe
(Financials) 338,923
613,739
Belgium – 0.2%
6,219 Ackermans & van Haaren NV
(Industrials) 1,099,795
21,499 Warehouses De Pauw CVA
REIT (Real Estate) 624,561
1,724,356
Canada – 3.2%
38,687 Bank of Nova Scotia (The)
(Financials) 1,831,115
36,016 Canadian Imperial Bank of
Commerce (Financials) 1,785,542
29,713 CGI, Inc. (Information
Technology)* 2,933,700
9,864 George Weston Ltd. (Consumer
Staples) 1,401,214
77,279 Great-West Lifeco, Inc.
(Financials)
(a)
2,317,548
34,794 Loblaw Cos. Ltd. (Consumer
Staples) 4,040,560
27,695 Manulife Financial Corp.
(Financials) 719,219
15,753 Metro, Inc. (Consumer Staples) 839,336
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
26,929 National Bank of Canada
(Financials) $ 2,301,257
101,103 Power Corp. of Canada
(Financials) 2,934,854
23,335 Royal Bank of Canada
(Financials) 2,550,305
36,274 Sun Life Financial, Inc.
(Financials)
(a)
1,817,758
8,467 Thomson Reuters Corp.
(Industrials) 1,456,810
22,116 Toronto-Dominion Bank (The)
(Financials) 1,236,283
28,165,501
Denmark – 0.0%
14,296 Tryg A/S (Financials) 293,798
Finland – 0.3%
6,454 Elisa OYJ (Communication
Services) 299,176
29,822 Orion OYJ, Class B (Health
Care) 1,213,407
30,440 Sampo OYJ, Class A
(Financials) 1,303,322
2,815,905
France – 2.8%
9,910 Air Liquide SA (Materials) 1,941,443
89,041 AXA SA (Financials) 3,194,711
53,881 Bouygues SA (Industrials) 2,105,757
7,739 Capgemini SE (Information
Technology) 1,559,312
91,587 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 3,693,710
8,515 Danone SA (Consumer Staples) 546,499
4,890 Dassault Systemes (Information
Technology) 196,789
43,440 Engie SA (Utilities) 732,607
4,049 Legrand SA (Industrials) 435,604
5,925 L'Oreal SA (Consumer Staples) 2,907,990
407,401 Orange SA (Communication
Services) 4,743,397
5,564 Safran SA (Industrials) 1,293,224
3,194 Thales SA (Industrials) 577,844
8,998 Vinci SA (Industrials) 1,117,975
25,046,862
Germany – 2.4%
7,757 Allianz SE (Financials) 2,259,356
13,732 Beiersdorf AG (Consumer
Staples) 2,151,893
7,549 Deutsche Boerse AG
(Financials) 1,498,902
175,798 Deutsche Telekom AG
(Communication Services) 4,253,967
101,520 E.ON SE (Utilities) 1,353,381
4,544 Hannover Rueck SE
(Financials) 1,125,704
4,533 Henkel AG & Co. KGaA
(Consumer Staples) 362,188

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
5,774 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) $ 2,870,235
20,812 SAP SE (Information
Technology) 3,749,621
16,251 Talanx AG (Financials) 1,290,519
20,915,766
Hong Kong – 0.1%
63,348 CLP Holdings Ltd. (Utilities) 500,818
59,676 Power Assets Holdings Ltd.
(Utilities) 330,289
831,107
Ireland – 0.1%
5,647 Kerry Group PLC, Class A
(Consumer Staples) 476,944
Israel – 0.6%
18,210 Check Point Software
Technologies Ltd. (Information
Technology)* 2,740,605
14,604 First International Bank Of
Israel Ltd. (The) (Financials) 591,179
164,909 Mivne Real Estate KD Ltd.
(Real Estate) 382,274
42,155 Mizrahi Tefahot Bank Ltd.
(Financials) 1,528,562
5,242,620
Italy – 0.8%
237,502 Assicurazioni Generali SpA
(Financials)
(a)
6,084,843
20,466 Enel SpA (Utilities) 147,883
28,702 Poste Italiane SpA (Financials)
(b)
392,602
6,625,328
Japan – 7.2%
36,490 Aeon Co. Ltd. (Consumer
Staples) 786,481
14,834 Aeon Mall Co. Ltd. (Real
Estate) 178,552
11,280 AGC, Inc. (Industrials) 393,861
126,224 ANA Holdings, Inc.
(Industrials) 2,403,272
49,180 Asahi Kasei Corp. (Materials) 320,783
102,636 Bridgestone Corp. (Consumer
Discretionary) 4,467,404
207,603 Canon, Inc. (Information
Technology)
(a)
6,013,611
72,977 Central Japan Railway Co.
(Industrials) 1,630,483
83,441 Chubu Electric Power Co., Inc.
(Utilities) 1,150,370
50,161 Daiwa House Industry Co. Ltd.
(Real Estate) 1,332,668
206,957 Daiwa Securities Group, Inc.
(Financials) 1,625,155
9,144 East Japan Railway Co.
(Industrials) 158,825
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
103,064 FUJIFILM Holdings Corp.
(Information Technology) $ 2,347,297
55,160 Fujitsu Ltd. (Information
Technology) 796,274
29,957 Hankyu Hanshin Holdings, Inc.
(Industrials) 785,979
36,919 Haseko Corp. (Consumer
Discretionary) 416,541
96,418 Hulic Co. Ltd. (Real Estate) 890,890
108,837 Japan Post Bank Co. Ltd.
(Financials) 1,075,592
133,211 Japan Tobacco, Inc. (Consumer
Staples) 3,773,937
54,756 KDDI Corp. (Communication
Services) 1,511,195
61,610 Kirin Holdings Co. Ltd.
(Consumer Staples) 852,727
209,721 Kyocera Corp. (Information
Technology) 2,383,542
81,846 Kyushu Electric Power Co., Inc.
(Utilities) 953,902
17,708 Kyushu Railway Co.
(Industrials) 389,667
22,705 McDonald's Holdings Co. Japan
Ltd. (Consumer Discretionary) 930,480
39,764 MEIJI Holdings Co. Ltd.
(Consumer Staples) 889,942
235,154 Mitsubishi HC Capital, Inc.
(Financials) 1,557,019
21,196 NH Foods Ltd. (Consumer
Staples) 649,726
4,321,552 Nippon Telegraph & Telephone
Corp. (Communication
Services) 4,243,313
13,719 Nippon Television Holdings,
Inc. (Communication Services) 185,123
72,156 Nisshin Seifun Group, Inc.
(Consumer Staples) 809,055
47,743 Osaka Gas Co. Ltd. (Utilities) 1,085,227
86,594 Otsuka Holdings Co. Ltd.
(Health Care) 3,567,467
25,780 SCSK Corp. (Information
Technology) 488,384
14,589 Secom Co. Ltd. (Industrials) 907,211
74,418 Sekisui Chemical Co. Ltd.
(Consumer Discretionary) 1,066,937
75,932 Sekisui House Ltd. (Consumer
Discretionary) 1,706,652
6,705 Shimadzu Corp. (Information
Technology) 173,572
22,159 Shionogi & Co. Ltd. (Health
Care) 992,710
319,630 SoftBank Corp.
(Communication Services) 3,839,140
96,528 Takeda Pharmaceutical Co. Ltd.
(Health Care) 2,563,310
35,119 Tobu Railway Co. Ltd.
(Industrials) 619,938

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
32,618 USS Co. Ltd. (Consumer
Discretionary) $ 254,165
183,388 Yamada Holdings Co. Ltd.
(Consumer Discretionary) 513,946
63,682,325
Netherlands – 1.6%
1,700 EXOR NV (Financials) 189,904
1,962 Heineken Holding NV
(Consumer Staples) 159,959
188,692 Koninklijke Ahold Delhaize NV
(Consumer Staples) 5,846,253
454,565 Koninklijke KPN NV
(Communication Services) 1,699,532
36,427 Wolters Kluwer NV
(Industrials) 5,775,573
13,671,221
New Zealand – 0.1%
20,334 Mainfreight Ltd. (Industrials) 862,656
Norway – 0.6%
86,780 DNB Bank ASA (Financials) 1,695,679
51,131 Gjensidige Forsikring ASA
(Financials) 894,417
48,425 SpareBank 1 SR-Bank ASA
(Financials) 625,282
98,141 Storebrand ASA (Financials) 1,059,766
101,546 Telenor ASA (Communication
Services) 1,183,562
5,458,706
Portugal – 0.0%
74,189 EDP – Energias de Portugal SA
(Utilities) 300,493
Singapore – 1.2%
27,519 DBS Group Holdings Ltd.
(Financials) 732,714
317,199 Oversea-Chinese Banking Corp.
Ltd. (Financials) 3,405,014
359,220 Singapore Airlines Ltd.
(Industrials) 1,799,156
230,987 Singapore Exchange Ltd.
(Financials) 1,633,673
88,973 United Overseas Bank Ltd.
(Financials) 2,026,691
71,081 UOL Group Ltd. (Real Estate) 283,441
76,359 Venture Corp. Ltd. (Information
Technology) 792,005
10,672,694
Spain – 0.7%
38,738 ACS Actividades de
Construccion y Servicios SA
(Industrials) 1,729,261
19,163 Endesa SA (Utilities) 380,702
8,245 Iberdrola SA (Utilities) 108,304
35,269 Naturgy Energy Group SA
(Utilities)
(a)
944,949
2,725 Redeia Corp. SA (Utilities) 48,930
Shares Description Value
a
Common Stocks – (continued)
Spain – (continued)
595,770 Telefonica SA (Communication
Services) $ 2,771,402
5,983,548
Sweden – 0.9%
29,945 Axfood AB (Consumer Staples) 793,526
10,652 Essity AB, Class B (Consumer
Staples) 272,954
11,026 Industrivarden AB, Class C
(Financials) 385,908
114,164 Investor AB, Class A
(Financials) 3,063,275
25,880 Investor AB, Class B
(Financials) 699,832
68,830 Skandinaviska Enskilda Banken
AB, Class A (Financials) 976,115
154,382 Telia Co. AB (Communication
Services) 400,003
42,632 Volvo AB, Class B (Industrials) 1,143,101
7,734,714
Switzerland – 1.3%
37,576 Novartis AG (Health Care) 3,880,680
31,139 SGS SA (Industrials) 2,899,380
3,874 Swisscom AG (Communication
Services) 2,139,364
5,566 Zurich Insurance Group AG
(Financials) 2,922,590
11,842,014
United Kingdom – 2.7%
232,308 BAE Systems PLC (Industrials) 4,117,184
49,366 British American Tobacco PLC
(Consumer Staples) 1,517,896
29,135 Bunzl PLC (Industrials) 1,089,101
611,135 CK Hutchison Holdings Ltd.
(Industrials) 2,976,250
47,968 Compass Group PLC
(Consumer Discretionary) 1,338,718
4,086 London Stock Exchange Group
PLC (Financials) 476,635
28,381 National Grid PLC (Utilities) 318,853
121,793 RELX PLC (Industrials) 5,297,087
288,259 Sage Group PLC (The)
(Information Technology) 3,752,694
912,810 Tesco PLC (Consumer Staples) 3,614,412
24,498,830
United States – 69.7%
7,632 3M Co. (Industrials) 764,268
4,582 Abbott Laboratories (Health
Care) 468,235
28,978 AbbVie, Inc. (Health Care) 4,672,413
18,845 Accenture PLC, Class A
(Information Technology) 5,319,755
9,274 Adobe, Inc. (Information
Technology)* 4,124,704
46,367 Aflac, Inc. (Financials) 4,167,002
3,514 Agilent Technologies, Inc.
(Health Care) 458,261

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
26,251 Akamai Technologies, Inc.
(Information Technology)* $ 2,421,392
8,711 Allstate Corp. (The)
(Financials) 1,459,267
43,590 Alphabet, Inc., Class A
(Communication Services)* 7,519,275
40,082 Alphabet, Inc., Class C
(Communication Services)* 6,972,665
13,195 Altria Group, Inc. (Consumer
Staples) 610,269
59,812 Amazon.com, Inc. (Consumer
Discretionary)* 10,553,229
32,540 Amdocs Ltd. (Information
Technology) 2,570,660
11,129 AMETEK, Inc. (Industrials) 1,887,256
6,705 Amgen, Inc. (Health Care) 2,050,724
45,149 Amphenol Corp., Class A
(Information Technology) 5,976,373
4,315 Analog Devices, Inc.
(Information Technology) 1,011,824
140,157 Apple, Inc. (Information
Technology) 26,945,183
22,721 Arch Capital Group Ltd.
(Financials)* 2,331,856
11,675 Arthur J Gallagher & Co.
(Financials) 2,957,628
228,520 AT&T, Inc. (Communication
Services) 4,163,634
6,697 Autodesk, Inc. (Information
Technology)* 1,350,115
3,072 Automatic Data Processing, Inc.
(Industrials) 752,394
2,264 AutoZone, Inc. (Consumer
Discretionary)* 6,271,144
64,163 Bank of America Corp.
(Financials) 2,565,878
18,124 Bank of New York Mellon Corp.
(The) (Financials) 1,080,372
5,357 Becton Dickinson & Co.
(Health Care) 1,242,663
25,931 Berkshire Hathaway, Inc., Class
B (Financials)* 10,745,806
4,757 Biogen, Inc. (Health Care)* 1,070,040
23,896 Boston Scientific Corp. (Health
Care)* 1,805,821
65,941 Bristol-Myers Squibb Co.
(Health Care) 2,709,516
2,967 Broadcom, Inc. (Information
Technology) 3,941,808
9,484 Broadridge Financial Solutions,
Inc. (Industrials) 1,904,103
10,553 Cadence Design Systems, Inc.
(Information Technology)* 3,021,429
40,650 Cardinal Health, Inc. (Health
Care) 4,035,326
9,881 Cboe Global Markets, Inc.
(Financials) 1,709,314
18,971 CDW Corp. (Information
Technology) 4,242,295
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
24,218 Cencora, Inc. (Health Care) $ 5,487,072
11,427 Chevron Corp. (Energy) 1,854,602
4,580 Chubb Ltd. (Financials) 1,240,356
22,856 Church & Dwight Co., Inc.
(Consumer Staples) 2,445,821
11,662 Cigna Group (The) (Health
Care) 4,018,958
5,694 Cintas Corp. (Industrials) 3,860,361
126,536 Cisco Systems, Inc.
(Information Technology) 5,883,924
47,641 Citigroup, Inc. (Financials) 2,968,511
5,847 CME Group, Inc. (Financials) 1,186,824
46,305 Coca-Cola Co. (The)
(Consumer Staples) 2,913,974
66,739 Cognizant Technology Solutions
Corp., Class A (Information
Technology) 4,414,785
80,650 Colgate-Palmolive Co.
(Consumer Staples) 7,497,224
72,494 Comcast Corp., Class A
(Communication Services) 2,901,935
72,043 Conagra Brands, Inc.
(Consumer Staples) 2,152,645
1,022 Consolidated Edison, Inc.
(Utilities) 96,630
1,584 Constellation Brands, Inc.,
Class A (Consumer Staples) 396,364
16,185 Copart, Inc. (Industrials)* 858,776
20,057 Corning, Inc. (Information
Technology) 747,324
8,024 Corpay, Inc. (Financials)* 2,147,784
6,999 Costco Wholesale Corp.
(Consumer Staples) 5,668,420
13,661 CSX Corp. (Industrials) 461,059
1,454 Cummins, Inc. (Industrials) 409,635
68,582 CVS Health Corp. (Health
Care) 4,087,487
4,045 Darden Restaurants, Inc.
(Consumer Discretionary) 608,328
50,100 Dell Technologies, Inc., Class C
(Information Technology) 6,991,956
3,152 Dover Corp. (Industrials) 579,401
19,958 Dow, Inc. (Materials) 1,150,180
1,828 Duke Energy Corp. (Utilities) 189,326
7,163 Eaton Corp. PLC (Industrials) 2,384,205
1,290 Ecolab, Inc. (Materials) 299,538
10,082 Electronic Arts, Inc.
(Communication Services) 1,339,696
2,565 Elevance Health, Inc. (Health
Care) 1,381,201
6,856 Eli Lilly & Co. (Health Care) 5,624,251
5,455 Everest Group Ltd. (Financials) 2,132,523
11,513 Expeditors International of
Washington, Inc. (Industrials) 1,391,922
16,224 Exxon Mobil Corp. (Energy) 1,902,426
85,239 Fastenal Co. (Industrials) 5,624,069
13,065 Ferguson PLC (Industrials) 2,687,993
14,812 Fidelity National Financial, Inc.
(Financials) 745,932

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
6,534 Fiserv, Inc. (Financials)* $ 978,532
18,474 Fortive Corp. (Industrials) 1,375,205
67,012 Fox Corp., Class A
(Communication Services) 2,307,223
36,535 Fox Corp., Class B
(Communication Services) 1,166,928
5,365 Garmin Ltd. (Consumer
Discretionary) 879,055
8,569 Gartner, Inc. (Information
Technology)* 3,596,152
6,064 GE HealthCare Technologies,
Inc. (Health Care) 472,992
55,891 Gen Digital, Inc. (Information
Technology) 1,387,774
12,698 General Dynamics Corp.
(Industrials) 3,806,479
15,579 General Electric Co.
(Industrials) 2,572,716
10,341 General Mills, Inc. (Consumer
Staples) 710,944
26,675 Genuine Parts Co. (Consumer
Discretionary) 3,844,935
66,734 Gilead Sciences, Inc. (Health
Care) 4,288,994
167,639 GSK PLC (Health Care) 3,770,385
141,511 Haleon PLC (Consumer
Staples) 585,739
18,646 Hartford Financial Services
Group, Inc. (The) (Financials) 1,928,929
1,801 HCA Healthcare, Inc. (Health
Care) 611,890
13,175 Hershey Co. (The) (Consumer
Staples) 2,606,410
295,347 Hewlett Packard Enterprise Co.
(Information Technology) 5,212,875
4,079 Hilton Worldwide Holdings,
Inc. (Consumer Discretionary) 818,247
12,910 Hologic, Inc. (Health Care)* 952,500
18,984 Home Depot, Inc. (The)
(Consumer Discretionary) 6,357,172
80,436 HP, Inc. (Information
Technology) 2,935,914
17,410 Illinois Tool Works, Inc.
(Industrials) 4,226,278
41,528 Incyte Corp. (Health Care)* 2,399,903
32,927 Intel Corp. (Information
Technology) 1,015,798
11,097 Intercontinental Exchange, Inc.
(Financials) 1,485,888
47,732 International Business Machines
Corp. (Information Technology) 7,964,084
1,806 Intuit, Inc. (Information
Technology) 1,041,051
3,699 IQVIA Holdings, Inc. (Health
Care)* 810,414
8,998 J M Smucker Co. (The)
(Consumer Staples) 1,004,537
5,495 Johnson Controls International
PLC (Industrials) 395,145
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
43,055 Johnson & Johnson (Health
Care) $ 6,314,877
25,678 JPMorgan Chase & Co.
(Financials) 5,124,918
15,046 Keurig Dr Pepper, Inc.
(Consumer Staples) 515,326
29,350 Keysight Technologies, Inc.
(Information Technology)* 4,064,388
14,674 Kimberly-Clark Corp.
(Consumer Staples) 1,956,044
40,527 Kinder Morgan, Inc. (Energy) 789,871
20,973 Kraft Heinz Co. (The)
(Consumer Staples) 741,815
71,409 Kroger Co. (The) (Consumer
Staples) 3,739,689
3,872 L3Harris Technologies, Inc.
(Industrials) 870,542
10,286 Labcorp Holdings, Inc. (Health
Care) 2,004,844
10,777 Leidos Holdings, Inc.
(Industrials) 1,584,758
3,924 Linde PLC (Materials) 1,708,980
71,616 LKQ Corp. (Consumer
Discretionary) 3,081,636
1,944 Lockheed Martin Corp.
(Industrials) 914,341
43,903 Loews Corp. (Financials) 3,371,750
25,316 Lowe’s Cos., Inc. (Consumer
Discretionary) 5,602,178
22,732 LyondellBasell Industries NV,
Class A (Materials) 2,260,015
1,374 Markel Group, Inc.
(Financials)* 2,255,545
2,843 Marriott International,
Inc., Class A (Consumer
Discretionary) 657,216
30,191 Marsh & McLennan Cos., Inc.
(Financials) 6,267,048
60,606 Masco Corp. (Industrials) 4,237,572
14,678 Mastercard, Inc., Class A
(Financials) 6,562,093
18,910 McDonald's Corp. (Consumer
Discretionary) 4,895,610
9,881 McKesson Corp. (Health Care) 5,628,119
46,108 Merck & Co., Inc. (Health Care) 5,788,398
12,982 Meta Platforms, Inc., Class A
(Communication Services) 6,060,387
61,598 Microsoft Corp. (Information
Technology) 25,571,178
33,236 Mondelez International, Inc.,
Class A (Consumer Staples) 2,277,663
11,441 Moody's Corp. (Financials) 4,541,963
21,273 Motorola Solutions, Inc.
(Information Technology) 7,762,730
7,032 Nasdaq, Inc. (Financials) 415,099
33,441 NetApp, Inc. (Information
Technology) 4,027,300
466 Northrop Grumman Corp.
(Industrials) 210,059

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
11,786 NVIDIA Corp. (Information
Technology) $ 12,921,345
2,399 Omnicom Group, Inc.
(Communication Services) 223,011
18,827 Oracle Corp. (Information
Technology) 2,206,336
8,467 O'Reilly Automotive, Inc.
(Consumer Discretionary)* 8,155,922
11,817 Otis Worldwide Corp.
(Industrials) 1,172,246
29,404 PACCAR, Inc. (Industrials) 3,160,930
6,520 Packaging Corp. of America
(Materials) 1,196,355
11,693 Paychex, Inc. (Industrials) 1,405,031
39,085 PepsiCo, Inc. (Consumer
Staples) 6,757,797
9,873 Philip Morris International, Inc.
(Consumer Staples) 1,000,925
31,460 Procter & Gamble Co. (The)
(Consumer Staples) 5,176,428
10,013 Progressive Corp. (The)
(Financials) 2,114,545
3,330 Prudential Financial, Inc.
(Financials) 400,766
12,238 QUALCOMM, Inc.
(Information Technology) 2,497,164
11,784 Quest Diagnostics, Inc. (Health
Care) 1,672,974
12,284 Realty Income Corp. REIT
(Real Estate) 651,789
3,308 Regeneron Pharmaceuticals,
Inc. (Health Care)* 3,242,369
24,494 Republic Services, Inc.
(Industrials) 4,536,044
8,220 Roche Holding AG (Health
Care) 2,104,772
6,626 Roche Holding AG (Health
Care) 1,856,734
46,397 Rollins, Inc. (Industrials) 2,119,879
6,959 Roper Technologies, Inc.
(Information Technology) 3,707,477
3,671 Ross Stores, Inc. (Consumer
Discretionary) 513,059
33,264 Royalty Pharma PLC, Class A
(Health Care) 911,766
11,684 RTX Corp. (Industrials) 1,259,652
6,164 Salesforce, Inc. (Information
Technology) 1,445,088
1,174 ServiceNow, Inc. (Information
Technology)* 771,236
6,522 Sherwin-Williams Co. (The)
(Materials) 1,981,384
3,186 Snap-on, Inc. (Industrials) 869,332
11,141 Southern Co. (The) (Utilities) 892,840
36,625 SS&C Technologies Holdings,
Inc. (Industrials) 2,272,581
7,778 Starbucks Corp. (Consumer
Discretionary) 623,951
3,298 Stryker Corp. (Health Care) 1,124,915
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
20,894 Swiss Re AG (Financials) $ 2,656,478
3,923 Synopsys, Inc. (Information
Technology)* 2,200,018
26,300 Sysco Corp. (Consumer Staples) 1,915,166
10,566 TE Connectivity Ltd.
(Information Technology) 1,581,730
6,990 Texas Instruments, Inc.
(Information Technology) 1,363,120
16,389 Textron, Inc. (Industrials) 1,435,840
350 Thermo Fisher Scientific, Inc.
(Health Care) 198,793
56,349 TJX Cos., Inc. (The) (Consumer
Discretionary) 5,809,582
7,572 T-Mobile US, Inc.
(Communication Services) 1,324,797
9,700 Tractor Supply Co. (Consumer
Discretionary) 2,767,313
821 TransDigm Group, Inc.
(Industrials) 1,102,792
3,366 Travelers Cos., Inc. (The)
(Financials) 726,046
1,366 United Parcel Service, Inc.,
Class B (Industrials) 189,778
12,163 UnitedHealth Group, Inc.
(Health Care) 6,025,185
20,737 VeriSign, Inc. (Information
Technology)* 3,614,874
4,532 Verisk Analytics, Inc.
(Industrials) 1,145,599
123,943 Verizon Communications, Inc.
(Communication Services) 5,100,254
3,293 Vertex Pharmaceuticals, Inc.
(Health Care)* 1,499,435
22,465 Visa, Inc., Class A (Financials) 6,120,814
2,635 Vulcan Materials Co.
(Materials) 673,954
22,254 W R Berkley Corp. (Financials) 1,803,242
6,940 W.W. Grainger, Inc. (Industrials) 6,394,932
157,008 Walmart, Inc. (Consumer
Staples) 10,324,846
6,914 Waste Connections, Inc.
(Industrials) 1,135,232
24,197 Waste Management, Inc.
(Industrials) 5,099,034
4,963 Westinghouse Air Brake
Technologies Corp. (Industrials) 839,889
20,519 Williams Cos., Inc. (The)
(Energy) 851,744
40,710 Yum! Brands, Inc. (Consumer
Discretionary) 5,594,775
9,561 Zoetis, Inc. (Health Care) 1,621,163
613,965,423
TOTAL COMMON STOCKS
(Cost $766,417,281)
875,036,910

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Additional Investment Information
**End swaps header** **End swaps header**
Shares Description Rate Value
a
Preferred Stock – 0.1%
Germany – 0.1%
14,788 Henkel AG
& Co. KGaA
(Consumer
Staples)
(Cost $1,176,944)
2.23% $ 1,334,397
Units Description Expiration Month Value
aa
Right – 0.0%
United Kingdom – 0.0%
8,277 National Grid
PLC*
(Cost $0)
06/24 20,660
Shares Dividend Rate Value
aa a
Investment Company – 0.3%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund - Institutional Shares
2,351,493 5.180% 2,351,493
(Cost $2,351,493)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $769,945,718)
878,743,460
a
Securities Lending Reinvestment Vehicle – 1.8%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
15,810,708 5.227% 15,810,708
(Cost $15,810,708)
TOTAL INVESTMENTS – 101.5%
(Cost $785,756,426)
$ 894,554,168
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.5)%
(13,209,500)
NET ASSETS – 100.0%
$ 881,344,668
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Represents an affiliated issuer.
Investment Abbreviations:
CVA — Dutch Certification
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology 21.6%
Financials 17.5
Health Care 13.4
Industrials 12.6
Consumer Staples 11.5
Consumer Discretionary 9.8
Communication Services 7.3
Materials 1.8
Utilities 1.1
Energy 0.9
Real Estate 0.8
Investment Company 0.2
Securities Lending Reinvestment Vehicle 1.5
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At May 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-Mini MSCI EAFE Index Future 4 06/21/24 $ 474,040 $ 2,101
S&P 500 E-Mini Index 4 06/21/24 1,059,100 12,542
Total Futures Contracts
$ 14,643

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
May 31, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Act of 1940 (“Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include ETFs and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded.
Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value.
Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an
Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2024:
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
ActiveBeta
®
Emerging Markets Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 30,684,734 $ — $ —
Asia 789,788,050 19,222,791 —
Europe 24,742,782 — —
North America 22,788,009 — —
South America 35,837,204 13,295,659 —
Exchange-Traded Fund 5,909,354 — —
Investment Company 55,046,981 — —
Securities Lending Reinvestment Vehicle 2,484,277 — —
Total
$ 967,281,391 $ 32,518,450 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 61,775 $ — $ —
1.00 € 1.00 € 1.00
ActiveBeta
®
Europe Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 4,448 $ — $ —
Asia 60,976 — —
Europe 9,770,173 55,040 —
North America 1,201,335 — —
Oceania 82,403 — —
South America 13,343 — —
Investment Company 166,052 — —
Securities Lending Reinvestment Vehicle 158,616 — —
Total
$ 11,457,346 $ 55,040 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 3,535 $ — $ —
1.00 € 1.00 € 1.00
ActiveBeta
®
International Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 780,974 $ — $ —
Asia 903,531,914 — —
Europe 1,895,000,996 11,050,803 —
North America 601,426,286 3,824,116 —
Oceania 222,432,978 — —
South America 4,136,747 — —
Investment Company 28,323,551 — —
Securities Lending Reinvestment Vehicle 45,672,268 — —
Total
$ 3,701,305,714 $ 14,874,919 $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Derivative Type
Assets
Futures Contracts
(b)
$ 745,586 $ — $ —
€ 1.00 € 1.00 € 1.00
ActiveBeta
®
Japan Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 22,483,597 $ — $ —
Investment Company 75,054 — —
Total
$ 22,558,651 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 1,931 $ — $ —
1.00 € 1.00 € 1.00
ActiveBeta
®
U.S. Large Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 11,955,206,597 $ — $ —
Investment Company 9,887,111 — —
Total
$ 11,965,093,708 $ — $ —
€ 1.00 € 1.00 € 1.00
ActiveBeta
®
U.S. Small Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 463,679 $ — $ —
Asia 2,062,978 — —
Europe 3,884,130 — —
North America 475,229,929 — 27,278
South America 790,538 — —
Investment Company 6,260,556 — —
Securities Lending Reinvestment Vehicle 2,974,941 — —
Total
$ 491,666,751 $ — $ 27,278
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (7,610) $ — $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
ActiveBeta
®
World Low Vol Plus Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 80,428,746 $ — $ —
Europe 128,002,224 1,355,057 —
North America 642,130,924 — —
Oceania 24,475,016 — —
Investment Company 2,351,493 — —
Securities Lending Reinvestment Vehicle 15,810,708 — —
Total
$ 893,199,111 $ 1,355,057 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 14,643 $ — $ —
1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the
Index (or a Reference Index if applicable), including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the
Index.
Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/
or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Index Risk — GSAM (the “Index Provider”) constructs each Fund’s index (an “Index”) in accordance with a rules-based methodology.
A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a
Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each
Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders.
In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.
Industry Concentration Risk — In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.
Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe or NYSE
Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a
Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)